Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $721,158)	$729,567

Corporate Bonds (38.8%)
	Airlines (0.5%)
789,414	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	782,877
259,220	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	261,856
895,900	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	836,305
298,750	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	298,857
816,758	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	761,570
649,067	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	659,582
		3,601,047
	Communication Services (3.5%)
570,000	Altice Financing, SA*
	5.750%, 08/15/29	445,586
800,000	Altice France Holding, SA*
	10.500%, 05/15/27	244,968
1,100,000	Altice France, SA*^
	5.500%, 10/15/29	879,703
1,160,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,101,733
856,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	828,916
	Clear Channel Outdoor Holdings, Inc.*
475,000	7.875%, 04/01/30	491,825
425,000	9.000%, 09/15/28	447,721
400,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	359,052
1,345,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,316,244
	CSC Holdings, LLC*
1,350,000	4.625%, 12/01/30	742,082
1,125,000	4.500%, 11/15/31	847,586
215,000	5.750%, 01/15/30	125,958
852,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	844,017
1,475,000	Frontier California, Inc.
	6.750%, 05/15/27	1,499,544
239,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	252,857
1,519,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,560,059
1,445,000	Frontier North, Inc.
	6.730%, 02/15/28	1,476,284
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
835,000	3.500%, 03/01/29	772,876
250,000	5.250%, 12/01/27	247,975
475,000	Gray Media, Inc.*
	5.375%, 11/15/31	283,528
955,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	857,046
	iHeartCommunications, Inc.*
476,000	10.875%, 05/01/30	333,876
315,950	7.750%, 08/15/30	258,886
615,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	563,641
	Lumen Technologies, Inc.
720,000	7.600%, 09/15/39	581,033
712,875	10.000%, 10/15/32*	711,670
478,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	411,462
930,000	Paramount Global
	4.900%, 08/15/44	717,914
336,000	Qwest Corp.
	7.250%, 09/15/25	335,889
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29	348,830
239,000	5.375%, 01/15/31	128,147
330,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	276,976
	Sirius XM Radio, LLC*
1,189,000	3.875%, 09/01/31^	1,025,037
770,000	5.500%, 07/01/29	750,665
475,000	3.125%, 09/01/26	459,985
874,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	580,563
1,080,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,043,129
473,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	277,277
	Time Warner Cable, LLC
715,000	6.550%, 05/01/37	701,908
385,000	7.300%, 07/01/38	400,442
378,000	United States Cellular Corp.^
	6.700%, 12/15/33	404,672
	Univision Communications, Inc.*
724,000	8.000%, 08/15/28	740,572
480,000	8.500%, 07/31/31	481,920
		27,160,054
	Consumer Discretionary (8.4%)
1,430,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,493,892
1,255,000	Adient Global Holdings, Ltd.*^
	8.250%, 04/15/31	1,302,753
475,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	481,555

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,500,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	$1,498,875
837,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	775,079
1,208,000	At Home Group, Inc.*
	4.875%, 07/15/28	502,552
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,292,882
720,000	6.875%, 11/01/35	743,760
400,000	Benteler International AG*
	10.500%, 05/15/28	424,608
604,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	570,188
	Carnival Corp.*
481,000	7.625%, 03/01/26	482,029
481,000	4.000%, 08/01/28	459,317
60,000	7.000%, 08/15/29	62,951
	Carvana Company*
221,956	9.000%, 06/01/31	266,971
186,131	9.000%, 06/01/30	206,676
105,685	9.000%, 12/01/28	113,931
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,090,000	4.750%, 03/01/30	1,937,325
1,905,000	5.125%, 05/01/27	1,872,615
1,685,000	4.500%, 08/15/30^	1,530,216
1,100,000	6.375%, 09/01/29^	1,100,858
951,000	4.250%, 02/01/31	844,802
565,000	5.000%, 02/01/28	550,683
478,000	4.750%, 02/01/32	425,707
750,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	723,555
	Churchill Downs, Inc.*
478,000	6.750%, 05/01/31	487,106
478,000	5.750%, 04/01/30	472,904
	Dana, Inc.
790,000	4.250%, 09/01/30	750,784
723,000	4.500%, 02/15/32^	680,979
	DISH DBS Corp.
470,000	5.125%, 06/01/29	309,655
356,000	7.375%, 07/01/28	256,217
946,000	DISH Network Corp.*
	11.750%, 11/15/27	999,534
1,365,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,312,024
1,058,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,062,824
1,000,000	Ford Motor Company
	6.100%, 08/19/32	997,130
	Ford Motor Credit Company, LLC
1,525,000	4.000%, 11/13/30	1,381,513
1,245,000	7.200%, 06/10/30	1,313,475
1,150,000	5.113%, 05/03/29	1,123,446
865,000	7.350%, 11/04/27	905,119
800,000	2.900%, 02/16/28	742,680
359,000	Gap, Inc.*
	3.875%, 10/01/31	315,295
490,000	General Motors Company
	5.200%, 04/01/45	422,262
	goeasy, Ltd.*
1,700,000	9.250%, 12/01/28	1,816,977
859,000	7.625%, 07/01/29	889,065
	Goodyear Tire & Rubber Company^
1,435,000	5.625%, 04/30/33	1,294,356
515,000	5.250%, 07/15/31	472,281
	Group 1 Automotive, Inc.*
600,000	6.375%, 01/15/30	611,256
407,000	4.000%, 08/15/28	386,573
770,000	International Game Technology, PLC*
	6.250%, 01/15/27	780,826
214,590	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	217,052
1,077,000	Kohl's Corp.
	5.550%, 07/17/45	678,381
955,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,004,450
965,000	Liberty Interactive, LLC
	8.250%, 02/01/30	476,150
	Life Time, Inc.*
950,000	6.000%, 11/15/31	950,361
937,000	8.000%, 04/15/26	937,000
480,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	500,338
360,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	378,439
616,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	619,265
635,000	M/I Homes, Inc.
	3.950%, 02/15/30	582,784
	Macy's Retail Holdings, LLC
1,121,000	6.700%, 07/15/34*	951,023
730,000	4.300%, 02/15/43	506,299
1,860,000	MGM Resorts International
	6.500%, 04/15/32	1,864,297
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,160,500
	Newell Brands, Inc.
945,000	6.875%, 04/01/36^	967,831
475,000	6.625%, 05/15/32	481,503
360,000	5.700%, 04/01/26	361,490
500,000	Nordstrom, Inc.
	5.000%, 01/15/44	379,085
	Patrick Industries, Inc.*
849,000	4.750%, 05/01/29	809,912
475,000	6.375%, 11/01/32	469,124
1,105,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,007,550
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	995,566
470,000	QVC, Inc.^
	5.450%, 08/15/34	288,942
480,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	514,282
73,276	Rite Aid Cmsr Note
	12.000%, 12/31/25	84,267
	Rite Aid Corp.*@
1,591,000	0.000%, 11/15/26!!	2
289,250	0.000%, 10/18/25	—
	Rite Aid Corp.
299,950	15.000%, 08/30/31	149,975
218,448	15.000%, 08/30/31&	34,952

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
101,573	11.466%, 08/30/31*‡
	3 mo. SOFR + 7.00%	$91,416
98,500	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
950,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	948,109
	Royal Caribbean Cruises, Ltd.*
119,000	6.250%, 03/15/32	121,143
119,000	5.625%, 09/30/31	118,260
875,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	816,489
1,445,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,489,275
610,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	575,328
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	677,898
1,005,000	Station Casinos, LLC*
	4.500%, 02/15/28	963,765
950,000	STL Holding Company, LLC*
	8.750%, 02/15/29	1,013,241
589,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	590,567
240,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	260,309
	ZF North America Capital, Inc.*
950,000	7.125%, 04/14/30	951,539
300,000	6.875%, 04/23/32	289,407
300,000	6.750%, 04/23/30	294,999
		66,020,626
	Consumer Staples (1.9%)
1,413,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,438,038
	Brink's Company*
475,000	6.750%, 06/15/32	486,177
470,000	6.500%, 06/15/29	479,818
1,099,000	Central Garden & Pet Company*
	4.125%, 04/30/31	987,309
1,092,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,023,357
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29	1,245,976
240,000	6.500%, 12/31/27	243,530
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
480,000	5.500%, 01/15/30µ	481,018
269,000	5.750%, 04/01/33	269,791
475,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	494,385
	MPH Acquisition Holdings, LLC*
810,795	6.750%, 03/31/31	446,951
353,365	5.750%, 12/31/30	283,134
279,856	11.500%, 12/31/30	241,026
621,000	New Albertsons, LP
	7.750%, 06/15/26	639,580
	Performance Food Group, Inc.*
957,000	4.250%, 08/01/29	900,748
237,000	6.125%, 09/15/32	237,777
700,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	650,482
	Post Holdings, Inc.*
950,000	6.250%, 02/15/32	952,593
712,000	6.375%, 03/01/33	701,947
909,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	809,537
710,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	731,662
815,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	809,319
		14,554,155
	Energy (5.7%)
950,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	958,635
	Buckeye Partners, LP
710,000	6.750%, 02/01/30*	722,929
500,000	5.850%, 11/15/43	439,195
356,000	6.875%, 07/01/29*	364,964
1,653,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,745,700
720,000	Continental Resources, Inc.
	4.900%, 06/01/44	585,439
742,000	DT Midstream, Inc.*
	4.125%, 06/15/29	702,236
	Enbridge, Inc.‡
724,000	7.375%, 03/15/55
	5 year CMT + 3.12%	750,310
485,000	7.200%, 06/27/54
	5 year CMT + 2.97%	497,343
1,190,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	1,266,196
	Energy Transfer, LP‡
915,000	7.570%, 11/01/66
	3 mo. SOFR + 3.28%	912,383
700,000	6.500%, 11/15/26
	5 year CMT + 5.69%	700,378
475,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	486,566
1,015,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	1,012,970
600,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	632,076
	EQM Midstream Partners, LP*
1,580,000	7.500%, 06/01/27	1,620,669
470,000	6.375%, 04/01/29	478,728
	Genesis Energy, LP / Genesis Energy Finance Corp.
719,000	8.875%, 04/15/30	745,955
475,000	8.000%, 05/15/33	475,342
1,325,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	1,350,824
950,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	988,361
475,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	489,602
950,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	955,263

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,200,000	Matador Resources Company*
	6.500%, 04/15/32	$1,204,560
950,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	947,435
360,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	374,515
720,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	696,341
476,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	464,443
1,006,000	Oceaneering International, Inc.
	6.000%, 02/01/28	997,308
	Parkland Corp.*
1,425,000	6.625%, 08/15/32	1,429,403
482,000	5.875%, 07/15/27	480,911
506,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	496,330
	Permian Resources Operating, LLC*
903,000	7.000%, 01/15/32	928,528
237,000	6.250%, 02/01/33	237,806
960,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	960,970
960,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	988,445
1,306,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	1,377,765
1,340,000	TGNR Intermediate Holdings, LLC*
	5.500%, 10/15/29	1,273,871
	Transocean, Inc.*
1,184,900	8.750%, 02/15/30	1,236,585
950,000	8.250%, 05/15/29	954,911
	Venture Global Calcasieu Pass, LLC*
600,000	6.250%, 01/15/30	611,442
240,000	4.125%, 08/15/31	217,094
240,000	3.875%, 08/15/29	222,233
	Venture Global LNG, Inc.*
1,900,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	1,981,187
1,195,000	8.375%, 06/01/31	1,258,311
715,000	8.125%, 06/01/28	747,976
499,000	7.000%, 01/15/30	510,467
480,000	9.875%, 02/01/32	528,816
480,000	9.500%, 02/01/29	535,282
	Vital Energy, Inc.*
914,000	7.875%, 04/15/32^	901,890
570,000	7.750%, 07/31/29	572,240
1,000,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	978,730
1,195,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,240,279
594,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	588,874
		44,827,012
	Financials (6.6%)
1,550,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,610,667
900,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	923,175
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
950,000	7.375%, 10/01/32	971,508
950,000	6.500%, 10/01/31	951,615
	Ally Financial, Inc.^‡
1,327,000	4.700%, 05/15/26
	5 year CMT + 3.87%	1,274,929
445,000	4.700%, 05/15/28
	7 year CMT + 3.48%	404,830
983,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	937,064
980,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	991,897
950,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	972,534
950,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	979,754
1,000,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,047,990
475,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	507,846
1,676,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,642,631
998,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	960,156
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	1,005,940
935,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	926,828
	Credit Acceptance Corp.
925,000	6.625%, 03/15/26	926,572
635,000	9.250%, 12/15/28*	677,431
960,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,035,437
	GGAM Finance, Ltd.*
1,075,000	8.000%, 02/15/27	1,110,862
475,000	5.875%, 03/15/30	472,112
1,437,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,336,582
535,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	557,631
	HUB International, Ltd.*
1,430,000	5.625%, 12/01/29^	1,403,531
715,000	7.375%, 01/31/32	736,014
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	620,948
1,990,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,957,742
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
1,185,000	5.000%, 08/15/28	1,124,055

See accompanying Notes to Schedule of Investments

4

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
945,000	6.625%, 10/15/31	$951,341
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,033,000	4.750%, 06/15/29	983,075
965,000	5.250%, 10/01/25	964,382
594,000	7.000%, 07/15/31	611,897
820,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	789,340
	Level 3 Financing, Inc.*
736,340	10.000%, 10/15/32	735,788
500,000	3.875%, 10/15/30	394,200
720,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	683,597
955,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,007,754
1,405,000	MetLife, Inc.
	6.400%, 12/15/66	1,434,252
630,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	589,554
475,000	Newmark Group, Inc.
	7.500%, 01/12/29	500,085
	OneMain Finance Corp.
660,000	3.875%, 09/15/28	617,107
475,000	7.500%, 05/15/31	494,394
905,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	926,946
950,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	992,987
950,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	958,455
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
928,000	3.875%, 03/01/31	820,807
445,000	3.625%, 03/01/29	407,242
470,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	451,139
725,000	Service Properties Trust
	8.375%, 06/15/29	725,326
	Starwood Property Trust, Inc.*
950,000	6.000%, 04/15/30	937,051
475,000	6.500%, 07/01/30	479,883
1,190,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,254,129
	United Wholesale Mortgage, LLC*
1,123,000	5.500%, 04/15/29	1,089,490
480,000	5.750%, 06/15/27	477,509
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
598,000	10.500%, 02/15/28	639,705
465,000	6.500%, 02/15/29	424,573
475,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	493,155
1,100,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	983,653
950,000	XHR, LP*
	6.625%, 05/15/30	960,982
		51,848,079
	Health Care (2.4%)
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30	1,259,795
713,000	10.875%, 01/15/32	735,139
538,000	6.875%, 04/15/29^	373,507
120,000	5.250%, 05/15/30	102,362
	DaVita, Inc.*
1,139,000	3.750%, 02/15/31	1,003,448
1,061,000	4.625%, 06/01/30	987,324
925,000	6.875%, 09/01/32	939,023
	Embecta Corp.*
717,000	5.000%, 02/15/30	667,635
240,000	6.750%, 02/15/30	230,635
	Encompass Health Corp.
470,000	4.750%, 02/01/30^	452,596
470,000	4.500%, 02/01/28	459,105
1,010,000	HCA, Inc.
	7.500%, 11/06/33	1,119,393
300,000	Jazz Securities DAC*
	4.375%, 01/15/29	286,080
	Medline Borrower, LP*
1,215,000	3.875%, 04/01/29	1,135,661
1,208,000	5.250%, 10/01/29	1,171,023
120,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	122,090
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,760,000	5.125%, 04/30/31^	1,593,610
450,000	4.125%, 04/30/28	427,217
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	2,254,027
1,315,000	6.875%, 11/15/31	1,359,013
	Teva Pharmaceutical Finance Netherlands III, BV
1,215,000	5.125%, 05/09/29^	1,193,494
800,000	4.750%, 05/09/27	787,544
440,000	3.150%, 10/01/26	426,716
		19,086,437
	Industrials (5.1%)
950,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	971,679
1,100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,018,622
965,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	922,511
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,600,000	4.625%, 01/15/27	1,573,456
720,000	5.875%, 02/15/28	719,712
	Arcosa, Inc.*
538,000	4.375%, 04/15/29	508,813
475,000	6.875%, 08/15/32	487,397
2,538,812	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	148,825
753,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	737,850

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Bombardier, Inc.*
480,000	8.750%, 11/15/30	$517,118
355,000	7.000%, 06/01/32^	362,636
300,000	7.250%, 07/01/31	309,873
188,000	7.875%, 04/15/27	188,823
956,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	901,145
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	979,800
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	237,542
	Deluxe Corp.*
1,265,000	8.000%, 06/01/29	1,240,535
235,000	8.125%, 09/15/29	242,106
957,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	976,628
908,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	919,995
	EnerSys*
500,000	6.625%, 01/15/32	507,025
475,000	4.375%, 12/15/27^	459,230
	EquipmentShare.com, Inc.*
359,000	8.000%, 03/15/33	373,762
355,000	8.625%, 05/15/32	378,952
580,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	577,605
	Graphic Packaging International, LLC*
625,000	4.750%, 07/15/27	614,369
446,000	3.500%, 03/01/29	412,131
1,054,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	980,789
2,244,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,241,554
	Herc Holdings, Inc.*
1,250,000	5.500%, 07/15/27	1,246,950
475,000	6.625%, 06/15/29	485,930
	JELD-WEN, Inc.*
712,000	7.000%, 09/01/32^	679,227
500,000	4.875%, 12/15/27	482,980
1,575,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,517,213
955,000	Knife River Holding Company*
	7.750%, 05/01/31	997,708
950,000	Masterbrand, Inc.*
	7.000%, 07/15/32	972,087
588,000	Moog, Inc.*
	4.250%, 12/15/27	565,144
940,000	Novelis Corp.*
	4.750%, 01/30/30	884,916
624,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	626,209
475,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	477,309
	Sealed Air Corp.*
239,000	5.000%, 04/15/29	231,675
235,000	6.500%, 07/15/32^	239,185
	Sealed Air Corp./Sealed Air Corp. U.S.*
743,000	6.125%, 02/01/28	750,437
240,000	7.250%, 02/15/31	249,893
450,000	Sensata Technologies, BV*
	4.000%, 04/15/29	416,957
479,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	423,479
235,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	237,477
955,000	Standard Industries, Inc.*
	5.000%, 02/15/27	943,148
	TransDigm, Inc.*
1,035,000	6.875%, 12/15/30	1,061,237
710,000	6.750%, 08/15/28	723,213
360,000	7.125%, 12/01/31	372,377
235,000	6.625%, 03/01/32	239,477
282,260	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	266,095
961,000	Vertiv Group Corp.*
	4.125%, 11/15/28	914,267
1,004,000	Wabash National Corp.*
	4.500%, 10/15/28	928,409
952,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	962,881
	Williams Scotsman, Inc.*
565,000	4.625%, 08/15/28	555,531
480,000	7.375%, 10/01/31	502,190
355,000	6.625%, 06/15/29	364,099
		39,828,183
	Information Technology (1.6%)
557,000	Coherent Corp.*
	5.000%, 12/15/29	536,825
430,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	436,003
478,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	465,510
480,000	Fair Isaac Corp.*
	4.000%, 06/15/28	457,709
1,050,000	KBR, Inc.*
	4.750%, 09/30/28	998,057
475,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	482,652
477,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	506,512
723,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	682,859
	Open Text Corp.*
705,000	3.875%, 02/15/28	670,603
475,000	6.900%, 12/01/27	491,601
359,000	3.875%, 12/01/29	329,813
359,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	321,890
840,000	Playtika Holding Corp.*
	4.250%, 03/15/29	776,572
1,350,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,267,582
	Twilio, Inc.
680,000	3.625%, 03/15/29	632,584
236,000	3.875%, 03/15/31	214,444
356,000	UKG, Inc.*
	6.875%, 02/01/31	363,629
1,435,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,306,582
475,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	486,457

See accompanying Notes to Schedule of Investments

6

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	$1,013,628
		12,441,512
	Materials (1.7%)
500,000	ArcelorMittal, SA^
	7.000%, 10/15/39	535,695
534,000	ATI, Inc.
	5.875%, 12/01/27	532,451
950,000	Avient Corp.*
	6.250%, 11/01/31	947,606
	Chemours Company*
805,000	8.000%, 01/15/33	798,761
477,000	4.625%, 11/15/29^	423,557
1,530,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,452,735
710,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	709,538
	Commercial Metals Company
478,000	4.125%, 01/15/30	444,134
239,000	4.375%, 03/15/32	217,844
	Constellium, SE*
740,000	3.750%, 04/15/29	675,354
375,000	6.375%, 08/15/32^	370,065
725,000	JW Aluminum Continuous Cast Company*^
	10.250%, 06/01/26	727,349
850,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	819,825
	Mercer International, Inc.
1,020,000	5.125%, 02/01/29	905,637
483,000	12.875%, 10/01/28*	522,186
935,000	OCI, NV*
	6.700%, 03/16/33	968,585
1,105,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,064,049
950,000	Terex Corp*
	6.250%, 10/15/32	941,051
406,300	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	310,905
		13,367,327
	Other (0.4%)
	EchoStar Corp.
1,456,473	6.750%, 11/30/30	1,346,276
982,615	10.750%, 11/30/29	1,059,593
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,915
		2,914,784
	Real Estate (0.3%)
764,000	EPR Propertiesµ
	3.750%, 08/15/29	708,686
750,000	Forestar Group, Inc.*
	5.000%, 03/01/28	726,810
1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,023,610
		2,459,106
	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
955,000	6.750%, 01/15/30	900,947
477,000	4.625%, 01/15/29	449,057
		1,350,004
	Utilities (0.5%)
359,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	365,688
475,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 year CMT + 2.21%	481,830
950,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 year CMT + 2.59%	957,410
360,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	368,608
475,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	477,783
359,000	NiSource, Inc.^‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	367,293
350,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	350,032
	Vistra Corp.*‡
450,000	7.000%, 12/15/26
	5 year CMT + 5.74%	451,517
250,000	8.000%, 10/15/26
	5 year CMT + 6.93%	255,930
		4,076,091
	Total Corporate Bonds
	(Cost $311,392,341)	303,534,417

Convertible Bonds (94.3%)
	Communication Services (10.9%)
3,750,000	AST SpaceMobile, Inc.*
	4.250%, 03/01/32	4,080,262
6,000,000	Liberty Media Corp.*µ
	2.375%, 09/30/53	8,848,800
9,000,000	Liberty Media Corp.-Liberty Formula Oneµ
	2.250%, 08/15/27	11,331,630
8,500,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	8,857,085
5,250,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,593,645
14,500,000	Sea, Ltd.^
	0.250%, 09/15/26	13,344,350
16,250,000	Snap, Inc.*µ
	0.500%, 05/01/30	14,262,950
16,804,000	Uber Technologies, Inc.µ
	0.875%, 12/01/28	19,549,774
		84,868,496
	Consumer Discretionary (17.0%)
15,500,000	Alibaba Group Holding, Ltd.*^
	0.500%, 06/01/31	18,143,215

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
4,500,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	$11,349,765
2,125,000	Carnival Corp.µ
	5.750%, 12/01/27	4,673,789
11,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	9,936,805
12,750,000	Etsy, Inc.µ
	0.125%, 09/01/27	11,112,900
5,250,000	Ford Motor Companyµ
	0.000%, 03/15/26	5,118,750
7,750,000	JD.com, Inc.*^
	0.250%, 06/01/29	8,889,948
2,435,000	Lucid Group, Inc.*µ
	1.250%, 12/15/26	1,977,123
10,250,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	9,632,027
9,750,000	Meritage Homes Corp.*^
	1.750%, 05/15/28	9,788,122
11,500,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	11,480,450
2,000,000	Royal Caribbean Cruises, Ltd.µ
	6.000%, 08/15/25	10,700,000
5,750,000	Shake Shack, Inc.
	0.000%, 03/01/28	5,723,435
8,000,000	Trip.com Group, Ltd.*^
	0.750%, 06/15/29	10,103,360
3,500,000	Wayfair, Inc.
	3.500%, 11/15/28	4,631,970
		133,261,659
	Consumer Staples (1.6%)
7,500,000	Enovis Corp.µ
	3.875%, 10/15/28	8,283,300
1,750,000	Freshpet, Inc.
	3.000%, 04/01/28	4,164,703
		12,448,003
	Energy (1.6%)
4,250,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	3,635,620
4,890,000	Nabors Industries, Inc.
	1.750%, 06/15/29	3,528,282
4,250,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,903,395
	SunEdison, Inc.@
9,411,000	0.000%, 01/15/49*!!	103,521
898,000	0.000%, 10/01/49	9,878
		12,180,696
	Financials (3.0%)
4,250,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	4,181,703
6,250,000	Coinbase Global, Inc.*
	0.250%, 04/01/30	7,328,562
8,250,000	Global Payments, Inc.*µ
	1.500%, 03/01/31	8,084,175
4,250,000	Upstart Holdings, Inc.*
	1.000%, 11/15/30	4,240,777
		23,835,217
	Health Care (11.7%)
4,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	5,184,765
9,500,000	CONMED Corp.µ
	2.250%, 06/15/27	8,977,215
8,000,000	Dexcom, Inc.µ
	0.375%, 05/15/28	7,396,240
5,750,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	5,917,210
4,250,000	Haemonetics Corp.*µ
	2.500%, 06/01/29	4,098,402
8,000,000	Halozyme Therapeutics, Inc.µ
	0.250%, 03/01/27	8,046,160
1,625,000	Insmed, Inc.
	0.750%, 06/01/28	3,883,864
4,500,000	Insulet Corp.
	0.375%, 09/01/26	5,965,200
6,375,000	Integer Holdings Corp.
	2.125%, 02/15/28	10,846,234
4,250,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	4,115,360
	Jazz Investments I, Ltd.
6,200,000	2.000%, 06/15/26	6,341,918
3,750,000	3.125%, 09/15/30*^	4,077,488
2,721,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,708,152
10,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	8,598,417
3,750,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,026,375
		91,183,000
	Industrials (2.6%)
4,250,000	Axon Enterprise, Inc.µ
	0.500%, 12/15/27	12,157,210
2,750,000	Bloom Energy Corp.
	3.000%, 06/01/28	4,049,815
4,000,000	Tetra Tech, Inc.
	2.250%, 08/15/28	4,505,920
		20,712,945
	Information Technology (38.6%)
4,125,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	4,536,015
	Akamai Technologies, Inc.
8,250,000	1.125%, 02/15/29	8,265,428
4,500,000	0.375%, 09/01/27	4,651,920
2,500,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,520,550
8,500,000	BILL Holdings, Inc.*µ
	0.000%, 04/01/30	9,106,900
	Core Scientific, Inc.*
8,750,000	0.000%, 06/15/31µ	8,354,237
2,500,000	3.000%, 09/01/29	3,479,175
17,250,000	Datadog, Inc.*µ
	0.000%, 12/01/29	17,005,740
8,500,000	Guidewire Software, Inc.*µ
	1.250%, 11/01/29	9,228,365
7,750,000	Itron, Inc.*^
	1.375%, 07/15/30	8,096,813
7,500,000	Lumentum Holdings, Inc.µ
	1.500%, 12/15/29	10,628,925
8,000,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	8,104,720
	MicroStrategy, Inc.*
14,750,000	0.000%, 12/01/29	12,930,292
6,750,000	2.250%, 06/15/32	12,394,417

See accompanying Notes to Schedule of Investments

8

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
15,750,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	$16,040,745
	NCL Corp., Ltd.
6,000,000	1.125%, 02/15/27^	6,536,160
3,000,000	5.375%, 08/01/25	4,655,130
	Nutanix, Inc.
4,250,000	0.500%, 12/15/29*	4,428,075
3,250,000	0.250%, 10/01/27	4,271,833
17,250,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	15,542,940
3,000,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	11,132,340
	PAR Technology Corp.
2,500,000	1.500%, 10/15/27	2,918,250
2,000,000	1.000%, 01/15/30*	2,033,620
4,500,000	Parsons Corp.*
	2.625%, 03/01/29	4,867,290
3,750,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	4,500,675
7,500,000	Rapid7, Inc.^
	1.250%, 03/15/29	6,987,900
2,500,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,597,300
5,750,000	Seagate HDD Cayman
	3.500%, 06/01/28	7,437,338
14,750,000	Shift4 Payments, Inc.µ
	0.500%, 08/01/27	17,336,117
13,750,000	Snowflake, Inc.*µ
	0.000%, 10/01/29	18,267,700
7,750,000	Spotify USA, Inc.µ
	0.000%, 03/15/26	9,203,125
6,750,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	8,482,522
4,250,000	Varonis Systems, Inc.*^
	1.000%, 09/15/29	4,062,830
4,000,000	Vertex, Inc.*
	0.750%, 05/01/29	6,747,880
6,500,000	Western Digital Corp.µ
	3.000%, 11/15/28	9,137,830
	Wolfspeed, Inc.
8,750,000	1.875%, 12/01/29	3,434,375
5,338,000	0.250%, 02/15/28	2,461,619
3,750,000	Workiva, Inc.
	1.250%, 08/15/28	3,786,675
4,250,000	Zscaler, Inc.
	0.125%, 07/01/25	5,816,380
		301,990,146
	Other (0.0%)
475,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate	319,086

	Real Estate (1.8%)
8,250,000	Digital Realty Trust, LP*
	1.875%, 11/15/29	8,379,360
6,000,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	5,605,140
		13,984,500
	Utilities (5.5%)
4,250,000	CMS Energy Corp.
	3.375%, 05/01/28	4,395,138
7,500,000	Duke Energy Corp.
	4.125%, 04/15/26	7,785,750
15,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	16,200,227
13,500,000	Southern Companyµ
	3.875%, 12/15/25	14,253,165
		42,634,280
	Total Convertible Bonds
	(Cost $724,785,782)	737,418,028

Bank Loans (7.5%) ¡
	Airlines (0.2%)
640,163	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	645,063
520,000	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	533,299
533,057	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	535,579
		1,713,941
	Communication Services (1.0%)
397,332	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	362,813
44,133	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	44,519
482,519	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	484,587
460,998	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	463,545
1,810,705	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. LIBOR + 2.50%	1,690,465
699,560	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	701,949
385,000	Directv Financing, LLC!
	0.000%, 08/02/29	383,021
721,375	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	684,675
240,000	Gray Television, Inc.!
	0.000%, 06/04/29	227,790
970,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	574,846
947,625	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	953,548
980,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	966,525
		7,538,283
	Consumer Discretionary (1.7%)
266,944	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	267,780

See accompanying Notes to Schedule of Investments

9

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
247,426	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	$248,200
229,630	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	230,348
1,200,767	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	1,206,273
889,695	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	894,512
520,982	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	524,564
500,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	508,875
225,000	Clarios Global, LP!
	0.000%, 01/14/32	225,750
942,857	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	944,880
274,618	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	277,707
950,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	955,938
1,117,293	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	1,123,466
427,850	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	438,546
2,058,886	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	2,066,607
710,719	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	686,064
942,875	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	945,888
585,581	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	588,509
964,668	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	974,213
		13,108,120
	Consumer Staples (0.9%)
3,198,501	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	3,295,784
708,225	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	709,925
980,081	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	984,320
1,162,272	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	1,149,115
640,163	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	650,965
475,000	Veritiv Corp.!
	0.000%, 11/30/30	476,316
		7,266,425
	Energy (0.4%)
894,416	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	897,493
470,250	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	469,001
1,433,237	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	1,433,688
		2,800,182
	Financials (1.3%)
1,281,332	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	1,289,282
715,978	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	716,125
1,794	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	1,795
1,220,775	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	1,223,155
732,614	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	733,438
446,631	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	449,371
1,210,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	1,217,242
941,227	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	945,801
712,800	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	714,226
677,162	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	679,843
975,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	989,625
950,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	955,462
		9,915,365

See accompanying Notes to Schedule of Investments

10

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Health Care (0.1%)
988,235	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	$940,474

	Industrials (0.6%)
947,679	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	733,030
354,113	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	355,787
945,250	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	954,263
448,812	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	450,929
1,888,075	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	1,897,279
		4,391,288
	Information Technology (0.6%)
1,317,079	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	1,324,296
703,079	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	705,013
952,453	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	955,358
777,339	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	782,077
817,281	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	820,509
497,500	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	501,020
		5,088,273
	Materials (0.5%)
1,513,893	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	1,515,793
1,132,540	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	1,139,013
728,025	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	446,786
971,265	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	980,492
		4,082,084
	Special Purpose Acquisition Companies (0.2%)
390,400	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	391,864
238,263	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	239,765
977,500	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	877,130
		1,508,759
	Total Bank Loans
	(Cost $58,299,870)	58,353,194

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (11.3%)
	Energy (0.0%)
26	Gulfport Energy Corp.#
	10.000%, 03/03/25
	15.000% PIK rate	338,000

	Financials (3.5%)
83,465	Apollo Global Management, Inc.
	6.750%, 07/31/26	7,435,062
165,055	Ares Management Corp.
	6.750%, 10/01/27	10,017,188
8,100	Bank of America Corp.‡‡
	7.250%	9,914,400
		27,366,650
	Industrials (4.4%)
497,525	Boeing Company
	6.000%, 10/15/27	30,229,619
60,775	Chart Industries, Inc.
	6.750%, 12/15/25	4,725,256
		34,954,875
	Information Technology (1.2%)
149,865	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	9,161,247

	Materials (0.7%)
132,880	Albemarle Corp.
	7.250%, 03/01/27	5,384,298

	Utilities (1.5%)
	NextEra Energy, Inc.
180,300	6.926%, 09/01/25^	7,478,844
85,285	7.299%, 06/01/27	4,158,497
		11,637,341
	Total Convertible Preferred Stocks
	(Cost $83,948,727)	88,842,411

Warrants (0.0%) #
	Communication Services (0.0%)
2,987	Audacy Capital Corp.
	09/30/28, Strike $1.00	1
498	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		1

See accompanying Notes to Schedule of Investments

11

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Energy (0.0%)
47,739	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	$5
42,965	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	4
		9
	Total Warrants
	(Cost $18,376)	10

Common Stocks (0.3%)
	Communication Services (0.1%)
20,285	Altice USA, Inc. - Class A^#	57,001
17,477	Audacy, Inc.#	332,063
6,819	Cumulus Media, Inc. - Class A#	6,069
		395,133
	Energy (0.2%)
4,000	Cheniere Energy Partners, LP	245,440
56,650	Energy Transfer, LP	1,160,192
26,095	Enterprise Products Partners, LP	852,002
6,644	EP Energy Corp.#	10,796
32	Gulfport Energy Corp.µ#	5,712
		2,274,142
	Other (0.0%)
1,446	Rite Aid Corp.#	50,610
	Total Common Stocks
	(Cost $2,589,382)	2,719,885

Preferred Stocks (0.1%)
	Communication Services (0.1%)
25,448	Qwest Corp.
	6.500%, 09/01/56	438,978
7,676	Telephone and Data Systems, Inc.
	6.625%, 03/31/26	171,405
	United States Cellular Corp.
6,503	5.500%, 03/01/70	144,041
743	5.500%, 06/01/70	16,532
		770,956
	Consumer Discretionary (0.0%)
6,122	Guitar Center, Inc.#	91,830
	Total Preferred Stocks
	(Cost $1,388,027)	862,786

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
Purchased Options (0.2%) #
	Industrials (0.1%)
3,250	American Airlines Group, Inc.
5,499,000	Call, 06/20/25, Strike $17.00	$656,500

	Information Technology (0.1%)
132	CyberArk Software, Ltd.
4,896,936	Call, 05/16/25, Strike $310.00	960,960
	Total Purchased Options
	(Cost $1,234,496)	1,617,460

TOTAL INVESTMENTS (152.6%)
(Cost $1,184,378,159)		1,194,077,758

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.0%)		(132,750,000)

LIABILITIES, LESS OTHER ASSETS (-35.6%)		(279,019,289)

NET ASSETS (100.0%)		$782,308,469

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $402,003,514.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
&	Illiquid security.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$729,567	$—	$729,567
Corporate Bonds	—	303,534,417	—	303,534,417
Convertible Bonds	—	737,418,028	—	737,418,028
Bank Loans	—	58,353,194	—	58,353,194
Convertible Preferred Stocks	88,504,411	338,000	—	88,842,411
Warrants	—	10	—	10
Common Stocks	2,326,416	393,469	—	2,719,885
Preferred Stocks	770,956	91,830	—	862,786
Purchased Options	1,617,460	—	—	1,617,460
Total	$93,219,243	$1,100,858,515	$—	$1,194,077,758

See accompanying Notes to Schedule of Investments

13

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $801,287)	$810,630

Corporate Bonds (39.1%)
	Airlines (0.5%)
858,059	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	850,954
276,346	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	279,156
964,100	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	899,968
326,250	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	326,368
883,282	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	823,598
707,332	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	718,790
		3,898,834
	Communication Services (3.3%)
610,000	Altice Financing, SA*
	5.750%, 08/15/29	476,855
800,000	Altice France Holding, SA*
	10.500%, 05/15/27	244,968
1,200,000	Altice France, SA*
	5.500%, 10/15/29	959,676
952,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	921,879
	Clear Channel Outdoor Holdings, Inc.*
525,000	7.875%, 04/01/30	543,595
475,000	9.000%, 09/15/28^	500,393
450,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	403,933
1,454,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,422,913
	CSC Holdings, LLC*
1,600,000	4.625%, 12/01/30	879,504
1,220,000	4.500%, 11/15/31	919,160
225,000	5.750%, 01/15/30	131,816
937,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	928,220
1,610,000	Frontier California, Inc.
	6.750%, 05/15/27	1,636,790
261,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	276,133
1,685,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,730,546
1,555,000	Frontier North, Inc.
	6.730%, 02/15/28	1,588,666
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
905,000	3.500%, 03/01/29	837,668
270,000	5.250%, 12/01/27	267,813
515,000	Gray Media, Inc.*
	5.375%, 11/15/31	307,404
1,040,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	933,327
	iHeartCommunications, Inc.*
524,000	10.875%, 05/01/30	367,544
351,550	7.750%, 08/15/30	288,057
470,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	430,750
	Lumen Technologies, Inc.
785,000	7.600%, 09/15/39	633,487
771,875	10.000%, 10/15/32*	770,571
522,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	449,338
1,005,000	Paramount Global
	4.900%, 08/15/44	775,810
367,000	Qwest Corp.
	7.250%, 09/15/25	366,879
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29	375,888
257,000	5.375%, 01/15/31	137,798
415,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	348,318
	Sirius XM Radio, LLC*
1,311,000	3.875%, 09/01/31^	1,130,213
830,000	5.500%, 07/01/29	809,159
515,000	3.125%, 09/01/26	498,721
957,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	635,697
1,170,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,130,056
517,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	303,071
	Time Warner Cable, LLC
775,000	6.550%, 05/01/37	760,810
420,000	7.300%, 07/01/38	436,846
414,000	United States Cellular Corp.^
	6.700%, 12/15/33	443,212
	Univision Communications, Inc.*
786,000	8.000%, 08/15/28	803,992
520,000	8.500%, 07/31/31	522,080
		28,329,556
	Consumer Discretionary (8.5%)
1,580,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,650,594
1,375,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	1,427,319
523,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	530,217
1,660,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	1,658,755

See accompanying Notes to Schedule of Investments

1

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
913,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	$845,456
1,325,000	At Home Group, Inc.*
	4.875%, 07/15/28	551,227
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,400,282
760,000	6.875%, 11/01/35	785,080
600,000	Benteler International AG*
	10.500%, 05/15/28	636,912
657,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	620,221
	Carnival Corp.*
523,000	4.000%, 08/01/28	499,423
520,000	7.625%, 03/01/26	521,113
65,000	7.000%, 08/15/29	68,197
	Carvana Company*
237,892	9.000%, 06/01/31	286,139
198,540	9.000%, 06/01/30	220,455
112,410	9.000%, 12/01/28	121,180
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,275,000	4.750%, 03/01/30	2,108,811
2,080,000	5.125%, 05/01/27	2,044,640
1,825,000	4.500%, 08/15/30^	1,657,356
1,200,000	6.375%, 09/01/29^	1,200,936
1,035,000	4.250%, 02/01/31	919,422
540,000	5.000%, 02/01/28	526,316
522,000	4.750%, 02/01/32	464,893
810,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	781,439
	Churchill Downs, Inc.*
522,000	5.750%, 04/01/30	516,435
520,000	6.750%, 05/01/31	529,906
	Dana, Inc.
855,000	4.250%, 09/01/30	812,558
782,000	4.500%, 02/15/32^	736,550
	DISH DBS Corp.
544,000	5.125%, 06/01/29	358,409
389,000	7.375%, 07/01/28	279,967
1,049,000	DISH Network Corp.*
	11.750%, 11/15/27	1,108,363
1,510,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,451,397
1,142,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,147,208
1,075,000	Ford Motor Company
	6.100%, 08/19/32	1,071,915
	Ford Motor Credit Company, LLC
1,650,000	4.000%, 11/13/30	1,494,752
1,350,000	7.200%, 06/10/30	1,424,250
1,280,000	5.113%, 05/03/29	1,250,445
945,000	7.350%, 11/04/27	988,829
800,000	2.900%, 02/16/28	742,680
391,000	Gap, Inc.*
	3.875%, 10/01/31	343,400
510,000	General Motors Company
	5.200%, 04/01/45	439,498
	goeasy, Ltd.*
1,825,000	9.250%, 12/01/28	1,950,578
934,000	7.625%, 07/01/29	966,690
	Goodyear Tire & Rubber Company^
1,575,000	5.625%, 04/30/33	1,420,634
560,000	5.250%, 07/15/31	513,548
	Group 1 Automotive, Inc.*
650,000	6.375%, 01/15/30	662,194
445,000	4.000%, 08/15/28	422,665
825,000	International Game Technology, PLC*
	6.250%, 01/15/27	836,600
233,554	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	236,233
1,188,000	Kohl's Corp.
	5.550%, 07/17/45	748,297
1,040,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,093,851
1,045,000	Liberty Interactive, LLC
	8.250%, 02/01/30	515,624
	Life Time, Inc.*
1,045,000	6.000%, 11/15/31	1,045,397
1,008,000	8.000%, 04/15/26	1,008,000
525,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	547,244
390,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	409,976
672,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	675,562
685,000	M/I Homes, Inc.
	3.950%, 02/15/30	628,672
	Macy's Retail Holdings, LLC
1,219,000	6.700%, 07/15/34*	1,034,163
765,000	4.300%, 02/15/43	530,573
2,025,000	MGM Resorts International
	6.500%, 04/15/32	2,029,678
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,265,221
	Newell Brands, Inc.
1,040,000	6.875%, 04/01/36^	1,065,126
522,000	6.625%, 05/15/32	529,146
391,000	5.700%, 04/01/26	392,619
500,000	Nordstrom, Inc.
	5.000%, 01/15/44	379,085
	Patrick Industries, Inc.*
923,000	4.750%, 05/01/29	880,505
522,000	6.375%, 11/01/32	515,543
1,195,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,089,613
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	1,084,722
525,000	QVC, Inc.
	5.450%, 08/15/34	322,754
530,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	567,853
79,474	Rite Aid Cmsr Note
	12.000%, 12/31/25	91,395
	Rite Aid Corp.*@
1,725,000	0.000%, 11/15/26!!	2
313,713	0.000%, 10/18/25	—
	Rite Aid Corp.
562,164	15.000%, 08/30/31	200,554
110,165	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	99,149
106,832	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—

See accompanying Notes to Schedule of Investments

2

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,045,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	$1,042,920
	Royal Caribbean Cruises, Ltd.*
131,000	6.250%, 03/15/32	133,359
131,000	5.625%, 09/30/31	130,185
955,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	891,139
1,565,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,612,952
648,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	611,168
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	731,314
1,125,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,078,841
1,050,000	STL Holding Company, LLC*
	8.750%, 02/15/29	1,119,899
636,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	637,692
260,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	282,001
	ZF North America Capital, Inc.*
1,025,000	7.125%, 04/14/30	1,026,661
300,000	6.875%, 04/23/32	289,407
300,000	6.750%, 04/23/30	294,999
		71,864,948
	Consumer Staples (2.0%)
1,255,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,191,961
1,543,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,570,342
	Brink's Company*
525,000	6.750%, 06/15/32	537,353
525,000	6.500%, 06/15/29	535,967
1,191,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,069,959
1,188,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,113,322
	Energizer Holdings, Inc.*
1,445,000	4.375%, 03/31/29	1,352,693
260,000	6.500%, 12/31/27	263,825
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
520,000	5.500%, 01/15/30µ	521,102
284,000	5.750%, 04/01/33	284,835
522,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	543,303
	MPH Acquisition Holdings, LLC*
872,570	6.750%, 03/31/31	481,004
382,137	5.750%, 12/31/30	306,187
302,144	11.500%, 12/31/30	260,222
672,000	New Albertsons, LP
	7.750%, 06/15/26	692,106
	Performance Food Group, Inc.*
1,043,000	4.250%, 08/01/29	981,692
261,000	6.125%, 09/15/32	261,856
775,000	Pilgrim's Pride Corp.^
	4.250%, 04/15/31	720,177
	Post Holdings, Inc.*
1,050,000	6.250%, 02/15/32	1,052,867
788,000	6.375%, 03/01/33	776,873
986,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	878,112
782,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	805,859
855,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	849,041
		17,050,658
	Energy (5.8%)
1,045,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	1,054,499
	Buckeye Partners, LP
787,000	6.750%, 02/01/30*	801,331
545,000	5.850%, 11/15/43	478,723
392,000	6.875%, 07/01/29*	401,871
1,803,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	1,904,112
785,000	Continental Resources, Inc.
	4.900%, 06/01/44	638,291
808,000	DT Midstream, Inc.*
	4.125%, 06/15/29	764,699
	Enbridge, Inc.‡
790,000	7.375%, 03/15/55
	5 year CMT + 3.12%	818,709
530,000	7.200%, 06/27/54
	5 year CMT + 2.97%	543,489
1,310,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	1,393,879
	Energy Transfer, LP‡
970,000	7.570%, 11/01/66^
	3 mo. SOFR + 3.28%	967,226
764,000	6.500%, 11/15/26
	5 year CMT + 5.69%	764,413
520,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	532,662
1,125,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	1,122,750
650,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	684,749
	EQM Midstream Partners, LP*
1,730,000	7.500%, 06/01/27	1,774,530
525,000	6.375%, 04/01/29	534,749
	Genesis Energy, LP / Genesis Energy Finance Corp.
765,000	8.875%, 04/15/30	793,680
525,000	8.000%, 05/15/33	525,378
1,460,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	1,488,455
1,050,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	1,092,399
525,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	541,139
1,045,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	1,050,789
1,304,000	Matador Resources Company*
	6.500%, 04/15/32	1,308,955

See accompanying Notes to Schedule of Investments

3

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,045,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	$1,042,179
390,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	405,725
780,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	754,369
520,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	507,374
1,090,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,080,582
	Parkland Corp.*
1,565,000	6.625%, 08/15/32	1,569,836
522,000	5.875%, 07/15/27	520,820
551,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	540,470
	Permian Resources Operating, LLC*
985,000	7.000%, 01/15/32	1,012,846
261,000	6.250%, 02/01/33	261,887
1,040,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	1,041,050
1,460,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,387,949
1,050,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	1,081,111
1,440,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	1,519,128
	Transocean, Inc.*
1,295,400	8.750%, 02/15/30	1,351,905
1,050,000	8.250%, 05/15/29	1,055,429
	Venture Global Calcasieu Pass, LLC*
650,000	6.250%, 01/15/30	662,396
260,000	4.125%, 08/15/31	235,186
260,000	3.875%, 08/15/29	240,752
	Venture Global LNG, Inc.*
2,100,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	2,189,733
1,300,000	8.375%, 06/01/31	1,368,874
780,000	8.125%, 06/01/28	815,974
548,000	7.000%, 01/15/30	560,593
525,000	9.875%, 02/01/32	578,393
525,000	9.500%, 02/01/29	585,464
	Vital Energy, Inc.*^
996,000	7.875%, 04/15/32	982,803
605,000	7.750%, 07/31/29	607,378
1,045,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,022,773
1,308,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,357,560
653,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	647,365
		48,969,381
	Financials (6.7%)
1,650,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,714,581
975,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	1,000,106
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
1,045,000	7.375%, 10/01/32	1,068,659
1,045,000	6.500%, 10/01/31	1,046,777
	Ally Financial, Inc.‡
1,433,000	4.700%, 05/15/26
	5 year CMT + 3.87%	1,376,769
480,000	4.700%, 05/15/28^
	7 year CMT + 3.48%	436,670
1,082,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,031,438
1,075,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	1,088,051
1,050,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	1,074,906
1,045,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	1,077,729
1,050,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,100,389
525,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	561,304
1,819,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,782,784
1,085,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,043,857
1,000,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	1,005,940
1,020,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	1,011,085
	Credit Acceptance Corp.
1,010,000	6.625%, 03/15/26	1,011,717
690,000	9.250%, 12/15/28*	736,106
1,045,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,127,116
	GGAM Finance, Ltd.*
1,170,000	8.000%, 02/15/27	1,209,031
522,000	5.875%, 03/15/30	518,826
1,567,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,457,498
585,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	609,746
	HUB International, Ltd.*
1,571,000	5.625%, 12/01/29^	1,541,921
785,000	7.375%, 01/31/32	808,071
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	675,432
2,155,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,120,067
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
1,340,000	5.000%, 08/15/28	1,271,084

See accompanying Notes to Schedule of Investments

4

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,015,000	6.625%, 10/15/31	$1,021,811
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,127,000	4.750%, 06/15/29	1,072,532
1,045,000	5.250%, 10/01/25	1,044,331
656,000	7.000%, 07/15/31	675,765
900,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	866,349
	Level 3 Financing, Inc.*
805,620	10.000%, 10/15/32	805,016
500,000	3.875%, 10/15/30	394,200
774,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	734,867
1,055,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,113,278
1,523,000	MetLife, Inc.
	6.400%, 12/15/66	1,554,709
650,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	608,270
525,000	Newmark Group, Inc.
	7.500%, 01/12/29	552,725
	OneMain Finance Corp.
715,000	3.875%, 09/15/28	668,532
530,000	7.500%, 05/15/31	551,640
985,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	1,008,886
1,045,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	1,092,286
1,050,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	1,059,345
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
1,005,000	3.875%, 03/01/31	888,912
475,000	3.625%, 03/01/29	434,696
525,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	503,932
775,000	Service Properties Trust
	8.375%, 06/15/29	775,349
	Starwood Property Trust, Inc.*
1,045,000	6.000%, 04/15/30	1,030,757
522,000	6.500%, 07/01/30	527,366
1,310,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,380,596
	United Wholesale Mortgage, LLC*
1,212,000	5.500%, 04/15/29	1,175,834
525,000	5.750%, 06/15/27	522,275
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
650,000	10.500%, 02/15/28	695,331
525,000	6.500%, 02/15/29	479,357
525,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	545,066
1,200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,073,076
1,045,000	XHR, LP*^
	6.625%, 05/15/30	1,057,080
		56,421,829
	Health Care (2.5%)
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30	1,363,628
785,000	10.875%, 01/15/32	809,374
594,000	6.875%, 04/15/29^	412,385
130,000	5.250%, 05/15/30	110,893
	DaVita, Inc.*
1,220,000	3.750%, 02/15/31	1,074,808
1,154,000	4.625%, 06/01/30	1,073,866
1,010,000	6.875%, 09/01/32	1,025,312
	Embecta Corp.*
783,000	5.000%, 02/15/30	729,090
260,000	6.750%, 02/15/30	249,855
	Encompass Health Corp.
525,000	4.750%, 02/01/30^	505,559
525,000	4.500%, 02/01/28	512,831
1,123,000	HCA, Inc.
	7.500%, 11/06/33	1,244,632
340,000	Jazz Securities DAC*
	4.375%, 01/15/29	324,224
	Medline Borrower, LP*
1,297,000	5.250%, 10/01/29	1,257,299
1,295,000	3.875%, 04/01/29	1,210,436
129,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	131,247
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
1,900,000	5.125%, 04/30/31^	1,720,374
450,000	4.125%, 04/30/28	427,217
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,469,412
1,420,000	6.875%, 11/15/31	1,467,527
	Teva Pharmaceutical Finance Netherlands III, BV
1,320,000	5.125%, 05/09/29^	1,296,636
1,000,000	4.750%, 05/09/27	984,430
500,000	3.150%, 10/01/26	484,905
		20,885,940
	Industrials (5.1%)
1,050,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	1,073,961
1,200,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	1,111,224
1,055,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	1,008,548
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,750,000	4.625%, 01/15/27	1,720,968
780,000	5.875%, 02/15/28	779,688
	Arcosa, Inc.*
587,000	4.375%, 04/15/29	555,155
522,000	6.875%, 08/15/32	535,624
2,746,062	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	160,974
821,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	804,481

See accompanying Notes to Schedule of Investments

5

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Bombardier, Inc.*
520,000	8.750%, 11/15/30	$560,212
395,000	7.000%, 06/01/32^	403,496
325,000	7.250%, 07/01/31	335,696
211,000	7.875%, 04/15/27	211,924
1,044,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	984,095
1,078,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,056,224
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	255,432
	Deluxe Corp.*
1,360,000	8.000%, 06/01/29	1,333,698
260,000	8.125%, 09/15/29	267,862
1,048,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,069,495
995,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	1,008,144
	EnerSys*
500,000	6.625%, 01/15/32	507,025
500,000	4.375%, 12/15/27^	483,400
	EquipmentShare.com, Inc.*
395,000	8.625%, 05/15/32	421,651
394,000	8.000%, 03/15/33	410,201
634,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	631,382
	Graphic Packaging International, LLC*
675,000	4.750%, 07/15/27	663,518
484,000	3.500%, 03/01/29^	447,245
1,141,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	1,061,746
2,438,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,435,343
	Herc Holdings, Inc.*
1,350,000	5.500%, 07/15/27	1,346,706
525,000	6.625%, 06/15/29	537,080
	JELD-WEN, Inc.*
788,000	7.000%, 09/01/32^	751,728
540,000	4.875%, 12/15/27	521,618
1,690,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,627,994
1,040,000	Knife River Holding Company*
	7.750%, 05/01/31	1,086,509
1,050,000	Masterbrand, Inc.*
	7.000%, 07/15/32	1,074,413
650,000	Moog, Inc.*
	4.250%, 12/15/27	624,735
1,040,000	Novelis Corp.*
	4.750%, 01/30/30	979,056
683,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	685,418
522,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	524,537
	Sealed Air Corp.*
265,000	6.500%, 07/15/32^	269,720
261,000	5.000%, 04/15/29	253,000
	Sealed Air Corp./Sealed Air Corp. U.S.*
809,000	6.125%, 02/01/28	817,098
260,000	7.250%, 02/15/31	270,717
400,000	Sensata Technologies, BV*
	4.000%, 04/15/29	370,628
	Sensata Technologies, Inc.*
519,000	3.750%, 02/15/31	458,843
200,000	6.625%, 07/15/32	201,776
265,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	267,793
1,030,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,017,218
	TransDigm, Inc.*
1,125,000	6.875%, 12/15/30	1,153,519
790,000	6.750%, 08/15/28	804,702
390,000	7.125%, 12/01/31	403,408
254,000	6.625%, 03/01/32	258,839
305,505	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	288,009
1,039,000	Vertiv Group Corp.*
	4.125%, 11/15/28	988,473
1,095,000	Wabash National Corp.*
	4.500%, 10/15/28	1,012,557
1,040,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	1,051,887
	Williams Scotsman, Inc.*
604,000	4.625%, 08/15/28	593,877
530,000	7.375%, 10/01/31	554,502
390,000	6.625%, 06/15/29	399,996
		43,494,768
	Information Technology (1.6%)
604,000	Coherent Corp.*
	5.000%, 12/15/29	582,123
471,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	477,575
522,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	508,360
520,000	Fair Isaac Corp.*
	4.000%, 06/15/28	495,851
1,130,000	KBR, Inc.*
	4.750%, 09/30/28	1,074,099
522,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	530,409
528,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	560,667
771,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	728,194
	Open Text Corp.*
780,000	3.875%, 02/15/28	741,944
525,000	6.900%, 12/01/27	543,349
391,000	3.875%, 12/01/29	359,212
391,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	350,582
908,000	Playtika Holding Corp.*
	4.250%, 03/15/29	839,437
1,450,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,361,478
	Twilio, Inc.
725,000	3.625%, 03/15/29	674,446
259,000	3.875%, 03/15/31	235,343
394,000	UKG, Inc.*
	6.875%, 02/01/31	402,443
1,555,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,415,843
530,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	542,784

See accompanying Notes to Schedule of Investments

6

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	$1,105,776
		13,529,915
	Materials (1.7%)
555,000	ArcelorMittal, SA
	7.000%, 10/15/39	594,622
500,000	ATI, Inc.
	5.875%, 12/01/27	498,550
1,045,000	Avient Corp.*
	6.250%, 11/01/31	1,042,367
	Chemours Company*
888,000	8.000%, 01/15/33	881,118
520,000	4.625%, 11/15/29^	461,739
1,640,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,557,180
780,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	779,493
	Commercial Metals Company
522,000	4.125%, 01/15/30	485,016
261,000	4.375%, 03/15/32	237,896
	Constellium, SE*^
785,000	3.750%, 04/15/29	716,422
425,000	6.375%, 08/15/32	419,407
800,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	802,592
920,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	887,340
	Mercer International, Inc.
1,107,000	5.125%, 02/01/29	982,883
520,000	12.875%, 10/01/28*	562,188
1,015,000	OCI, NV*
	6.700%, 03/16/33	1,051,459
1,194,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,149,750
1,045,000	Terex Corp*
	6.250%, 10/15/32	1,035,156
442,850	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	338,873
		14,484,051
	Other (0.4%)
	EchoStar Corp.
1,580,515	6.750%, 11/30/30	1,460,933
1,073,550	10.750%, 11/30/29	1,157,652
475,000	Gen Digital, Inc.*
	6.750%, 09/30/27	483,469
		3,102,054
	Real Estate (0.3%)
834,000	EPR Propertiesµ
	3.750%, 08/15/29	773,618
750,000	Forestar Group, Inc.*
	5.000%, 03/01/28	726,810
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,114,237
		2,614,665
	Special Purpose Acquisition Companies (0.2%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,045,000	6.750%, 01/15/30	985,853
524,000	4.625%, 01/15/29	493,304
		1,479,157
	Utilities (0.5%)
390,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	397,266
520,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 year CMT + 2.21%	527,478
1,025,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 year CMT + 2.59%	1,032,995
390,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	399,325
510,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	512,989
390,000	NiSource, Inc.^‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	399,009
379,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	379,034
	Vistra Corp.*‡
525,000	7.000%, 12/15/26
	5 year CMT + 5.74%	526,769
270,000	8.000%, 10/15/26
	5 year CMT + 6.93%	276,404
		4,451,269
	Total Corporate Bonds
	(Cost $339,124,493)	330,577,025

Convertible Bonds (94.4%)
	Communication Services (10.9%)
4,000,000	AST SpaceMobile, Inc.*
	4.250%, 03/01/32	4,352,280
6,500,000	Liberty Media Corp.*µ
	2.375%, 09/30/53	9,586,200
9,750,000	Liberty Media Corp.-Liberty Formula Oneµ
	2.250%, 08/15/27	12,275,932
9,250,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	9,638,593
5,750,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	5,031,135
16,500,000	Sea, Ltd.
	0.250%, 09/15/26	15,184,950
17,500,000	Snap, Inc.*µ
	0.500%, 05/01/30	15,360,100
18,146,000	Uber Technologies, Inc.µ
	0.875%, 12/01/28	21,111,056
		92,540,246
	Consumer Discretionary (17.2%)
16,750,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	19,606,377

See accompanying Notes to Schedule of Investments

7

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
5,000,000	Booking Holdings, Inc.µ
	0.750%, 05/01/25	$12,610,850
2,250,000	Carnival Corp.µ
	5.750%, 12/01/27	4,948,718
12,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	10,800,875
14,000,000	Etsy, Inc.µ
	0.125%, 09/01/27	12,202,400
6,000,000	Ford Motor Companyµ
	0.000%, 03/15/26	5,850,000
8,500,000	JD.com, Inc.*
	0.250%, 06/01/29	9,750,265
2,620,000	Lucid Group, Inc.*µ
	1.250%, 12/15/26	2,127,335
11,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	10,336,810
10,750,000	Meritage Homes Corp.*^
	1.750%, 05/15/28	10,792,033
12,250,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	12,229,175
2,250,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	12,037,500
6,250,000	Shake Shack, Inc.
	0.000%, 03/01/28	6,221,125
8,750,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	11,050,550
3,750,000	Wayfair, Inc.
	3.500%, 11/15/28	4,962,825
		145,526,838
	Consumer Staples (1.6%)
8,250,000	Enovis Corp.µ
	3.875%, 10/15/28	9,111,630
2,000,000	Freshpet, Inc.
	3.000%, 04/01/28	4,759,660
		13,871,290
	Energy (1.5%)
4,500,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	3,849,480
5,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	3,798,855
4,500,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,191,830
	SunEdison, Inc.@
10,545,000	0.000%, 01/15/49*!!	115,995
1,027,000	0.000%, 10/01/49	11,297
		12,967,457
	Financials (3.0%)
4,500,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	4,427,685
6,500,000	Coinbase Global, Inc.*
	0.250%, 04/01/30	7,621,705
9,000,000	Global Payments, Inc.*µ^
	1.500%, 03/01/31	8,819,100
4,500,000	Upstart Holdings, Inc.*
	1.000%, 11/15/30	4,490,235
		25,358,725
	Health Care (11.7%)
5,000,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	5,760,850
10,250,000	CONMED Corp.µ
	2.250%, 06/15/27	9,685,942
8,750,000	Dexcom, Inc.µ
	0.375%, 05/15/28	8,089,638
6,250,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	6,431,750
4,500,000	Haemonetics Corp.*µ
	2.500%, 06/01/29	4,339,485
8,500,000	Halozyme Therapeutics, Inc.µ
	0.250%, 03/01/27	8,549,045
1,750,000	Insmed, Inc.
	0.750%, 06/01/28	4,182,623
5,000,000	Insulet Corp.
	0.375%, 09/01/26	6,628,000
7,000,000	Integer Holdings Corp.
	2.125%, 02/15/28	11,909,590
4,500,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	4,357,440
	Jazz Investments I, Ltd.^
6,655,000	2.000%, 06/15/26	6,807,333
4,000,000	3.125%, 09/15/30*	4,349,320
3,040,000	Lantheus Holdings, Inc.^
	2.625%, 12/15/27	4,142,882
11,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	9,437,287
4,000,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,294,800
		98,965,985
	Industrials (2.7%)
4,750,000	Axon Enterprise, Inc.µ
	0.500%, 12/15/27	13,587,470
3,000,000	Bloom Energy Corp.
	3.000%, 06/01/28	4,417,980
4,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	5,069,160
		23,074,610
	Information Technology (38.5%)
4,500,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	4,948,380
	Akamai Technologies, Inc.
9,000,000	1.125%, 02/15/29	9,016,830
4,750,000	0.375%, 09/01/27	4,910,360
2,750,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,772,605
9,250,000	BILL Holdings, Inc.*µ
	0.000%, 04/01/30	9,910,450
	Core Scientific, Inc.*
9,250,000	0.000%, 06/15/31µ	8,831,622
2,710,000	3.000%, 09/01/29	3,771,426
18,500,000	Datadog, Inc.*µ
	0.000%, 12/01/29	18,238,040
9,000,000	Guidewire Software, Inc.*µ
	1.250%, 11/01/29	9,771,210
8,250,000	Itron, Inc.*^
	1.375%, 07/15/30	8,619,187
8,000,000	Lumentum Holdings, Inc.µ
	1.500%, 12/15/29	11,337,520
8,500,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	8,611,265
	MicroStrategy, Inc.*
16,000,000	0.000%, 12/01/29	14,026,080
7,500,000	2.250%, 06/15/32	13,771,575

See accompanying Notes to Schedule of Investments

8

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
17,250,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	$17,568,435
	NCL Corp., Ltd.
6,500,000	1.125%, 02/15/27	7,080,840
3,250,000	5.375%, 08/01/25^	5,043,058
	Nutanix, Inc.
4,500,000	0.500%, 12/15/29*	4,688,550
3,500,000	0.250%, 10/01/27^	4,600,435
18,500,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	16,669,240
3,250,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	12,060,035
	PAR Technology Corp.
2,500,000	1.500%, 10/15/27	2,918,250
2,000,000	1.000%, 01/15/30*	2,033,620
4,750,000	Parsons Corp.*
	2.625%, 03/01/29	5,137,695
4,000,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	4,800,720
8,250,000	Rapid7, Inc.
	1.250%, 03/15/29	7,686,690
2,750,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,857,030
6,250,000	Seagate HDD Cayman
	3.500%, 06/01/28	8,084,063
15,750,000	Shift4 Payments, Inc.µ
	0.500%, 08/01/27	18,511,447
14,750,000	Snowflake, Inc.*µ^
	0.000%, 10/01/29	19,596,260
8,500,000	Spotify USA, Inc.µ
	0.000%, 03/15/26	10,093,750
7,250,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	9,110,857
4,500,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	4,301,820
4,250,000	Vertex, Inc.*
	0.750%, 05/01/29	7,169,623
7,000,000	Western Digital Corp.µ
	3.000%, 11/15/28	9,840,740
	Wolfspeed, Inc.
9,500,000	1.875%, 12/01/29	3,728,750
5,711,000	0.250%, 02/15/28	2,633,628
4,250,000	Workiva, Inc.^
	1.250%, 08/15/28	4,291,565
4,500,000	Zscaler, Inc.
	0.125%, 07/01/25	6,158,520
		325,202,171
	Other (0.1%)
525,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate	352,674

	Real Estate (1.8%)
9,000,000	Digital Realty Trust, LP*µ
	1.875%, 11/15/29	9,141,120
6,500,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	6,072,235
		15,213,355
	Utilities (5.4%)
4,500,000	CMS Energy Corp.
	3.375%, 05/01/28	4,653,675
8,000,000	Duke Energy Corp.
	4.125%, 04/15/26	8,304,800
16,500,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	17,528,115
14,500,000	Southern Companyµ
	3.875%, 12/15/25	15,308,955
		45,795,545
	Total Convertible Bonds
	(Cost $786,895,172)	798,868,896

Bank Loans (7.5%) ¡
	Airlines (0.2%)
694,750	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	700,068
572,000	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	586,629
574,702	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	577,421
		1,864,118
	Communication Services (1.0%)
403,140	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	368,117
44,778	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	45,170
497,442	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	499,574
489,198	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	491,901
1,984,334	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. LIBOR + 2.50%	1,852,565
795,186	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	797,901
420,000	Directv Financing, LLC!
	0.000%, 08/02/29	417,841
771,125	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	731,894
265,000	Gray Television, Inc.!
	0.000%, 06/04/29	251,518
1,050,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	622,256
1,047,375	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	1,053,921
1,075,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	1,060,219
		8,192,877
	Consumer Discretionary (1.7%)
275,556	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	276,418

See accompanying Notes to Schedule of Investments

9

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
255,407	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	$256,207
237,037	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	237,779
1,320,362	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	1,326,416
928,377	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	933,404
561,057	Carnival Corp.!
	0.000%, 08/08/27	564,915
525,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	534,319
245,000	Clarios Global, LP!
	0.000%, 01/14/32	245,817
1,042,105	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	1,044,340
293,601	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	296,904
1,045,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	1,051,531
1,176,097	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	1,182,595
442,775	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	453,844
2,251,959	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	2,260,404
785,531	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	758,281
1,042,125	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	1,045,455
635,781	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	638,960
1,038,870	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	1,049,150
		14,156,739
	Consumer Staples (0.9%)
3,484,698	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	3,590,685
788,025	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	789,917
1,044,757	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	1,049,275
1,291,497	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	1,276,877
655,050	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	666,104
530,000	Veritiv Corp.!
	0.000%, 11/30/30	531,468
		7,904,326
	Energy (0.4%)
977,687	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	981,050
519,750	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	518,370
1,536,226	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	1,536,710
		3,036,130
	Financials (1.3%)
1,405,484	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	1,414,205
770,294	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	770,452
1,931	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	1,931
1,290,250	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	1,292,766
782,115	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	782,995
545,882	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	549,231
1,315,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	1,322,870
1,089,841	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	1,095,138
777,150	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	778,704
739,791	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	742,720
1,035,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	1,050,525
1,050,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	1,056,037
		10,857,574

See accompanying Notes to Schedule of Investments

10

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Health Care (0.1%)
1,152,941	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	$1,097,219

	Industrials (0.6%)
1,030,719	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	797,261
389,025	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	390,865
1,044,750	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	1,054,712
486,607	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	488,901
2,101,776	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	2,112,022
		4,843,761
	Information Technology (0.6%)
1,396,383	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	1,404,035
752,258	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	754,327
994,268	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	997,301
833,148	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	838,226
936,468	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	940,166
507,450	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	511,040
		5,445,095
	Materials (0.5%)
1,638,020	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	1,640,075
1,230,819	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	1,237,853
772,399	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	474,018
1,059,496	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	1,069,562
		4,421,508
	Special Purpose Acquisition Companies (0.2%)
431,067	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	432,683
257,713	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	259,338
1,036,150	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	929,758
		1,621,779
	Total Bank Loans
	(Cost $63,379,291)	63,441,126

NUMBER OF SHARES		VALUE

Common Stocks (0.4%)
	Communication Services (0.1%)
21,970	Altice USA, Inc. - Class A^#	61,736
17,927	Audacy, Inc.#	340,613
7,383	Cumulus Media, Inc. - Class A#	6,571
		408,920
	Energy (0.3%)
4,350	Cheniere Energy Partners, LP	266,916
61,575	Energy Transfer, LP	1,261,056
28,485	Enterprise Products Partners, LP	930,035
7,238	EP Energy Corp.#	11,762
35	Gulfport Energy Corp.µ#	6,248
		2,476,017
	Other (0.0%)
1,568	Rite Aid Equity Equity#	54,880

	Total Common Stocks
	(Cost $2,794,006)	2,939,817

Convertible Preferred Stocks (11.3%)
	Energy (0.0%)
29	Gulfport Energy Corp.#
	10.000%, 03/03/25
	15.000% PIK rate	377,000

	Financials (3.5%)
89,885	Apollo Global Management, Inc.
	6.750%, 07/31/26	8,006,956
177,785	Ares Management Corp.
	6.750%, 10/01/27	10,789,771
8,775	Bank of America Corp.^‡‡
	7.250%, 12/31/49	10,740,600
		29,537,327
	Industrials (4.4%)
535,845	Boeing Company
	6.000%, 10/15/27	32,557,942
65,465	Chart Industries, Inc.
	6.750%, 12/15/25	5,089,904
		37,647,846
	Information Technology (1.2%)
161,410	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	9,866,993

See accompanying Notes to Schedule of Investments

11

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (0.7%)
143,115	Albemarle Corp.
	7.250%, 03/01/27	$5,799,020

	Utilities (1.5%)
	NextEra Energy, Inc.
194,000	6.926%, 09/01/25^	8,047,120
91,805	7.299%, 06/01/27	4,476,412
		12,523,532
	Total Convertible Preferred Stocks
	(Cost $90,461,170)	95,751,718

Preferred Stocks (0.1%)
	Communication Services (0.1%)
27,800	Qwest Corp.
	6.500%, 09/01/56	479,550
8,366	Telephone and Data Systems, Inc.
	6.625%, 03/31/26	186,813
	United States Cellular Corp.
7,072	5.500%, 03/01/70	156,645
808	5.500%, 06/01/70	17,978
		840,986
	Consumer Discretionary (0.0%)
6,662	Guitar Center, Inc.#	99,930
	Total Preferred Stocks
	(Cost $1,511,593)	940,916

Warrants (0.0%) #
	Communication Services (0.0%)
3,271	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
545	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
52,447	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	5
		10
	Total Warrants
	(Cost $20,125)	10

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.2%) #
	Information Technology (0.1%)
143	CyberArk Software, Ltd.
5,305,014	Call, 05/16/25, Strike $310.00	$1,041,040

	Industrials (0.1%)
3,500	American Airlines Group, Inc.
5,922,000	Call, 06/20/25, Strike $17.00	707,000

	Total Purchased Options
	(Cost $1,332,270)	1,748,040

TOTAL INVESTMENTS (153.1%)
(Cost $1,286,319,407)		1,295,078,178

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.1%)		(144,500,000)

LIABILITIES, LESS OTHER ASSETS (-36.0%)		(304,579,445)

NET ASSETS (100.0%)		$845,998,733

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $438,627,467.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
TOTAL		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$810,630	$—	$810,630
Corporate Bonds	—	330,577,025	—	330,577,025
Convertible Bonds	—	798,868,896	—	798,868,896
Bank Loans	—	63,441,126	—	63,441,126
Common Stocks	2,532,562	407,255	—	2,939,817
Convertible Preferred Stocks	95,374,718	377,000	—	95,751,718
Preferred Stocks	840,986	99,930	—	940,916
Warrants	—	10	—	10
Purchased Options	1,748,040	—	—	1,748,040
Total	$100,496,306	$1,194,581,872	$—	$1,295,078,178

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $900,269)	$910,767

Corporate Bonds (13.6%)
	Airlines (0.1%)
961,026	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	953,069
320,759	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	324,021
1,106,700	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	1,033,082
368,333	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	368,466
1,012,632	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	944,209
823,861	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	837,207
		4,460,054
	Communication Services (1.1%)
720,000	Altice Financing, SA*
	5.750%, 08/15/29	562,846
900,000	Altice France Holding, SA*
	10.500%, 05/15/27	275,589
1,400,000	Altice France, SA*
	5.500%, 10/15/29	1,119,622
1,070,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	1,036,145
	Clear Channel Outdoor Holdings, Inc.*
600,000	7.875%, 04/01/30	621,252
530,000	9.000%, 09/15/28	558,334
550,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	493,696
1,665,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,629,402
	CSC Holdings, LLC*
1,800,000	4.625%, 12/01/30	989,442
1,395,000	4.500%, 11/15/31	1,051,007
275,000	5.750%, 01/15/30	161,109
1,046,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	1,036,199
1,795,000	Frontier California, Inc.
	6.750%, 05/15/27	1,824,869
298,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	315,278
1,933,000	Frontier Florida, LLC
	6.860%, 02/01/28	1,985,249
1,785,000	Frontier North, Inc.
	6.730%, 02/15/28	1,823,645
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
1,030,000	3.500%, 03/01/29	953,368
301,000	5.250%, 12/01/27	298,562
600,000	Gray Media, Inc.*
	5.375%, 11/15/31	358,140
1,210,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	1,085,890
	iHeartCommunications, Inc.*
600,000	10.875%, 05/01/30	420,852
400,500	7.750%, 08/15/30	328,166
515,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	471,992
	Lumen Technologies, Inc.
900,000	7.600%, 09/15/39	726,291
885,000	10.000%, 10/15/32*	883,504
596,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	513,037
	Paramount Global
1,160,000	4.900%, 08/15/44	895,462
286,000	6.375%, 03/30/62‡
	5 year CMT + 4.00%	279,288
419,000	Qwest Corp.
	7.250%, 09/15/25	418,862
235,000	Rogers Communications, Inc.*‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	230,432
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29	432,198
295,000	5.375%, 01/15/31	158,173
385,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	323,138
	Sirius XM Radio, LLC*
1,498,000	3.875%, 09/01/31^	1,291,426
895,000	5.500%, 07/01/29	872,527
585,000	3.125%, 09/01/26	566,508
1,084,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	720,058
1,350,000	Stagwell Global, LLC*
	5.625%, 08/15/29	1,303,911
591,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	346,450
	Time Warner Cable, LLC
900,000	6.550%, 05/01/37	883,521
480,000	7.300%, 07/01/38	499,253
466,000	United States Cellular Corp.
	6.700%, 12/15/33	498,881
	Univision Communications, Inc.*
906,000	8.000%, 08/15/28	926,738
605,000	8.500%, 07/31/31	607,420
125,000	Vodafone Group, PLC‡
	7.000%, 04/04/79
	U.S. 5yr Swap + 4.87%	130,261
		32,907,993
	Consumer Discretionary (2.8%)
1,800,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,880,424

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,625,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	$1,686,831
605,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	613,349
2,105,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	2,103,421
1,043,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	965,839
1,487,000	At Home Group, Inc.*
	4.875%, 07/15/28	618,622
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,613,034
875,000	6.875%, 11/01/35	903,875
800,000	Benteler International AG*
	10.500%, 05/15/28	849,216
728,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	687,247
	Carnival Corp.*
601,000	4.000%, 08/01/28	573,907
596,000	7.625%, 03/01/26	597,275
75,000	7.000%, 08/15/29	78,689
	Carvana Company*
275,454	9.000%, 06/01/31	331,319
231,254	9.000%, 06/01/30	256,780
130,666	9.000%, 12/01/28	140,861
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,650,000	4.750%, 03/01/30	2,456,417
2,430,000	5.125%, 05/01/27	2,388,690
2,110,000	4.500%, 08/15/30^	1,916,175
1,370,000	6.375%, 09/01/29	1,371,069
1,198,000	4.250%, 02/01/31	1,064,219
620,000	5.000%, 02/01/28	604,289
596,000	4.750%, 02/01/32	530,798
596,000	CDI Escrow Issuer, Inc.*
	5.750%, 04/01/30	589,647
900,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	868,266
600,000	Churchill Downs, Inc.*
	6.750%, 05/01/31	611,430
	Dana, Inc.
985,000	4.250%, 09/01/30	936,105
896,000	4.500%, 02/15/32^	843,924
	DISH DBS Corp.
588,000	5.125%, 06/01/29	387,398
443,000	7.375%, 07/01/28	318,832
1,200,000	DISH Network Corp.*
	11.750%, 11/15/27	1,267,908
1,675,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,609,993
1,308,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	1,313,964
1,240,000	Ford Motor Company
	6.100%, 08/19/32	1,236,441
	Ford Motor Credit Company, LLC
1,885,000	4.000%, 11/13/30	1,707,640
1,555,000	7.200%, 06/10/30	1,640,525
1,450,000	5.113%, 05/03/29	1,416,519
1,100,000	7.350%, 11/04/27	1,151,018
1,000,000	2.900%, 02/16/28	928,350
447,000	Gap, Inc.*
	3.875%, 10/01/31	392,582
600,000	General Motors Company
	5.200%, 04/01/45	517,056
	General Motors Financial Company, Inc.‡
310,000	5.700%, 09/30/30^
	5 year CMT + 5.00%	302,058
155,000	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	153,847
	goeasy, Ltd.*
2,100,000	9.250%, 12/01/28	2,244,501
1,079,000	7.625%, 07/01/29	1,116,765
	Goodyear Tire & Rubber Company^
1,800,000	5.625%, 04/30/33	1,623,582
635,000	5.250%, 07/15/31	582,327
	Group 1 Automotive, Inc.*
775,000	6.375%, 01/15/30	789,539
511,000	4.000%, 08/15/28	485,353
915,000	International Game Technology, PLC*
	6.250%, 01/15/27	927,865
268,987	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	272,072
1,355,000	Kohl's Corp.
	5.550%, 07/17/45	853,487
1,200,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	1,262,136
1,175,000	Liberty Interactive, LLC
	8.250%, 02/01/30	579,769
	Life Time, Inc.*
1,210,000	6.000%, 11/15/31	1,210,460
1,159,000	8.000%, 04/15/26	1,159,000
600,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	625,422
450,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	473,049
767,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	771,065
780,000	M/I Homes, Inc.
	3.950%, 02/15/30	715,861
	Macy's Retail Holdings, LLC
1,392,000	6.700%, 07/15/34*	1,180,931
905,000	4.300%, 02/15/43	627,672
2,350,000	MGM Resorts International
	6.500%, 04/15/32	2,355,428
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,445,151
	Newell Brands, Inc.
1,205,000	6.875%, 04/01/36^	1,234,113
605,000	6.625%, 05/15/32	613,282
453,000	5.700%, 04/01/26	454,875
600,000	Nordstrom, Inc.
	5.000%, 01/15/44	454,902
	Patrick Industries, Inc.*
1,028,000	4.750%, 05/01/29	980,671
605,000	6.375%, 11/01/32	597,516
1,370,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	1,249,180

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	$1,240,743
600,000	QVC, Inc.
	5.450%, 08/15/34	368,862
600,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	642,852
90,933	Rite Aid Cmsr Note
	12.000%, 12/31/25	104,573
	Rite Aid Corp.*@
1,974,000	0.000%, 11/15/26!!	2
358,947	0.000%, 10/18/25	—
	Rite Aid Corp.
643,260	15.000%, 08/30/31	229,479
126,050	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	113,445
122,236	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
1,210,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	1,207,592
	Royal Caribbean Cruises, Ltd.*
151,000	5.625%, 09/30/31	150,061
150,000	6.250%, 03/15/32	152,702
1,065,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	993,783
1,800,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,855,152
748,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	705,484
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	812,894
1,270,000	Station Casinos, LLC*
	4.500%, 02/15/28	1,217,892
1,200,000	STL Holding Company, LLC*
	8.750%, 02/15/29	1,279,884
707,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	708,881
300,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	325,386
	ZF North America Capital, Inc.*
1,200,000	7.125%, 04/14/30	1,201,944
400,000	6.875%, 04/23/32	385,876
400,000	6.750%, 04/23/30	393,332
		83,402,642
	Consumer Staples (0.7%)
1,415,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,343,925
1,739,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	1,769,815
	Brink's Company*
600,000	6.750%, 06/15/32	614,118
600,000	6.500%, 06/15/29	612,534
1,358,000	Central Garden & Pet Company*
	4.125%, 04/30/31	1,219,986
1,349,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	1,264,202
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,536,173
298,000	6.500%, 12/31/27	302,384
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
590,000	5.500%, 01/15/30	591,251
320,000	5.750%, 04/01/33	320,941
605,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	629,690
290,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	238,835
	MPH Acquisition Holdings, LLC*
1,003,841	6.750%, 03/31/31	553,367
437,885	5.750%, 12/31/30	350,855
346,690	11.500%, 12/31/30	298,587
751,000	New Albertsons, LP
	7.750%, 06/15/26	773,470
	Performance Food Group, Inc.*
1,192,000	4.250%, 08/01/29	1,121,934
303,000	6.125%, 09/15/32	303,994
900,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	836,334
	Post Holdings, Inc.*
1,200,000	6.250%, 02/15/32	1,203,276
900,000	6.375%, 03/01/33	887,292
1,124,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	1,001,012
910,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	937,764
1,015,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	1,007,925
		19,719,664
	Energy (2.0%)
1,210,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	1,220,999
	Buckeye Partners, LP
903,000	6.750%, 02/01/30*	919,444
600,000	5.850%, 11/15/43	527,034
452,000	6.875%, 07/01/29*	463,381
2,081,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	2,197,702
900,000	Continental Resources, Inc.
	4.900%, 06/01/44	731,799
921,000	DT Midstream, Inc.*
	4.125%, 06/15/29	871,644
	Enbridge, Inc.‡
902,000	7.375%, 03/15/55
	5 year CMT + 3.12%	934,779
760,000	7.200%, 06/27/54
	5 year CMT + 2.97%	779,342
395,000	5.750%, 07/15/80
	5 year CMT + 5.31%	384,789
350,000	7.375%, 01/15/83
	5 year CMT + 3.71%	357,227
1,502,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	1,598,173
	Energy Transfer, LP‡
1,110,000	7.570%, 11/01/66
	3 mo. SOFR + 3.28%	1,106,825
1,015,000	6.500%, 11/15/26
	5 year CMT + 5.69%	1,015,548
765,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	783,628

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
155,000	8.000%, 05/15/54
	5 year CMT + 4.02%	$163,823
1,285,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	1,282,430
745,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	784,828
	Enterprise Products Operating, LLC‡
80,000	5.250%, 08/16/77
	3 mo. SOFR + 3.29%	78,606
75,000	7.733%, 08/16/77
	3 mo. SOFR + 3.25%	74,788
	EQM Midstream Partners, LP*
1,970,000	7.500%, 06/01/27	2,020,708
600,000	6.375%, 04/01/29	611,142
	Genesis Energy, LP / Genesis Energy Finance Corp.
885,000	8.875%, 04/15/30	918,179
605,000	8.000%, 05/15/33	605,436
1,700,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	1,733,133
1,200,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	1,248,456
600,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	618,444
1,210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	1,216,703
1,512,000	Matador Resources Company*
	6.500%, 04/15/32	1,517,746
1,210,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	1,206,733
450,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	468,144
900,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	870,426
607,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	592,262
1,255,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,244,157
	Parkland Corp.*
1,815,000	6.625%, 08/15/32	1,820,608
597,000	5.875%, 07/15/27	595,651
633,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	620,903
	Permian Resources Operating, LLC*
1,155,000	7.000%, 01/15/32	1,187,652
303,000	6.250%, 02/01/33	304,030
1,390,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	1,391,404
1,670,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	1,587,585
	South Bow Canadian Infrastructure Holdings, Ltd.*‡
1,450,000	7.625%, 03/01/55
	5 year CMT + 3.95%	1,492,963
85,000	7.500%, 03/01/55
	5 year CMT + 3.67%	87,681
1,658,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	1,749,107
	Transocean, Inc.*
1,507,050	8.750%, 02/15/30	1,572,788
1,215,000	8.250%, 05/15/29	1,221,282
	Venture Global Calcasieu Pass, LLC*
750,000	6.250%, 01/15/30	764,302
300,000	4.125%, 08/15/31	271,368
300,000	3.875%, 08/15/29	277,791
	Venture Global LNG, Inc.*
2,735,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	2,851,867
1,505,000	8.375%, 06/01/31	1,584,735
900,000	8.125%, 06/01/28	941,508
635,000	7.000%, 01/15/30	649,592
600,000	9.875%, 02/01/32	661,020
600,000	9.500%, 02/01/29	669,102
	Vital Energy, Inc.*
1,155,000	7.875%, 04/15/32^	1,139,696
685,000	7.750%, 07/31/29	687,692
1,200,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	1,174,476
1,505,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	1,562,024
756,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	749,476
		58,764,761
	Financials (2.7%)
1,900,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,974,366
1,300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	1,333,475
255,000	Aircastle, Ltd.*‡
	5.250%, 06/15/26
	5 year CMT + 4.41%	251,723
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
1,210,000	7.375%, 10/01/32	1,237,394
1,210,000	6.500%, 10/01/31	1,212,057
200,000	Allianz, SE*‡
	5.600%, 09/03/54
	5 year CMT + 2.77%	197,596
140,000	Allstate Corp.‡
	7.723%, 08/15/53
	3 mo. SOFR + 3.20%	139,793
	Ally Financial, Inc.‡
2,082,000	4.700%, 05/15/26
	5 year CMT + 3.87%	2,000,302
850,000	4.700%, 05/15/28
	7 year CMT + 3.48%	773,270
1,265,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,205,887
460,000	Ares Finance Company III, LLC*‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	441,618
1,245,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	1,260,114
350,000	AXIS Specialty Finance, LLC^‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	328,083
1,200,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	1,228,464

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Bank of America Corp.‡
304,000	6.125%, 04/27/27^
	5 year CMT + 3.23%	$307,672
135,000	6.100%, 03/17/25
	3 mo. SOFR + 4.16%	135,099
763,000	Bank of New York Mellon Corp.^‡
	4.700%, 09/20/25
	5 year CMT + 4.36%	760,642
100,000	Beacon Funding Trust*
	6.266%, 08/15/54	97,506
1,210,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	1,247,897
1,250,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,309,987
	BP Capital Markets, PLC‡
285,000	4.375%, 06/22/25
	5 year CMT + 4.04%	283,977
280,000	4.875%, 03/22/30^
	5 year CMT + 4.40%	269,811
600,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	641,490
2,079,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	2,037,607
1,250,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	1,202,600
1,200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	1,207,128
573,000	Capital One Financial Corp.‡
	3.950%, 09/01/26
	5 year CMT + 3.16%	553,346
	Charles Schwab Corp.‡
285,000	5.375%, 06/01/25
	5 year CMT + 4.97%	284,741
147,000	4.000%, 12/01/30
	10 year CMT + 3.08%	130,552
135,000	4.000%, 06/01/26
	5 year CMT + 3.17%	131,582
	Citigroup, Inc.‡
509,000	3.875%, 02/18/26
	5 year CMT + 3.42%	499,426
160,000	7.000%, 08/15/34
	10 year CMT + 2.76%	166,890
155,000	7.200%, 05/15/29
	5 year CMT + 2.91%	160,630
150,000	7.625%, 11/15/28
	5 year CMT + 3.21%	157,595
150,000	4.000%, 12/10/25
	5 year CMT + 3.60%	148,091
140,000	5.950%, 05/15/25
	3 mo. SOFR + 4.17%	140,129
	Citizens Financial Group, Inc.‡
450,000	4.000%, 10/06/26
	5 year CMT + 3.22%	430,511
155,000	5.650%, 10/06/25
	5 year CMT + 5.31%	154,693
395,000	Comerica, Inc.‡
	5.625%, 07/01/25
	5 year CMT + 5.29%	394,068
	Corebridge Financial, Inc.‡
1,340,000	6.375%, 09/15/54^
	5 year CMT + 2.65%	1,328,288
145,000	6.875%, 12/15/52
	5 year CMT + 3.85%	149,391
	Credit Acceptance Corp.
1,165,000	6.625%, 03/15/26	1,166,980
800,000	9.250%, 12/15/28*	853,456
1,205,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,299,689
250,000	Depository Trust & Clearing Corp.*‡
	3.375%, 06/20/26
	5 year CMT + 2.61%	239,195
	Discover Financial Services‡
275,000	5.500%, 10/30/27^
	3 mo. SOFR + 3.34%	268,604
245,000	6.125%, 06/23/25
	5 year CMT + 5.78%	245,519
335,000	Enstar Finance, LLC‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	323,778
605,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 year CMT + 4.22%	597,867
70,000	First Citizens BancShares, Inc.‡
	8.592%, 01/04/27
	3 mo. SOFR + 4.23%	72,162
	GGAM Finance, Ltd.*
1,350,000	8.000%, 02/15/27	1,395,036
605,000	5.875%, 03/15/30	601,322
1,777,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	1,652,823
	Goldman Sachs Group, Inc.‡
310,000	4.400%, 08/10/25^
	5 year CMT + 2.85%	311,333
153,000	4.125%, 11/10/26
	5 year CMT + 2.95%	148,142
150,000	7.500%, 05/10/29
	5 year CMT + 2.81%	157,322
149,000	7.500%, 02/10/29
	5 year CMT + 3.16%	157,690
655,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	682,706
	HUB International, Ltd.*
1,785,000	5.625%, 12/01/29	1,751,960
900,000	7.375%, 01/31/32	926,451
	Huntington Bancshares, Inc.‡
350,000	4.450%, 10/15/27
	7 year CMT + 4.05%	336,623
210,000	5.625%, 07/15/30
	10 year CMT + 4.95%	206,858
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	771,428
2,470,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	2,429,961
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
1,525,000	5.000%, 08/15/28	1,446,569
1,175,000	6.625%, 10/15/31	1,182,884
775,000	JPMorgan Chase & Company^‡
	3.650%, 06/01/26
	5 year CMT + 2.85%	757,772
320,000	KeyCorp‡
	5.000%, 09/15/26
	3 mo. SOFR + 3.87%	312,154

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
1,296,000	4.750%, 06/15/29	$1,233,364
1,188,000	5.250%, 10/01/25	1,187,240
750,000	7.000%, 07/15/31	772,597
1,050,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	1,010,740
	Level 3 Financing, Inc.*
920,420	10.000%, 10/15/32	919,730
600,000	3.875%, 10/15/30	473,040
525,000	Liberty Mutual Group, Inc.*‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	502,310
892,000	LPL Holdings, Inc.*^
	4.000%, 03/15/29	846,900
	M&T Bank Corp.‡
85,000	5.125%, 11/01/26
	3 mo. SOFR + 3.78%	84,207
80,000	7.014%, 08/01/25
	5 year CMT + 3.17%	79,943
1,200,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	1,266,288
280,000	Markel Corp.‡
	6.000%, 06/01/25
	5 year CMT + 5.66%	279,625
2,001,000	MetLife, Inc.
	6.400%, 12/15/66	2,042,661
780,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	729,924
600,000	Newmark Group, Inc.
	7.500%, 01/12/29	631,686
230,000	Northern Trust Corp.^‡
	4.600%, 10/01/26
	3 mo. SOFR + 3.46%	227,309
	OneMain Finance Corp.
820,000	3.875%, 09/15/28	766,708
600,000	7.500%, 05/15/31	624,498
1,145,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	1,172,766
442,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	408,054
	PNC Financial Services Group, Inc.‡
315,000	3.400%, 09/15/26
	5 year CMT + 2.60%	299,663
140,000	6.200%, 09/15/27^
	5 year CMT + 3.24%	141,476
140,000	6.000%, 05/15/27^
	5 year CMT + 3.00%	140,407
1,210,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	1,264,752
480,000	QBE Insurance Group, Ltd.*‡
	5.875%, 05/12/25
	5 year CMT + 5.51%	480,562
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	1,210,680
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
1,094,000	3.875%, 03/01/31	967,632
555,000	3.625%, 03/01/29	507,908
605,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	580,721
900,000	Service Properties Trust
	8.375%, 06/15/29	900,405
	Starwood Property Trust, Inc.*
1,210,000	6.000%, 04/15/30	1,193,508
605,000	6.500%, 07/01/30	611,219
160,000	State Street Corp.‡
	6.700%, 09/15/29
	5 year CMT + 2.63%	163,728
1,500,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,580,835
	Truist Financial Corp.‡
295,000	6.669%, 03/01/25^
	5 year CMT + 3.00%	294,218
285,000	4.950%, 09/01/25^
	5 year CMT + 4.61%	284,060
108,000	5.100%, 03/01/30
	10 year CMT + 4.35%	104,624
320,000	U.S. Bancorp^‡
	5.300%, 04/15/27
	3 mo. SOFR + 3.18%	318,000
	United Wholesale Mortgage, LLC*
1,383,000	5.500%, 04/15/29	1,341,731
600,000	5.750%, 06/15/27	596,886
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
750,000	10.500%, 02/15/28	802,305
600,000	6.500%, 02/15/29	547,836
85,000	US Bancorp‡
	3.700%, 01/15/27
	5 year CMT + 2.54%	80,882
600,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	622,932
1,340,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	1,198,268
	Wells Fargo & Company‡
620,000	3.900%, 03/15/26
	5 year CMT + 3.45%	609,386
560,000	7.625%, 09/15/28^
	5 year CMT + 3.61%	596,596
1,210,000	XHR, LP*
	6.625%, 05/15/30	1,223,988
		82,136,573
	Health Care (0.8%)
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,571,951
900,000	10.875%, 01/15/32	927,945
663,000	6.875%, 04/15/29^	460,288
149,000	5.250%, 05/15/30	127,100
	DaVita, Inc.*
1,395,000	3.750%, 02/15/31	1,228,981
1,326,000	4.625%, 06/01/30	1,233,923
1,175,000	6.875%, 09/01/32	1,192,813
	Embecta Corp.*
894,000	5.000%, 02/15/30	832,448
298,000	6.750%, 02/15/30	286,372

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Encompass Health Corp.
600,000	4.750%, 02/01/30	$577,782
600,000	4.500%, 02/01/28	586,092
1,246,000	HCA, Inc.
	7.500%, 11/06/33	1,380,954
350,000	Jazz Securities DAC*
	4.375%, 01/15/29	333,760
	Medline Borrower, LP*
1,484,000	5.250%, 10/01/29	1,438,575
1,480,000	3.875%, 04/01/29	1,383,356
150,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	152,613
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
2,200,000	5.125%, 04/30/31^	1,992,012
500,000	4.125%, 04/30/28	474,685
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	2,714,851
1,575,000	6.875%, 11/15/31	1,627,715
	Teva Pharmaceutical Finance Netherlands III, BV
1,520,000	5.125%, 05/09/29^	1,493,096
1,100,000	4.750%, 05/09/27	1,082,873
535,000	3.150%, 10/01/26	518,848
		23,619,033
	Industrials (1.7%)
1,200,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	1,227,384
1,355,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,254,757
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26
	5 year CMT + 3.15%	1,453,074
320,000	4.650%, 06/15/26
	5 year CMT + 4.08%	313,126
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
1,925,000	4.625%, 01/15/27	1,893,064
900,000	5.875%, 02/15/28	899,640
	Arcosa, Inc.*
670,000	4.375%, 04/15/29	633,653
605,000	6.875%, 08/15/32	620,791
3,212,375	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	188,309
937,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	918,148
	Bombardier, Inc.*
600,000	8.750%, 11/15/30	646,398
450,000	7.000%, 06/01/32^	459,680
376,000	7.250%, 07/01/31	388,374
233,000	7.875%, 04/15/27	234,021
1,191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	1,122,660
1,220,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	1,195,356
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	293,201
	Deluxe Corp.*
1,565,000	8.000%, 06/01/29	1,534,733
305,000	8.125%, 09/15/29	314,223
1,194,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	1,218,489
1,150,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	1,165,191
	EnerSys*
600,000	6.625%, 01/15/32	608,430
575,000	4.375%, 12/15/27^	555,910
	EquipmentShare.com, Inc.*
450,000	8.625%, 05/15/32	480,362
450,000	8.000%, 03/15/33	468,504
733,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	729,973
	Graphic Packaging International, LLC*
750,000	4.750%, 07/15/27	737,243
551,000	3.500%, 03/01/29	509,157
1,303,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	1,212,494
2,775,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	2,771,975
	Herc Holdings, Inc.*
1,500,000	5.500%, 07/15/27	1,496,340
600,000	6.625%, 06/15/29	613,806
	JELD-WEN, Inc.*
900,000	7.000%, 09/01/32^	858,573
625,000	4.875%, 12/15/27	603,725
1,940,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	1,868,821
1,200,000	Knife River Holding Company*
	7.750%, 05/01/31	1,253,664
1,200,000	Masterbrand, Inc.*
	7.000%, 07/15/32	1,227,900
722,000	Moog, Inc.*
	4.250%, 12/15/27	693,936
1,140,000	Novelis Corp.*
	4.750%, 01/30/30	1,073,196
775,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	777,743
605,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	607,940
	Sealed Air Corp.*
300,000	6.500%, 07/15/32^	305,343
298,000	5.000%, 04/15/29	288,866
	Sealed Air Corp./Sealed Air Corp. U.S.*
933,000	6.125%, 02/01/28	942,339
300,000	7.250%, 02/15/31	312,366
650,000	Sensata Technologies, BV*
	4.000%, 04/15/29	602,271
	Sensata Technologies, Inc.*
593,000	3.750%, 02/15/31	524,265
300,000	6.625%, 07/15/32	302,664
305,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	308,215
1,165,000	Standard Industries, Inc.*
	5.000%, 02/15/27	1,150,542
100,000	Stanley Black & Decker, Inc.‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	99,808
	TransDigm, Inc.*
1,295,000	6.875%, 12/15/30	1,327,828
900,000	6.750%, 08/15/28	916,749
450,000	7.125%, 12/01/31	465,471

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
298,000	6.625%, 03/01/32	$303,677
350,572	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	330,494
1,191,000	Vertiv Group Corp.*
	4.125%, 11/15/28	1,133,082
1,251,000	Wabash National Corp.*
	4.500%, 10/15/28	1,156,812
1,212,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	1,225,853
	Williams Scotsman, Inc.*
703,000	4.625%, 08/15/28	691,218
600,000	7.375%, 10/01/31	627,738
450,000	6.625%, 06/15/29	461,534
		50,601,099
	Information Technology (0.5%)
692,000	Coherent Corp.*
	5.000%, 12/15/29	666,936
524,000	Dell International, LLC / EMC Corp.
	6.020%, 06/15/26	531,315
596,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	580,426
586,000	Fair Isaac Corp.*
	4.000%, 06/15/28	558,786
1,315,000	KBR, Inc.*
	4.750%, 09/30/28	1,249,947
605,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	614,747
600,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	637,122
886,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	836,809
	Open Text Corp.*
855,000	3.875%, 02/15/28	813,285
600,000	6.900%, 12/01/27	620,970
447,000	3.875%, 12/01/29	410,659
447,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	400,794
1,035,000	Playtika Holding Corp.*
	4.250%, 03/15/29	956,847
1,645,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,544,573
	Twilio, Inc.
830,000	3.625%, 03/15/29	772,124
298,000	3.875%, 03/15/31	270,781
450,000	UKG, Inc.*
	6.875%, 02/01/31	459,643
1,780,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,620,708
600,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	614,472
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,248,605
		15,409,549
	Materials (0.6%)
623,000	ArcelorMittal, SA^
	7.000%, 10/15/39	667,476
600,000	ATI, Inc.
	5.875%, 12/01/27	598,260
1,210,000	Avient Corp.*
	6.250%, 11/01/31	1,206,951
	Chemours Company*
1,030,000	8.000%, 01/15/33	1,022,018
597,000	4.625%, 11/15/29^	530,112
1,880,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,785,060
900,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	899,415
	Commercial Metals Company
596,000	4.125%, 01/15/30	553,773
298,000	4.375%, 03/15/32	271,621
	Constellium, SE*
925,000	3.750%, 04/15/29	844,192
450,000	6.375%, 08/15/32^	444,078
900,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	902,916
1,050,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	1,012,725
	Mercer International, Inc.
1,266,000	5.125%, 02/01/29	1,124,056
600,000	12.875%, 10/01/28*	648,678
1,175,000	OCI, NV*
	6.700%, 03/16/33	1,217,206
1,328,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,278,784
1,210,000	Terex Corp*
	6.250%, 10/15/32	1,198,602
500,650	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	383,102
		16,589,025
	Other (0.1%)
	EchoStar Corp.
1,828,354	6.750%, 11/30/30	1,690,020
1,225,045	10.750%, 11/30/29	1,321,015
160,000	Everest Reinsurance Holdings, Inc.‡
	7.170%, 05/01/67
	3 mo. SOFR + 2.65%	154,957
625,000	Gen Digital, Inc.*
	6.750%, 09/30/27	636,144
		3,802,136
	Real Estate (0.1%)
953,000	EPR Properties
	3.750%, 08/15/29	884,003
862,000	Forestar Group, Inc.*
	5.000%, 03/01/28	835,347
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	1,279,273
		2,998,623
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
1,195,000	6.750%, 01/15/30	1,127,363
596,000	4.625%, 01/15/29	561,086
		1,688,449

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Utilities (0.3%)
612,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	$623,401
245,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	234,019
	American Electric Power Company, Inc.‡
85,000	3.875%, 02/15/62
	5 year CMT + 2.68%	80,990
80,000	7.050%, 12/15/54^
	5 year CMT + 2.75%	82,318
80,000	6.950%, 12/15/54^
	5 year CMT + 2.68%	81,650
	CenterPoint Energy, Inc.‡
75,000	7.000%, 02/15/55
	5 year CMT + 3.25%	77,028
75,000	6.850%, 02/15/55^
	5 year CMT + 2.95%	76,306
235,000	CMS Energy Corp.‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	223,429
	Dominion Energy, Inc.‡
760,000	6.625%, 05/15/55
	5 year CMT + 2.21%	770,929
162,000	6.875%, 02/01/55^
	5 year CMT + 2.39%	168,738
133,000	4.350%, 01/15/27
	5 year CMT + 3.20%	129,491
	Duke Energy Corp.‡
1,525,000	6.450%, 09/01/54
	5 year CMT + 2.59%	1,536,895
132,000	3.250%, 01/15/82
	5 year CMT + 2.32%	124,747
225,000	Emera, Inc.‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	227,461
655,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	670,661
765,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	769,483
	National Rural Utilities Cooperative Finance Corp.‡
288,000	7.125%, 09/15/53
	5 year CMT + 3.53%	299,497
150,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	148,833
	NextEra Energy Capital Holdings, Inc.‡
160,000	6.750%, 06/15/54
	5 year CMT + 2.46%	163,970
160,000	3.800%, 03/15/82
	5 year CMT + 2.55%	153,482
155,000	6.700%, 09/01/54
	5 year CMT + 2.36%	158,151
612,000	NiSource, Inc.^‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	626,137
591,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	591,053
	Sempra‡
220,000	4.875%, 10/15/25
	5 year CMT + 4.55%	217,829
80,000	6.400%, 10/01/54^
	5 year CMT + 2.63%	77,386
	Southern Company‡
442,000	4.000%, 01/15/51
	5 year CMT + 3.73%	435,675
95,000	3.750%, 09/15/51
	5 year CMT + 2.92%	92,370
	Vistra Corp.*‡
625,000	7.000%, 12/15/26
	5 year CMT + 5.74%	627,106
340,000	8.000%, 10/15/26
	5 year CMT + 6.93%	348,065
		9,817,100
	Total Corporate Bonds
	(Cost $415,289,258)	405,916,701

Convertible Bonds (19.4%)
	Communication Services (2.6%)
8,895,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	11,199,428
29,845,000	Live Nation Entertainment, Inc.*
	2.875%, 01/15/30	31,098,788
8,260,000	Snap, Inc.*
	0.500%, 05/01/30	7,249,967
	Uber Technologies, Inc.
14,800,000	0.000%, 12/15/25^	15,426,484
12,000,000	0.875%, 12/01/28	13,960,800
		78,935,467
	Consumer Discretionary (3.4%)
8,205,000	Airbnb, Inc.
	0.000%, 03/15/26	7,760,371
7,225,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	8,457,079
9,550,000	Booking Holdings, Inc.
	0.750%, 05/01/25	24,086,724
7,600,000	JD.com, Inc.*
	0.250%, 06/01/29	8,717,884
3,765,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	20,142,750
23,245,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	29,356,575
2,370,000	Wayfair, Inc.
	3.250%, 09/15/27	2,643,830
		101,165,213
	Consumer Staples (0.5%)
3,190,000	Freshpet, Inc.
	3.000%, 04/01/28	7,591,658
5,735,000	Post Holdings, Inc.
	2.500%, 08/15/27	6,450,326
		14,041,984
	Financials (0.8%)
4,115,000	Federal Realty OP, LP*^
	3.250%, 01/15/29	4,215,776

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
11,275,000	Morgan Stanley Finance, LLC, Series B
	1.000%, 11/23/27	$19,477,563
		23,693,339
	Health Care (0.5%)
6,245,000	Dexcom, Inc.
	0.375%, 05/15/28	5,773,690
5,495,000	Integer Holdings Corp.
	2.125%, 02/15/28	9,349,028
		15,122,718
	Industrials (1.2%)
4,215,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	12,057,092
4,660,000	Bloom Energy Corp.
	3.000%, 06/01/28	6,862,596
7,640,000	Middleby Corp.
	1.000%, 09/01/25	10,281,530
7,200,000	Tetra Tech, Inc.
	2.250%, 08/15/28	8,110,656
		37,311,874
	Information Technology (6.5%)
5,910,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	6,498,872
7,860,000	BILL Holdings, Inc.*
	0.000%, 04/01/30	8,421,204
11,255,000	Datadog, Inc.*^
	0.000%, 12/01/29	11,095,629
10,650,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	11,562,598
6,850,000	Itron, Inc.*^
	1.375%, 07/15/30	7,156,538
6,715,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	9,516,431
9,075,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	9,193,792
19,935,000	MKS Instruments, Inc.*^
	1.250%, 06/01/30	20,303,000
5,215,000	NCL Corp., Ltd.
	5.375%, 08/01/25	8,092,168
9,405,000	Nutanix, Inc.*
	0.500%, 12/15/29	9,799,069
17,315,000	ON Semiconductor Corp.^
	0.500%, 03/01/29	15,601,508
4,895,000	PAR Technology Corp.
	1.500%, 10/15/27	5,713,934
9,810,000	Parsons Corp.*
	2.625%, 03/01/29	10,610,692
13,100,000	Seagate HDD Cayman
	3.500%, 06/01/28	16,944,195
16,155,000	Snowflake, Inc.*
	0.000%, 10/01/29	21,462,887
6,505,000	Vertex, Inc.*
	0.750%, 05/01/29	10,973,740
6,605,000	Western Digital Corp.
	3.000%, 11/15/28	9,285,441
5,670,000	Wolfspeed, Inc.
	1.875%, 12/01/29	2,225,475
		194,457,173
	Other (0.0%)
590,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate	396,338

	Real Estate (1.1%)
	Welltower OP, LLC*^
17,410,000	3.125%, 07/15/29	20,851,260
7,770,000	2.750%, 05/15/28	11,325,630
		32,176,890
	Utilities (2.8%)
16,655,000	CMS Energy Corp.
	3.375%, 05/01/28	17,223,768
16,145,000	Duke Energy Corp.
	4.125%, 04/15/26	16,760,125
6,195,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	7,151,942
20,355,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	21,623,320
19,260,000	Southern Company
	3.875%, 12/15/25	20,334,515
		83,093,670
	Total Convertible Bonds
	(Cost $497,640,284)	580,394,666

Bank Loans (4.9%) ¡
	Airlines (0.2%)
2,803,813	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	2,825,276
643,500	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	659,957
1,699,120	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	1,707,157
		5,192,390
	Communication Services (0.7%)
1,911,402	APi Group DE, Inc.‡
	6.312%, 01/03/29
	1 mo. SOFR + 2.00%	1,918,503
463,334	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	423,082
51,464	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	51,914
3,257,143	Charter Communications Operating, LLC‡
	6.560%, 12/15/31
	3 mo. SOFR + 2.25%	3,257,762
616,829	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	619,472
575,870	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	579,051

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,291,906	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. USD LIBOR + 2.50%	$2,139,712
979,928	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	983,274
485,000	Directv Financing, LLC!
	0.000%, 08/02/29	482,507
1,656,682	Go Daddy Operating Company, LLC‡
	6.062%, 11/09/29
	1 mo. SOFR + 1.75%	1,660,890
905,450	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	859,385
305,000	Gray Television, Inc.!
	0.000%, 06/04/29	289,483
1,739,320	Nexstar Broadcasting, Inc.‡
	6.926%, 09/18/26
	1 mo. SOFR + 2.50%	1,746,930
1,200,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	711,150
1,197,000	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	1,204,481
3,240,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	3,195,450
		20,123,046
	Consumer Discretionary (1.2%)
1,985,000	Adient U.S., LLC‡
	6.562%, 01/31/31
	1 mo. SOFR + 2.25%	1,994,856
275,556	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 1.75%	276,418
255,407	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 1.75%	256,207
237,037	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 1.75%	237,779
1,970,000	Aramark Services, Inc.‡
	6.312%, 06/22/30
	1 mo. SOFR + 2.00%	1,982,559
1,497,947	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	1,504,815
1,715,233	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	1,727,025
1,083,107	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	1,088,972
585,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	595,384
290,000	Clarios Global, LP!
	0.000%, 01/14/32	290,967
3,200,752	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	3,207,617
336,025	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	339,805
1,985,000	Installed Building Products, Inc.‡
	6.062%, 03/28/31
	1 mo. SOFR + 1.75%	1,997,902
2,166,240	KFC Holding Company‡
	6.163%, 03/15/28
	1 mo. SOFR + 1.75%	2,173,010
1,210,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	1,217,563
3,352,076	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	3,370,596
1,969,309	Murphy USA, Inc.‡
	6.202%, 01/31/28
	1 mo. SOFR + 1.75%	1,981,007
547,250	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	560,931
1,969,697	PENN Entertainment, Inc.‡
	6.812%, 05/03/29
	1 mo. SOFR + 2.50%	1,984,598
2,599,217	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	2,608,964
1,990,000	Six Flags Entertainment Corp.‡
	6.357%, 05/01/31
	1 mo. SOFR + 2.00%	1,998,706
927,675	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	895,494
3,176,000	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	3,186,147
730,669	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	734,322
1,187,288	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	1,199,036
		37,410,680
	Consumer Staples (0.4%)
4,037,384	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	4,160,181
897,750	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	899,905
1,194,008	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	1,199,172
1,990,323	Organon & Company‡
	6.549%, 05/19/31
	1 mo. SOFR + 2.25%	2,000,274
1,413,568	Perrigo Investments, LLC‡
	6.312%, 04/20/29
	1 mo. SOFR + 2.00%	1,417,985

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,515,059	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	$1,497,908
794,000	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	807,399
625,000	Veritiv Corp.!
	0.000%, 11/30/30	626,731
		12,609,555
	Energy (0.2%)
3,099,627	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	3,110,289
569,250	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	567,739
1,772,969	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	1,773,528
		5,451,556
	Financials (0.6%)
1,614,074	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	1,624,090
903,614	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	903,799
2,265	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	2,265
1,488,750	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	1,491,653
3,069,058	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	3,072,511
595,507	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	599,161
1,515,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	1,524,067
1,188,918	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	1,194,696
2,900,700	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	2,906,502
2,283,675	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	2,292,718
1,210,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	1,228,150
1,200,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	1,206,900
		18,046,512
	Health Care (0.2%)
159,211	Avantor Funding, Inc.‡
	6.412%, 11/08/27
	1 mo. SOFR + 2.00%	160,331
2,177,251	DaVita, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	2,185,144
1,343,486	Elanco Animal Health, Inc.‡
	6.187%, 08/01/27
	1 mo. SOFR + 1.75%	1,344,104
388,242	Icon Luxembourg Sarl‡
	6.329%, 07/03/28
	3 mo. SOFR + 2.00%	392,058
1,980,000	IQVIA, Inc.‡
	6.329%, 01/02/31
	3 mo. SOFR + 2.00%	1,997,127
1,261,176	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	1,200,224
96,731	PRA Health Sciences, Inc.‡
	6.329%, 07/03/28
	3 mo. SOFR + 2.00%	97,681
		7,376,669
	Industrials (0.5%)
1,188,385	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	919,216
1,969,898	Beacon Roofing Supply, Inc.‡
	6.312%, 05/19/28
	1 mo. SOFR + 2.00%	1,978,684
1,972,246	Berry Global, Inc.‡
	6.162%, 07/01/29
	1 mo. SOFR + 1.75%	1,977,837
1,322,303	EMRLD Borrower, LP‡
	6.933%, 05/31/30
	6 mo. SOFR + 2.50%	1,327,711
453,863	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	456,009
1,413,312	JELD-WEN, Inc.‡
	6.426%, 07/28/28
	1 mo. SOFR + 2.00%	1,416,407
1,203,950	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	1,215,430
566,921	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	569,594
2,370,090	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	2,381,644
1,975,050	TransDigm, Inc.‡
	7.079%, 08/24/28
	3 mo. SOFR + 2.75%	1,986,456
		14,228,988
	Information Technology (0.4%)
1,618,562	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	1,627,432
862,365	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	864,736
1,152,236	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	1,155,750

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,696,253	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	$2,712,686
1,235,354	Open Text Corp.‡
	6.062%, 01/31/30
	1 mo. SOFR + 1.75%	1,238,374
2,779,606	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	2,790,586
1,265,789	TTM Technologies, Inc.‡
	6.587%, 05/30/30
	1 mo. SOFR + 2.25%	1,272,916
597,000	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	601,224
		12,263,704
	Materials (0.4%)
1,917,368	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 7.50%	1,927,357
1,693,562	Chemours Company‡
	7.312%, 08/18/28
	1 mo. SOFR + 3.00%	1,710,498
1,975,050	H.B. Fuller Company‡
	6.312%, 02/15/30
	1 mo. SOFR + 2.00%	1,983,701
1,896,248	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	1,898,627
1,418,015	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	1,426,119
905,221	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	555,530
1,157,724	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	1,168,723
		10,670,555
	Special Purpose Acquisition Companies (0.1%)
483,933	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	485,748
291,750	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	293,590
1,173,000	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	1,052,556
		1,831,894
	Total Bank Loans
	(Cost $144,870,561)	145,205,549

U.S. Government and Agency Securities (0.0%)
	Other (0.0%)
325,000	CoBank ACB‡
	7.250%, 07/01/29	331,521
250,000	Farm Credit Bank of Texas‡
	7.750%, 06/15/29	261,875
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $578,157)	593,396

NUMBER OF
SHARES			VALUE

Convertible Preferred Stocks (4.6%)
		Energy (0.0%)
28		Gulfport Energy Corp.#
		10.000%, 03/03/25
		15.000% PIK rate	$364,000

		Financials (1.6%)
80,250		AMG Capital Trust II
		5.150%, 10/15/37	4,275,720
300,410		Apollo Global Management, Inc.
		6.750%, 07/31/26	26,760,523
280,075		Ares Management Corp.
		6.750%, 10/01/27	16,997,752
			48,033,995
		Industrials (1.8%)
816,855		Boeing Company
		6.000%, 10/15/27	49,632,110
46,187		Chart Industries, Inc.
		6.750%, 12/15/25	3,591,039
			53,223,149
		Information Technology (0.5%)
240,695		Hewlett Packard Enterprise Company
		7.625%, 09/01/27	14,713,685

		Utilities (0.7%)
84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§**
		3.369%, 09/15/29	3,469,335
262,050		NextEra Energy, Inc.^
		6.926%, 09/01/25	10,869,834
149,750		PG&E Corp.^#
		6.000%, 12/01/27	6,323,942
			20,663,111
		Total Convertible Preferred Stocks
		(Cost $118,201,117)	136,997,940

Common Stocks (92.9%)
		Communication Services (10.9%)
661,840		Alphabet, Inc. - Class Aµ	135,028,597
19,700		Alphabet, Inc. - Class C^µ	4,050,320
25,095		Altice USA, Inc. - Class A^#	70,517
264,885		AT&T, Inc.	6,285,721
20,533		Audacy, Inc.#	390,127
8,434		Cumulus Media, Inc. - Class A#	7,506
132,150		Meta Platforms, Inc. - Class Aµ	91,075,137
32,360		Netflix, Inc.#µ	31,607,954
205,085	EUR	Orange, SA	2,205,587
135,860		T-Mobile U.S., Inc.µ	31,651,304
200,915		Walt Disney Company	22,715,450
			325,088,220

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
		Consumer Discretionary (11.8%)
688,315		Amazon.com, Inc.^#µ	$163,598,709
59,260		Carnival Corp.#	1,639,724
262,250		Chipotle Mexican Grill, Inc.#	15,302,288
243,463		General Motors Company^	12,041,680
52,240		Home Depot, Inc.µ	21,521,835
206,475		Las Vegas Sands Corp.^	9,462,749
54,670		Lowe's Companies, Inc.	14,216,387
62,500		McDonald's Corp.	18,043,750
107,325		Starbucks Corp.	11,556,756
182,630		Tesla, Inc.#µ	73,892,098
104,675		TJX Companies, Inc.	13,062,393
			354,338,369
		Consumer Staples (6.0%)
58,750		Altria Group, Inc.	3,068,513
329,140		Coca-Cola Companyµ	20,893,807
145,515		Colgate-Palmolive Company	12,616,150
31,575		Costco Wholesale Corp.µ	30,939,711
47,280		Estee Lauder Companies, Inc. - Class A	3,944,570
113,665		Mondelez International, Inc. - Class A	6,591,433
149,925		Philip Morris International, Inc.	19,520,235
183,745		Procter & Gamble Companyµ	30,499,833
84,550		Target Corp.	11,660,291
52,650		Walgreens Boots Alliance, Inc.	541,242
392,370		Walmart, Inc.µ	38,515,039
			178,790,824
		Energy (3.8%)
475,000		BP, PLC (ADR)	14,753,500
5,050		Cheniere Energy Partners, LP	309,868
54,445		Chevron Corp.µ	8,122,650
70,935		Energy Transfer, LP	1,452,749
33,155		Enterprise Products Partners, LP	1,082,511
7,920		EP Energy Corp.#	12,870
208,220		EQT Corp.	10,644,206
429,490		Exxon Mobil Corp.µ	45,882,417
34		Gulfport Energy Corp.#	6,069
56,105		Hess Corp.	7,800,278
113,995		Marathon Petroleum Corp.	16,610,211
137,485		Williams Companies, Inc.	7,620,794
			114,298,123
		Financials (13.4%)
35,430		Affiliated Managers Group, Inc.	6,658,714
59,230		American Express Companyµ	18,802,564
29,983		Assurant, Inc.	6,452,042
663,370		Bank of America Corp.µ	30,714,031
10,715		Blackrock, Inc.	11,523,983
76,155		Chubb, Ltd.	20,705,021
231,670		Citigroup, Inc.^	18,864,888
121,355		Fidelity National Information Services, Inc.	9,886,792
72,300		Fiserv, Inc.#	15,619,692
27,300		Goldman Sachs Group, Inc.	17,482,920
212,020		JPMorgan Chase & Company	56,672,946
61,877		KKR & Company, Inc.	10,337,790
76,915		Marsh & McLennan Companies, Inc.	16,681,325
72,315		Mastercard, Inc. - Class Aµ	40,165,920
154,465		Morgan Stanleyµ	21,382,590
26,315		S&P Global, Inc.	13,720,904
157,631		Starwood Property Trust, Inc.^	3,050,160
141,735		Visa, Inc. - Class A^µ	48,445,023
411,130		Wells Fargo & Companyµ	32,397,044
			399,564,349
		Health Care (9.5%)
158,705		Abbott Laboratories~	20,303,131
118,475		AbbVie, Inc.µ	21,787,552
240,498		Boston Scientific Corp.#	24,617,375
107,005		Bristol-Myers Squibb Company	6,307,945
48,945		Danaher Corp.	10,902,009
71,605		Dexcom, Inc.#	6,217,462
23,435		Elevance Health, Inc.	9,273,230
54,830		Eli Lilly & Company^µ	44,471,516
34,856		GE Healthcare, Inc.	3,077,785
40,780		ICON, PLC#	8,118,482
152,895		Johnson & Johnsonµ	23,262,974
142,050		Medtronic, PLC	12,900,981
219,485		Merck & Company, Inc.µ	21,689,508
20,295		Stryker Corp.	7,941,231
30,260		Thermo Fisher Scientific, Inc.µ	18,087,915
62,270		UnitedHealth Group, Inc.µ	33,780,852
112,720		Zimmer Biomet Holdings, Inc.^	12,340,586
			285,080,534
		Industrials (5.5%)
854,165		American Airlines Group, Inc.^#	14,452,472
777,890		CSX Corp.	25,569,244
183,340		Emerson Electric Company	23,825,033
45,040		GE Vernova, Inc.	16,794,515
104,568		General Electric Company	21,286,908
61,780		Norfolk Southern Corp.	15,772,434
38,315		Parker-Hannifin Corp.	27,090,621
145,750		RTX Corp.	18,794,462
			163,585,689
		Information Technology (28.4%)
92,130		Advanced Micro Devices, Inc.#	10,682,474
888,175		Apple, Inc.^	209,609,300
53,580		Applied Materials, Inc.	9,663,153
359,490		Broadcom, Inc.µ	79,544,352
247,515		Cisco Systems, Inc.µ	14,999,409
47,894		CyberArk Software, Ltd.#	17,767,716
10,330		Intuit, Inc.	6,213,598
139,650		Lam Research Corp.	11,318,633
86,100		Micron Technology, Inc.^	7,855,764
461,145		Microsoft Corp.^	191,402,844
1,520,000		Nokia Oyj (ADR)^	6,992,000
1,406,505		NVIDIA Corp.^µ	168,879,055
23,830		NXP Semiconductors, NV	4,969,747
161,745		Oracle Corp.µ	27,506,355
56,650		Palo Alto Networks, Inc.#	10,447,393
76,090		Salesforce, Inc.µ	25,999,953
48,785	EUR	SAP, SEµ	13,443,884
32,625		ServiceNow, Inc.#	33,224,647
			850,520,277
		Materials (2.5%)
196,120		Freeport-McMoRan, Inc.	7,030,902
56,835		Linde, PLC	25,355,230
67,845		PPG Industries, Inc.	7,827,956
58,650		Sherwin-Williams Company	21,006,084
50,490		Vulcan Materials Company	13,841,834
			75,062,006

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Other (0.0%)
1,794	Rite Aid Equity Equity#	$62,790

	Real Estate (0.4%)
70,930	American Tower Corp.	13,118,504

	Utilities (0.7%)
125,845	Vistra Corp.	21,145,735
	Total Common Stocks
	(Cost $1,601,272,262)	2,780,655,420

Warrants (0.0%) #
	Communication Services (0.0%)
3,672	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
612	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
57,470	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	6
51,723	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	5
16,676	Tidewater, Inc.
	11/14/42, Strike $1.00	2
		13
	Total Warrants
	(Cost $369,524)	13

Exchange-Traded Funds (4.9%)
	Other (4.9%)
1,610,745	Invesco Senior Loan ETF	33,906,182
56,295	iShares Biotechnology ETF^	7,805,865
330,035	iShares China Large-Cap ETF^	10,524,816
225,135	iShares MSCI Emerging Markets ETF^	9,617,767
4,928	iShares Preferred & Income Securities ETF^	156,760
139,315	iShares Russell 2000 ETF^	31,552,061
113,165	iShares Russell 2000 Value ETF^	18,951,743
812,805	SPDR Blackstone Senior Loan ETF	34,105,298
12,665	SPDR Bloomberg High Yield Bond ETF	1,225,465
	Total Exchange-Traded Funds
	(Cost $147,343,019)	147,845,957

Preferred Stocks (0.1%)
	Communication Services (0.1%)
	AT&T, Inc.µ
8,482	4.750%, 03/02/25	163,533
3,485	5.350%, 11/01/66	82,839
49,077	Qwest Corp.
	6.500%, 09/01/56	846,578
8,086	Telephone & Data Systems, Inc.
	6.000%, 09/30/26	156,868
9,708	Telephone and Data Systems, Inc.
	6.625%, 03/31/26	216,780
	United States Cellular Corp.
13,961	5.500%, 03/01/70	309,236
1,467	5.500%, 06/01/70	32,641
		1,808,475
	Consumer Discretionary (0.0%)
	Ford Motor Companyµ
2,835	6.200%, 06/01/59	65,971
2,764	6.500%, 08/15/62	67,497
8,177	Guitar Center, Inc.#	122,655
1,355	Qurate Retail, Inc.^
	8.000%, 03/15/31	49,823
4,100	QVC, Inc.
	6.250%, 11/26/68	50,430
		356,376
	Financials (0.0%)
5,813	Affiliated Managers Group, Inc.µ
	6.750%, 03/30/64	144,627
5,970	Annaly Capital Management, Inc.‡µ
	9.557%, 03/03/25
	3 mo. SOFR + 5.25%	152,832
3,440	Arch Capital Group, Ltd. Series Gµ
	4.550%, 06/11/26	64,087
2,515	Capital One Financial Corp.µ
	4.800%, 06/01/25	48,036
11,950	CNO Financial Group, Inc.µ
	5.125%, 11/25/60	235,295
3,517	Cullen/Frost Bankers, Inc.µ
	4.450%, 12/15/25	64,467
3,401	First Citizens BancShares, Inc.^
	5.625%, 01/04/27	76,625
1,450	KeyCorpµ
	5.625%, 03/15/25	32,089
3,200	M&T Bank Corp. Series Jµ
	7.500%, 06/15/29	86,144
765	Northern Trust Corp.µ
	4.700%, 04/01/25	15,744
8,314	Selective Insurance Group, Inc.^µ
	4.600%, 12/15/25	147,075
1,485	W R Berkley Corp.µ
	5.100%, 12/30/59	31,259
		1,098,280
	Industrials (0.0%)
5,043	WESCO International, Inc.‡µ
	10.625%, 06/22/25
	5 year CMT + 10.33%	129,504

	Real Estate (0.0%)
	Brookfield Property Partners, LPµ
8,773	5.750%, 03/31/25	123,436
5,000	6.375%, 03/02/25	73,550
1,550	EPR Propertiesµ
	5.750%, 03/02/25	30,752
	Global Net Lease, Inc.
3,651	^7.500%, 03/02/25	82,768
1,186	6.875%, 03/02/25	25,096

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
2,559	Kimco Realty Corp. Series M, Class Aµ
	5.250%, 03/02/25	$54,967
		390,569
	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP
	5.250%, 03/31/25	118,740
3,175	DTE Energy Companyµ
	5.250%, 12/01/77	71,533
		190,273
	Total Preferred Stocks
	(Cost $4,895,182)	3,973,477

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.2%) #
	Information Technology (0.0%)
680	NVIDIA Corp.
8,164,760	Put, 02/21/25, Strike $130.00	$880,600

	Other (0.2%)
1,100	Invesco QQQ Trust Series 1
57,451,900	Put, 03/21/25, Strike $515.00	1,161,050
335	S&P 500 Index
202,357,755	Put, 04/17/25, Strike $5,900.00	2,993,225
		4,154,275
	Total Purchased Options
	(Cost $6,233,589)	5,034,875

TOTAL INVESTMENTS (140.6%)
(Cost $2,937,593,222)		4,207,528,761

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.8%)		(323,000,000)

LIABILITIES, LESS OTHER ASSETS (-29.8%)		(891,533,579)

NET ASSETS (100.0%)		$2,992,995,182

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2025.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,333,852,218.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,302,740.

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$910,767	$—	$910,767
Corporate Bonds	—	405,916,701	—	405,916,701
Convertible Bonds	—	580,394,666	—	580,394,666
Bank Loans	—	145,205,549	—	145,205,549
U.S. Government and Agency Securities	—	593,396	—	593,396
Convertible Preferred Stocks	128,888,885	8,109,055	—	136,997,940
Common Stocks	2,764,540,162	16,115,258	—	2,780,655,420
Warrants	—	13	—	13
Exchange-Traded Funds	147,845,957	—	—	147,845,957
Preferred Stocks	3,850,822	122,655	—	3,973,477
Purchased Options	5,034,875	—	—	5,034,875
Total	$3,050,160,701	$1,157,368,060	$—	$4,207,528,761

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
215,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $202,678)	$205,042

Corporate Bonds (15.7%)
	Airlines (0.2%)
212,799	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	211,037
70,248	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	70,962
244,900	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	228,609
81,667	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	81,696
225,440	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	210,207
177,707	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	180,586
		983,097
	Communication Services (1.4%)
200,000	Altice Financing, SA*
	5.750%, 08/15/29	156,346
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	61,242
300,000	Altice France, SA*^
	5.500%, 10/15/29	239,919
242,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	234,343
	Clear Channel Outdoor Holdings, Inc.*
130,000	7.875%, 04/01/30	134,605
80,000	9.000%, 09/15/28	84,277
200,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	179,526
371,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	363,068
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	219,876
400,000	4.500%, 11/15/31	301,364
200,000	5.750%, 01/15/30	117,170
246,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	243,695
400,000	Frontier California, Inc.
	6.750%, 05/15/27	406,656
65,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	68,769
419,000	Frontier Florida, LLC
	6.860%, 02/01/28	430,326
400,000	Frontier North, Inc.
	6.730%, 02/15/28	408,660
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
235,000	3.500%, 03/01/29	217,516
69,000	5.250%, 12/01/27	68,441
135,000	Gray Media, Inc.*
	5.375%, 11/15/31	80,581
260,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	233,332
	iHeartCommunications, Inc.*
132,000	10.875%, 05/01/30	92,587
89,000	7.750%, 08/15/30	72,926
	Lumen Technologies, Inc.
200,000	7.600%, 09/15/39	161,398
196,625	10.000%, 10/15/32*	196,293
130,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	111,904
260,000	Paramount Global
	4.900%, 08/15/44	200,707
94,000	Qwest Corp.
	7.250%, 09/15/25	93,969
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29	99,457
68,000	5.375%, 01/15/31	36,460
95,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	79,735
	Sirius XM Radio, LLC*
325,000	3.875%, 09/01/31^	280,182
215,000	5.500%, 07/01/29^	209,601
130,000	3.125%, 09/01/26	125,891
242,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	160,751
300,000	Stagwell Global, LLC*
	5.625%, 08/15/29	289,758
130,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	76,207
	Time Warner Cable, LLC
200,000	6.550%, 05/01/37	196,338
105,000	7.300%, 07/01/38	109,211
103,000	United States Cellular Corp.
	6.700%, 12/15/33	110,268
	Univision Communications, Inc.*
202,000	8.000%, 08/15/28	206,624
130,000	8.500%, 07/31/31	130,520
		7,290,499
	Consumer Discretionary (3.3%)
400,000	Adams Homes, Inc.*
	9.250%, 10/15/28	417,872
340,000	Adient Global Holdings Company*^
	8.250%, 04/15/31	352,937
130,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	131,794
320,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	319,760
228,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	211,133

See accompanying Notes to Schedule of Investments

1

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

325,000	At Home Group, Inc.*
	4.875%, 07/15/28	$135,206
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	363,112
195,000	6.875%, 11/01/35	201,435
168,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	158,595
	Carnival Corp.*
134,000	4.000%, 08/01/28	127,959
133,000	7.625%, 03/01/26	133,285
16,000	7.000%, 08/15/29	16,787
	Carvana Company*
59,188	9.000%, 06/01/31	71,192
49,634	9.000%, 06/01/30	55,113
27,862	9.000%, 12/01/28	30,036
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
570,000	4.750%, 03/01/30	528,361
515,000	5.125%, 05/01/27	506,245
315,000	4.500%, 08/15/30^	286,064
300,000	6.375%, 09/01/29^	300,234
266,000	4.250%, 02/01/31	236,296
130,000	5.000%, 02/01/28	126,706
130,000	4.750%, 02/01/32	115,778
207,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	199,701
	Churchill Downs, Inc.*
132,000	6.750%, 05/01/31	134,515
130,000	5.750%, 04/01/30	128,614
	Dana, Inc.
220,000	4.250%, 09/01/30	209,079
195,000	4.500%, 02/15/32	183,667
	DISH DBS Corp.
140,000	5.125%, 06/01/29	92,238
101,000	7.375%, 07/01/28	72,691
265,000	DISH Network Corp.*
	11.750%, 11/15/27	279,996
400,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	384,476
296,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	297,350
275,000	Ford Motor Company
	6.100%, 08/19/32	274,211
	Ford Motor Credit Company, LLC
425,000	4.000%, 11/13/30	385,012
350,000	5.113%, 05/03/29	341,918
340,000	7.200%, 06/10/30	358,700
240,000	7.350%, 11/04/27	251,131
98,000	Gap, Inc.*
	3.875%, 10/01/31	86,069
135,000	General Motors Company
	5.200%, 04/01/45	116,338
	goeasy, Ltd.*
455,000	9.250%, 12/01/28	486,308
237,000	7.625%, 07/01/29	245,295
	Goodyear Tire & Rubber Company^
400,000	5.625%, 04/30/33	360,796
140,000	5.250%, 07/15/31	128,387
	Group 1 Automotive, Inc.*
155,000	6.375%, 01/15/30	157,908
114,000	4.000%, 08/15/28	108,278
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	147,039
58,888	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	59,563
298,000	Kohl's Corp.
	5.550%, 07/17/45	187,704
265,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	278,722
265,000	Liberty Interactive, LLC
	8.250%, 02/01/30	130,756
	Life Time, Inc.*
260,000	6.000%, 11/15/31	260,099
256,000	8.000%, 04/15/26	256,000
135,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	140,720
100,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	105,122
168,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	168,890
175,000	M/I Homes, Inc.
	3.950%, 02/15/30	160,610
	Macy's Retail Holdings, LLC
305,000	6.700%, 07/15/34*	258,753
200,000	4.300%, 02/15/43	138,712
510,000	MGM Resorts International
	6.500%, 04/15/32	511,178
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	316,067
	Newell Brands, Inc.
265,000	6.875%, 04/01/36^	271,402
130,000	6.625%, 05/15/32	131,780
100,000	5.700%, 04/01/26	100,414
130,000	Nordstrom, Inc.
	5.000%, 01/15/44	98,562
	Patrick Industries, Inc.*
239,000	4.750%, 05/01/29	227,996
130,000	6.375%, 11/01/32	128,392
305,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	278,102
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	271,180
135,000	QVC, Inc.^
	5.450%, 08/15/34	82,994
130,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	139,285
20,618	Rite Aid Cmsr Note
	12.000%, 12/31/25	23,711
	Rite Aid Corp.*@
448,000	0.000%, 11/15/26!!	—
81,390	0.000%, 10/18/25	—
	Rite Aid Corp.
145,911	15.000%, 08/30/31	52,042
28,581	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	25,723
27,717	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
260,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	259,483

See accompanying Notes to Schedule of Investments

2

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Royal Caribbean Cruises, Ltd.*
32,000	6.250%, 03/15/32	$32,576
32,000	5.625%, 09/30/31	31,801
240,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	223,951
395,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	407,103
173,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	163,167
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	187,442
275,000	Station Casinos, LLC*
	4.500%, 02/15/28	263,717
260,000	STL Holding Company, LLC*
	8.750%, 02/15/29	277,308
162,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	162,431
65,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	70,500
265,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	265,429
		17,405,004
	Consumer Staples (0.8%)
320,000	APi Group DE, Inc.*
	4.750%, 10/15/29	303,926
395,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	401,999
	Brink's Company*
130,000	6.750%, 06/15/32	133,059
130,000	6.500%, 06/15/29	132,716
305,000	Central Garden & Pet Company*
	4.125%, 04/30/31	274,003
304,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	284,891
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29	346,364
66,000	6.500%, 12/31/27	66,971
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
125,000	5.500%, 01/15/30µ	125,265
73,000	5.750%, 04/01/33	73,215
130,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	135,305
	MPH Acquisition Holdings, LLC*
231,656	6.750%, 03/31/31	127,700
97,110	5.750%, 12/31/30	77,809
77,947	11.500%, 12/31/30	67,132
177,000	New Albertsons, LP
	7.750%, 06/15/26	182,296
	Performance Food Group, Inc.*
261,000	4.250%, 08/01/29	245,658
65,000	6.125%, 09/15/32	65,213
210,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	195,145
	Post Holdings, Inc.*
260,000	6.250%, 02/15/32	260,710
195,000	6.375%, 03/01/33	192,247
252,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	224,426
195,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	200,950
240,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	238,327
		4,355,327
	Energy (2.3%)
260,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	262,363
	Buckeye Partners, LP
197,000	6.750%, 02/01/30*	200,587
135,000	5.850%, 11/15/43	118,583
98,000	6.875%, 07/01/29*	100,468
456,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	481,573
200,000	Continental Resources, Inc.
	4.900%, 06/01/44	162,622
202,000	DT Midstream, Inc.*
	4.125%, 06/15/29	191,175
	Enbridge, Inc.‡
195,000	7.375%, 03/15/55
	5 year CMT + 3.12%	202,086
130,000	7.200%, 06/27/54
	5 year CMT + 2.97%	133,309
325,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	345,810
	Energy Transfer, LP‡
250,000	7.570%, 11/01/66
	3 mo. SOFR + 3.28%	249,285
197,000	6.500%, 11/15/26
	5 year CMT + 5.69%	197,106
130,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	133,166
285,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	284,430
168,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	176,981
	EQM Midstream Partners, LP*
430,000	7.500%, 06/01/27	441,068
135,000	6.375%, 04/01/29	137,507
	Genesis Energy, LP / Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30	203,348
130,000	8.000%, 05/15/33	130,094
365,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	372,114
260,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	270,499
130,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	133,996
260,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	261,440
328,000	Matador Resources Company*
	6.500%, 04/15/32	329,246
260,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	259,298
100,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	104,032

See accompanying Notes to Schedule of Investments

3

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
200,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	$193,428
130,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	126,844
275,000	Oceaneering International, Inc.
	6.000%, 02/01/28	272,624
	Parkland Corp.*
390,000	6.625%, 08/15/32	391,205
131,000	5.875%, 07/15/27	130,704
138,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	135,363
	Permian Resources Operating, LLC*
246,000	7.000%, 01/15/32	252,954
65,000	6.250%, 02/01/33	65,221
270,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	270,273
365,000	Rockcliff Energy II, LLC*
	5.500%, 10/15/29	346,987
260,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	267,704
357,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	376,617
	Transocean, Inc.*
328,950	8.750%, 02/15/30	343,299
260,000	8.250%, 05/15/29	261,344
	Venture Global Calcasieu Pass, LLC*
165,000	6.250%, 01/15/30	168,147
65,000	4.125%, 08/15/31	58,796
65,000	3.875%, 08/15/29	60,188
	Venture Global LNG, Inc.*
525,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	547,433
330,000	8.375%, 06/01/31	347,483
200,000	8.125%, 06/01/28	209,224
137,000	7.000%, 01/15/30	140,148
135,000	9.875%, 02/01/32	148,730
135,000	9.500%, 02/01/29	150,548
	Vital Energy, Inc.*
252,000	7.875%, 04/15/32^	248,661
165,000	7.750%, 07/31/29	165,648
275,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	269,151
327,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	339,390
163,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	161,593
		12,331,893
	Financials (2.7%)
420,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	436,439
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	256,437
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
260,000	7.375%, 10/01/32	265,886
260,000	6.500%, 10/01/31	260,442
	Ally Financial, Inc.‡
367,000	4.700%, 05/15/26
	5 year CMT + 3.87%	352,599
125,000	4.700%, 05/15/28
	7 year CMT + 3.48%	113,716
268,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	255,476
270,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	273,278
260,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	266,167
260,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	268,143
275,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	288,197
130,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	138,990
463,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	453,782
275,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	264,572
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	201,188
255,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	252,771
	Credit Acceptance Corp.
255,000	6.625%, 03/15/26	255,433
180,000	9.250%, 12/15/28*	192,028
265,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	285,824
	GGAM Finance, Ltd.*
300,000	8.000%, 02/15/27	310,008
130,000	5.875%, 03/15/30	129,210
398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	370,188
145,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	151,133
	HUB International, Ltd.*
398,000	5.625%, 12/01/29^	390,633
195,000	7.375%, 01/31/32	200,731
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	174,696
550,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	541,084
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
325,000	5.000%, 08/15/28	308,285
255,000	6.625%, 10/15/31	256,711
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
280,000	4.750%, 06/15/29	266,468
269,000	5.250%, 10/01/25	268,828
162,000	7.000%, 07/15/31	166,881

See accompanying Notes to Schedule of Investments

4

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
220,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	$211,774
	Level 3 Financing, Inc.*
205,860	10.000%, 10/15/32	205,706
140,000	3.875%, 10/15/30	110,376
200,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	189,888
265,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	279,639
390,000	MetLife, Inc.^
	6.400%, 12/15/66	398,120
170,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	159,086
130,000	Newmark Group, Inc.
	7.500%, 01/12/29	136,865
	OneMain Finance Corp.
180,000	3.875%, 09/15/28	168,302
130,000	7.500%, 05/15/31	135,308
255,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	261,184
260,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	271,765
265,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	267,358
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
251,000	3.875%, 03/01/31	222,007
125,000	3.625%, 03/01/29	114,394
130,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	124,783
190,000	Service Properties Trust
	8.375%, 06/15/29	190,085
	Starwood Property Trust, Inc.*
260,000	6.000%, 04/15/30	256,456
130,000	6.500%, 07/01/30	131,336
325,000	StoneX Group, Inc.*
	7.875%, 03/01/31	342,514
	United Wholesale Mortgage, LLC*
310,000	5.500%, 04/15/29	300,750
130,000	5.750%, 06/15/27	129,325
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
167,000	10.500%, 02/15/28	178,647
135,000	6.500%, 02/15/29	123,263
130,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	134,969
300,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	268,269
260,000	XHR, LP*
	6.625%, 05/15/30	263,006
		14,191,399
	Health Care (1.0%)
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30	350,272
197,000	10.875%, 01/15/32	203,117
146,000	6.875%, 04/15/29^	101,360
33,000	5.250%, 05/15/30	28,150
	DaVita, Inc.*
313,000	3.750%, 02/15/31	275,750
291,000	4.625%, 06/01/30	270,793
255,000	6.875%, 09/01/32	258,866
	Embecta Corp.*
195,000	5.000%, 02/15/30	181,574
67,000	6.750%, 02/15/30	64,386
	Encompass Health Corp.
130,000	4.750%, 02/01/30	125,186
130,000	4.500%, 02/01/28	126,987
257,000	HCA, Inc.
	7.500%, 11/06/33	284,836
200,000	Jazz Securities DAC*^
	4.375%, 01/15/29	190,720
	Medline Borrower, LP*
336,000	5.250%, 10/01/29	325,715
335,000	3.875%, 04/01/29	313,124
33,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	33,575
	Organon & Company / Organon Foreign Debt Co-Issuer, BV*
490,000	5.125%, 04/30/31^	443,675
200,000	4.125%, 04/30/28	189,874
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	626,119
375,000	6.875%, 11/15/31	387,551
	Teva Pharmaceutical Finance Netherlands III, BV
335,000	5.125%, 05/09/29^	329,070
200,000	4.750%, 05/09/27	196,886
130,000	3.150%, 10/01/26	126,075
		5,433,661
	Industrials (2.1%)
260,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	265,933
300,000	ACCO Brands Corp.*
	4.250%, 03/15/29	277,806
265,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	253,332
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
440,000	4.625%, 01/15/27	432,700
195,000	5.875%, 02/15/28	194,922
	Arcosa, Inc.*
146,000	4.375%, 04/15/29	138,079
130,000	6.875%, 08/15/32	133,393
725,375	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK Rate	42,521
206,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	201,855
	Bombardier, Inc.*
130,000	8.750%, 11/15/30	140,053
95,000	7.000%, 06/01/32^	97,043
81,000	7.250%, 07/01/31^	83,666
54,000	7.875%, 04/15/27	54,237
261,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	246,024

See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
273,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	$267,485
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	67,585
	Deluxe Corp.*
350,000	8.000%, 06/01/29	343,231
65,000	8.125%, 09/15/29	66,966
260,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	265,333
252,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	255,329
	EnerSys*
145,000	4.375%, 12/15/27^	140,186
135,000	6.625%, 01/15/32	136,897
	EquipmentShare.com, Inc.*
97,000	8.000%, 03/15/33	100,989
95,000	8.625%, 05/15/32	101,410
161,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	160,335
	Graphic Packaging International, LLC*
175,000	4.750%, 07/15/27	172,023
125,000	3.500%, 03/01/29	115,507
290,000	Great Lakes Dredge & Dock Corp.*^
	5.250%, 06/01/29	269,857
623,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	622,321
	Herc Holdings, Inc.*
350,000	5.500%, 07/15/27	349,146
130,000	6.625%, 06/15/29	132,991
	JELD-WEN, Inc.*
195,000	7.000%, 09/01/32^	186,024
135,000	4.875%, 12/15/27	130,405
445,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	428,673
265,000	Knife River Holding Company*
	7.750%, 05/01/31	276,851
260,000	Masterbrand, Inc.*
	7.000%, 07/15/32	266,045
170,000	Moog, Inc.*
	4.250%, 12/15/27	163,392
272,000	Novelis Corp.*
	4.750%, 01/30/30	256,061
180,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	180,637
130,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	130,632
	Sealed Air Corp.*
65,000	6.500%, 07/15/32^	66,158
65,000	5.000%, 04/15/29	63,008
	Sealed Air Corp./Sealed Air Corp. U.S.*
206,000	6.125%, 02/01/28	208,062
65,000	7.250%, 02/15/31	67,679
247,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	218,370
60,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	60,632
270,000	Standard Industries, Inc.*
	5.000%, 02/15/27	266,649
	TransDigm, Inc.*
285,000	6.875%, 12/15/30	292,225
200,000	6.750%, 08/15/28	203,722
100,000	7.125%, 12/01/31	103,438
65,000	6.625%, 03/01/32	66,238
79,223	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	74,685
265,000	Vertiv Group Corp.*
	4.125%, 11/15/28	252,113
274,000	Wabash National Corp.*
	4.500%, 10/15/28	253,371
260,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	262,972
	Williams Scotsman, Inc.*
157,000	4.625%, 08/15/28	154,369
130,000	7.375%, 10/01/31	136,010
100,000	6.625%, 06/15/29	102,563
		11,000,139
	Information Technology (0.6%)
153,000	Coherent Corp.*
	5.000%, 12/15/29	147,458
116,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	117,619
130,000	Dun & Bradstreet Corp.*^
	5.000%, 12/15/29	126,603
138,000	Fair Isaac Corp.*
	4.000%, 06/15/28	131,591
300,000	KBR, Inc.*^
	4.750%, 09/30/28	285,159
130,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	132,094
132,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	140,167
198,000	ON Semiconductor Corp.*^
	3.875%, 09/01/28	187,007
	Open Text Corp.*
204,000	3.875%, 02/15/28	194,047
135,000	6.900%, 12/01/27	139,718
98,000	3.875%, 12/01/29	90,033
98,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	87,870
230,000	Playtika Holding Corp.*
	4.250%, 03/15/29	212,633
370,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	347,411
	Twilio, Inc.
185,000	3.625%, 03/15/29	172,100
66,000	3.875%, 03/15/31	59,972
97,000	UKG, Inc.*
	6.875%, 02/01/31	99,079
390,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	355,099
130,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	133,136
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	276,444
		3,435,240
	Materials (0.7%)
140,000	ArcelorMittal, SA
	7.000%, 10/15/39	149,995

See accompanying Notes to Schedule of Investments

6

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
147,000	ATI, Inc.
	5.875%, 12/01/27	$146,574
260,000	Avient Corp.*
	6.250%, 11/01/31	259,345
	Chemours Company*
220,000	8.000%, 01/15/33	218,295
130,000	4.625%, 11/15/29^	115,435
420,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	398,790
200,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	199,870
	Commercial Metals Company
130,000	4.125%, 01/15/30	120,789
65,000	4.375%, 03/15/32	59,246
250,000	Constellium, SE*^
	6.375%, 08/15/32	246,710
215,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	215,697
235,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	226,657
	Mercer International, Inc.
279,000	5.125%, 02/01/29	247,718
133,000	12.875%, 10/01/28*	143,790
250,000	OCI, NV*
	6.700%, 03/16/33	258,980
305,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	293,697
260,000	Terex Corp*
	6.250%, 10/15/32	257,551
111,350	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	85,206
		3,644,345
	Other (0.2%)
	EchoStar Corp.
391,318	6.750%, 11/30/30	361,711
276,000	10.750%, 11/30/29	297,622
140,000	Gen Digital, Inc.*
	6.750%, 09/30/27	142,496
		801,829
	Real Estate (0.1%)
210,000	EPR Propertiesµ
	3.750%, 08/15/29	194,796
195,000	Forestar Group, Inc.*
	5.000%, 03/01/28	188,971
301,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	287,145
		670,912
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
260,000	6.750%, 01/15/30	245,284
131,000	4.625%, 01/15/29	123,326
		368,610
	Utilities (0.2%)
95,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	96,770
130,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 year CMT + 2.21%	131,869
265,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 year CMT + 2.59%	267,067
95,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	97,271
135,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	135,791
95,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	97,195
97,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	97,009
	Vistra Corp.*‡
125,000	7.000%, 12/15/26
	5 year CMT + 5.74%	125,421
65,000	8.000%, 10/15/26
	5 year CMT + 6.93%	66,542
		1,114,935
	Total Corporate Bonds
	(Cost $85,358,555)	83,026,890

Convertible Bonds (118.5%)
	Communication Services (11.7%)
3,250,000	AST SpaceMobile, Inc.*
	4.250%, 03/01/32	3,536,228
5,250,000	Liberty Media Corp.*
	2.375%, 09/30/53	7,742,700
7,750,000	Liberty Media Corp.-Liberty Formula Oneµ
	2.250%, 08/15/27	9,757,792
7,500,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	7,815,075
4,500,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	3,937,410
14,000,000	Snap, Inc.*µ
	0.500%, 05/01/30	12,288,080
14,508,000	Uber Technologies, Inc.µ
	0.875%, 12/01/28	16,878,607
		61,955,892
	Consumer Discretionary (21.9%)
13,500,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	15,802,155
4,000,000	Booking Holdings, Inc.µ^
	0.750%, 05/01/25	10,088,680
1,875,000	Carnival Corp.
	5.750%, 12/01/27	4,123,931
9,750,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	8,424,682
11,250,000	Etsy, Inc.µ
	0.125%, 09/01/27	9,805,500
4,500,000	Ford Motor Companyµ
	0.000%, 03/15/26	4,387,500
6,750,000	JD.com, Inc.*^
	0.250%, 06/01/29	7,742,858
2,125,000	Lucid Group, Inc.*µ
	1.250%, 12/15/26	1,725,415

See accompanying Notes to Schedule of Investments

7

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
9,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	$8,457,390
8,500,000	Meritage Homes Corp.*
	1.750%, 05/15/28	8,533,235
10,000,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	9,983,000
1,750,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	9,362,500
5,000,000	Shake Shack, Inc.
	0.000%, 03/01/28	4,976,900
7,000,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	8,840,440
3,000,000	Wayfair, Inc.
	3.500%, 11/15/28	3,970,260
		116,224,446
	Consumer Staples (2.0%)
6,500,000	Enovis Corp.µ
	3.875%, 10/15/28	7,178,860
1,500,000	Freshpet, Inc.
	3.000%, 04/01/28	3,569,745
		10,748,605
	Energy (2.0%)
3,500,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	2,994,040
4,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	3,077,325
3,750,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,326,525
9,600,000	SunEdison, Inc.*@!!
	0.000%, 01/15/49	105,600
		10,503,490
	Financials (3.9%)
3,750,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	3,689,738
5,375,000	Coinbase Global, Inc.*
	0.250%, 04/01/30	6,302,564
7,250,000	Global Payments, Inc.*µ^
	1.500%, 03/01/31	7,104,275
3,750,000	Upstart Holdings, Inc.*
	1.000%, 11/15/30	3,741,862
		20,838,439
	Health Care (14.7%)
4,000,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	4,608,680
8,250,000	CONMED Corp.µ
	2.250%, 06/15/27	7,796,002
7,000,000	Dexcom, Inc.µ
	0.375%, 05/15/28	6,471,710
5,000,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	5,145,400
3,750,000	Haemonetics Corp.*µ
	2.500%, 06/01/29	3,616,238
6,750,000	Halozyme Therapeutics, Inc.µ
	0.250%, 03/01/27	6,788,947
1,250,000	Insmed, Inc.
	0.750%, 06/01/28	2,987,588
3,750,000	Insulet Corp.
	0.375%, 09/01/26	4,971,000
5,500,000	Integer Holdings Corp.
	2.125%, 02/15/28	9,357,535
3,750,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	3,631,200
	Jazz Investments I, Ltd.
4,750,000	2.000%, 06/15/26	4,858,727
3,250,000	3.125%, 09/15/30*^	3,533,823
2,439,000	Lantheus Holdings, Inc.^
	2.625%, 12/15/27	3,323,845
9,000,000	NeoGenomics, Inc.
	0.250%, 01/15/28	7,549,830
3,250,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	3,489,525
		78,130,050
	Industrials (3.4%)
3,750,000	Axon Enterprise, Inc.µ
	0.500%, 12/15/27	10,726,950
2,250,000	Bloom Energy Corp.
	3.000%, 06/01/28	3,313,485
3,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	3,942,680
		17,983,115
	Information Technology (49.6%)
3,625,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	3,986,195
	Akamai Technologies, Inc.
7,250,000	1.125%, 02/15/29	7,263,557
3,750,000	0.375%, 09/01/27	3,876,600
2,125,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,142,468
7,500,000	BILL Holdings, Inc.*
	0.000%, 04/01/30	8,035,500
	Core Scientific, Inc.*
7,500,000	0.000%, 06/15/31µ	7,160,775
2,125,000	3.000%, 09/01/29	2,957,299
15,000,000	Datadog, Inc.*µ
	0.000%, 12/01/29	14,787,600
7,250,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	7,871,252
6,750,000	Itron, Inc.*^
	1.375%, 07/15/30	7,052,063
6,500,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	9,211,735
7,000,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	7,091,630
	MicroStrategy, Inc.*
12,750,000	0.000%, 12/01/29	11,177,032
6,000,000	2.250%, 06/15/32	11,017,260
13,750,000	MKS Instruments, Inc.*µ
	1.250%, 06/01/30	14,003,825
	NCL Corp., Ltd.
5,250,000	1.125%, 02/15/27^	5,719,140
2,750,000	5.375%, 08/01/25	4,267,203
	Nutanix, Inc.
3,750,000	0.500%, 12/15/29*	3,907,125
2,750,000	0.250%, 10/01/27	3,614,628
15,000,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	13,515,600
2,750,000	Palo Alto Networks, Inc.µ
	0.375%, 06/01/25	10,204,645
	PAR Technology Corp.
2,250,000	1.500%, 10/15/27	2,626,425
1,800,000	1.000%, 01/15/30*	1,830,258
3,750,000	Parsons Corp.*
	2.625%, 03/01/29	4,056,075

See accompanying Notes to Schedule of Investments

8

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,250,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	$3,900,585
6,500,000	Rapid7, Inc.^
	1.250%, 03/15/29	6,056,180
2,125,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,207,705
5,000,000	Seagate HDD Cayman
	3.500%, 06/01/28	6,467,250
12,750,000	Shift4 Payments, Inc.µ
	0.500%, 08/01/27	14,985,457
12,000,000	Snowflake, Inc.*µ
	0.000%, 10/01/29	15,942,720
6,750,000	Spotify USA, Inc.
	0.000%, 03/15/26	8,015,625
5,750,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	7,225,853
3,750,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	3,584,850
3,500,000	Vertex, Inc.*
	0.750%, 05/01/29	5,904,395
5,500,000	Western Digital Corp.
	3.000%, 11/15/28	7,732,010
	Wolfspeed, Inc.
7,750,000	1.875%, 12/01/29	3,041,875
4,469,000	0.250%, 02/15/28	2,060,879
3,250,000	Workiva, Inc.
	1.250%, 08/15/28	3,281,785
3,750,000	Zscaler, Inc.
	0.125%, 07/01/25	5,132,100
		262,915,159
	Other (0.0%)
135,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate	90,688

	Real Estate (2.3%)
7,250,000	Digital Realty Trust, LP*^
	1.875%, 11/15/29	7,363,680
5,250,000	Pebblebrook Hotel Trustµ
	1.750%, 12/15/26	4,904,498
		12,268,178
	Utilities (7.0%)
3,750,000	CMS Energy Corp.
	3.375%, 05/01/28	3,878,063
6,500,000	Duke Energy Corp.
	4.125%, 04/15/26	6,747,650
13,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	14,075,607
11,750,000	Southern Companyµ
	3.875%, 12/15/25	12,405,532
		37,106,852
	Total Convertible Bonds
	(Cost $615,380,436)	628,764,914

Bank Loans (3.0%) ¡
	Airlines (0.1%)
173,688	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	175,017
146,250	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	149,990
149,922	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	150,632
		475,639
	Communication Services (0.4%)
110,883	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	101,251
12,316	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	12,424
129,335	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	129,889
125,611	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	126,305
496,084	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. USD LIBOR + 2.50%	463,141
205,098	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	205,799
105,000	Directv Financing, LLC!
	0.000%, 08/02/29	104,460
194,025	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	184,154
65,000	Gray Television, Inc.!
	0.000%, 06/04/29	61,693
280,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	165,935
259,350	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	260,971
265,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	261,356
		2,077,378
	Consumer Discretionary (0.6%)
74,056	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	74,287
68,641	American Axle & Manufacturing, Inc.‡
	7.321%, 12/12/29
	1 mo. SOFR + 3.00%	68,856
63,704	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	63,903
325,968	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	327,462
235,963	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	237,240
141,600	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	142,574

See accompanying Notes to Schedule of Investments

9

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	$137,396
60,000	Clarios Global, LP!
	0.000%, 01/14/32	60,200
258,045	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	258,599
73,677	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	74,506
260,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	261,625
254,821	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	256,229
114,425	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	117,286
545,285	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	547,330
194,513	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	187,765
258,050	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	258,874
168,968	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	169,813
262,196	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	264,790
		3,508,735
	Consumer Staples (0.4%)
874,111	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	900,697
194,513	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	194,979
268,652	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	269,814
332,787	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	329,020
168,725	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	171,572
125,000	Veritiv Corp.!
	0.000%, 11/30/30	125,346
		1,991,428
	Energy (0.1%)
249,257	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	250,115
123,750	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	123,421
384,019	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	384,140
		757,676
	Financials (0.5%)
362,543	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	364,793
202,449	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	202,491
507	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	508
347,375	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	348,052
202,954	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	203,182
148,877	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	149,790
325,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	326,945
257,599	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	258,851
193,050	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	193,436
183,457	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	184,183
265,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	268,975
260,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	261,495
		2,762,701
	Health Care (0.1%)
282,353	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	268,707

	Industrials (0.2%)
262,282	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	202,875
99,750	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	100,222
258,700	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	261,167
122,833	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	123,412

See accompanying Notes to Schedule of Investments

10

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
521,703	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	$524,246
		1,211,922
	Information Technology (0.3%)
367,711	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	369,726
190,615	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	191,139
264,828	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	265,636
215,263	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	216,575
229,860	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	230,768
129,350	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	130,265
		1,404,109
	Materials (0.2%)
411,905	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	412,422
313,555	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	315,347
191,828	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	117,724
250,183	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	252,560
		1,098,053
	Special Purpose Acquisition Companies (0.1%)
113,867	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	114,293
63,213	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	63,611
254,150	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	228,054
		405,958
	Total Bank Loans
	(Cost $15,950,874)	15,962,306

NUMBER OF
SHARES		VALUE
Convertible Preferred Stocks (14.5%)
	Energy (0.0%)
7	Gulfport Energy Corp.#
	10.000%, 03/03/25
	15.000% PIK rate	$91,000

	Financials (4.5%)
72,795	Apollo Global Management, Inc.
	6.750%, 07/31/26	6,484,579
142,880	Ares Management Corp.
	6.750%, 10/01/27	8,671,387
7,055	Bank of America Corp.‡‡
	7.250%, 12/31/49	8,635,320
		23,791,286
	Industrials (5.7%)
430,725	Boeing Company
	6.000%, 10/15/27	26,170,851
52,595	Chart Industries, Inc.
	6.750%, 12/15/25	4,089,261
		30,260,112
	Information Technology (1.5%)
129,690	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	7,927,950

	Materials (0.9%)
114,980	Albemarle Corp.
	7.250%, 03/01/27	4,658,990

	Utilities (1.9%)
	NextEra Energy, Inc.
156,300	6.926%, 09/01/25^	6,483,324
73,485	7.299%, 06/01/27	3,583,128
		10,066,452
	Total Convertible Preferred Stocks
	(Cost $72,746,350)	76,795,790

Common Stocks (0.1%)
	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A#	15,792
4,890	Audacy, Inc.#	92,910
1,888	Cumulus Media, Inc. - Class A#	1,681
		110,383
	Energy (0.1%)
1,100	Cheniere Energy Partners, LP	67,496
15,585	Energy Transfer, LP	319,181
7,135	Enterprise Products Partners, LP	232,958
1,881	EP Energy Corp.#	3,056
8	Gulfport Energy Corp.µ#	1,428
		624,119
	Other (0.0%)
408	Rite Aid Equity Equity#	14,280
	Total Common Stocks
	(Cost $715,092)	748,782

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Preferred Stocks (0.0%)
	Communication Services (0.0%)
6,920	Qwest Corp.
	6.500%, 09/01/56	$119,370
2,091	Telephone and Data Systems, Inc.
	6.625%, 03/31/26	46,692
	United States Cellular Corp.
1,789	5.500%, 03/01/70	39,626
204	5.500%, 06/01/70	4,539
		210,227
	Consumer Discretionary (0.0%)
1,722	Guitar Center, Inc.#	25,830
	Total Preferred Stocks
	(Cost $384,362)	236,057

Warrants (0.0%) #
	Communication Services (0.0%)
850	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
142	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
13,522	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	1
12,170	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	1
		2
	Total Warrants
	(Cost $5,194)	2

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.3%) #
	Industrials (0.1%)
2,750	American Airlines Group, Inc.
4,653,000	Call, 06/20/25, Strike $17.00	$555,500

	Information Technology (0.2%)
115	CyberArk Software, Ltd.
4,266,270	Call, 05/16/25, Strike $310.00	837,200
	Total Purchased Options
	(Cost $1,054,996)	1,392,700

TOTAL INVESTMENTS (152.1%)
(Cost $791,798,537)		807,132,483

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-17.3%)		(91,750,000)

LIABILITIES, LESS OTHER ASSETS (-34.8%)		(184,771,193)

NET ASSETS (100.0%)		$530,611,290

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $281,985,264.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$205,042	$—	$205,042
Corporate Bonds	—	83,026,890	—	83,026,890
Convertible Bonds	—	628,764,914	—	628,764,914
Bank Loans	—	15,962,306	—	15,962,306
Convertible Preferred Stocks	76,704,790	91,000	—	76,795,790
Common Stocks	638,536	110,246	—	748,782
Preferred Stocks	210,227	25,830	—	236,057
Warrants	—	2	—	2
Purchased Options	1,392,700	—	—	1,392,700
Total	$78,946,253	$728,186,230	$—	$807,132,483

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $160,257)	$162,126

Corporate Bonds (13.6%)
	Airlines (0.2%)
178,476	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	176,998
60,378	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	60,992
199,175	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	185,926
70,417	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	70,442
184,787	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	172,301
143,331	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	145,653
		812,312
	Communication Services (1.2%)
200,000	Altice Financing, SA*
	5.750%, 08/15/29	156,346
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	61,242
250,000	Altice France, SA*^
	5.500%, 10/15/29	199,933
195,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	188,830
	Clear Channel Outdoor Holdings, Inc.*
105,000	7.875%, 04/01/30	108,719
95,000	9.000%, 09/15/28	100,079
200,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	179,526
304,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	297,501
	CSC Holdings, LLC*
400,000	4.625%, 12/01/30	219,876
200,000	5.750%, 01/15/30	117,170
200,000	4.500%, 11/15/31	150,682
202,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	200,107
325,000	Frontier California, Inc.
	6.750%, 05/15/27	330,408
54,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	57,131
352,000	Frontier Florida, LLC
	6.860%, 02/01/28	361,515
330,000	Frontier North, Inc.
	6.730%, 02/15/28	337,145
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
195,000	3.500%, 03/01/29	180,492
69,000	5.250%, 12/01/27	68,441
110,000	Gray Media, Inc.*
	5.375%, 11/15/31	65,659
215,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	192,947
	iHeartCommunications, Inc.*
108,000	10.875%, 05/01/30	75,753
71,200	7.750%, 08/15/30	58,341
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	183,298
	Lumen Technologies, Inc.
160,000	7.600%, 09/15/39	129,118
152,500	10.000%, 10/15/32*	152,242
109,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	93,827
205,000	Paramount Global
	4.900%, 08/15/44	158,250
73,000	Qwest Corp.
	7.250%, 09/15/25	72,976
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29	81,174
56,000	5.375%, 01/15/31	30,026
95,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	79,735
	Sirius XM Radio, LLC*
264,000	3.875%, 09/01/31^	227,594
120,000	5.500%, 07/01/29	116,987
110,000	3.125%, 09/01/26	106,523
202,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	134,181
245,000	Stagwell Global, LLC*
	5.625%, 08/15/29	236,636
114,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	66,828
	Time Warner Cable, LLC
160,000	6.550%, 05/01/37	157,070
85,000	7.300%, 07/01/38	88,409
75,000	United States Cellular Corp.
	6.700%, 12/15/33	80,292
	Univision Communications, Inc.*
160,000	8.000%, 08/15/28	163,662
105,000	8.500%, 07/31/31	105,420
		6,172,091
	Consumer Discretionary (2.8%)
310,000	Adams Homes, Inc.*
	9.250%, 10/15/28	323,851
280,000	Adient Global Holdings, Ltd.*^
	8.250%, 04/15/31	290,654
105,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	106,449
275,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	274,794

See accompanying Notes to Schedule of Investments

1

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
190,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	$175,944
267,000	At Home Group, Inc.*
	4.875%, 07/15/28	111,077
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	298,672
165,000	6.875%, 11/01/35	170,445
136,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	128,387
	Carnival Corp.*
108,000	7.625%, 03/01/26	108,231
105,000	4.000%, 08/01/28	100,267
13,000	7.000%, 08/15/29	13,639
	Carvana Company*
50,082	9.000%, 06/01/31	60,239
41,738	9.000%, 06/01/30	46,345
24,018	9.000%, 12/01/28	25,892
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
460,000	4.750%, 03/01/30	426,397
425,000	5.125%, 05/01/27	417,775
250,000	6.375%, 09/01/29^	250,195
215,000	4.250%, 02/01/31	190,991
125,000	5.000%, 02/01/28	121,832
125,000	4.500%, 08/15/30^	113,518
108,000	4.750%, 02/01/32^	96,185
137,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	132,169
	Churchill Downs, Inc.*
108,000	5.750%, 04/01/30	106,849
105,000	6.750%, 05/01/31	107,000
	Dana, Inc.
175,000	4.250%, 09/01/30	166,313
164,000	4.500%, 02/15/32^	154,468
	DISH DBS Corp.
102,000	5.125%, 06/01/29	67,202
80,000	7.375%, 07/01/28	57,577
220,000	DISH Network Corp.*
	11.750%, 11/15/27	232,450
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	192,238
238,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	239,085
220,000	Ford Motor Company
	6.100%, 08/19/32	219,369
	Ford Motor Credit Company, LLC
350,000	4.000%, 11/13/30	317,068
300,000	5.113%, 05/03/29	293,073
275,000	7.200%, 06/10/30	290,125
200,000	7.350%, 11/04/27	209,276
82,000	Gap, Inc.*
	3.875%, 10/01/31	72,017
110,000	General Motors Company
	5.200%, 04/01/45	94,794
	goeasy, Ltd.*
365,000	9.250%, 12/01/28	390,116
188,000	7.625%, 07/01/29	194,580
	Goodyear Tire & Rubber Company^
315,000	5.625%, 04/30/33	284,127
110,000	5.250%, 07/15/31	100,876
	Group 1 Automotive, Inc.*
125,000	6.375%, 01/15/30	127,345
93,000	4.000%, 08/15/28	88,332
145,000	International Game Technology, PLC*
	6.250%, 01/15/27	147,039
47,410	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	47,953
230,000	Kohl's Corp.
	5.550%, 07/17/45	144,872
210,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	220,874
220,000	Liberty Interactive, LLC
	8.250%, 02/01/30	108,552
	Life Time, Inc.*
210,000	6.000%, 11/15/31	210,080
204,000	8.000%, 04/15/26	204,000
105,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	109,449
80,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	84,098
139,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	139,737
140,000	M/I Homes, Inc.
	3.950%, 02/15/30	128,488
	Macy's Retail Holdings, LLC
261,000	6.700%, 07/15/34*	221,425
160,000	4.300%, 02/15/43	110,970
410,000	MGM Resorts International
	6.500%, 04/15/32	410,947
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	273,227
	Newell Brands, Inc.
215,000	6.875%, 04/01/36^	220,194
105,000	6.625%, 05/15/32	106,437
79,000	5.700%, 04/01/26	79,327
110,000	Nordstrom, Inc.
	5.000%, 01/15/44	83,399
	Patrick Industries, Inc.*
192,000	4.750%, 05/01/29	183,160
105,000	6.375%, 11/01/32	103,701
250,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	227,952
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	226,603
110,000	QVC, Inc.
	5.450%, 08/15/34	67,625
105,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	112,499
17,461	Rite Aid Cmsr Note
	12.000%, 12/31/25	20,080
	Rite Aid Corp.*@
379,000	0.000%, 11/15/26!!	—
68,927	0.000%, 10/18/25	—
	Rite Aid Corp.
123,512	15.000%, 08/30/31	44,064
24,204	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	21,784
23,472	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
210,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	209,582

See accompanying Notes to Schedule of Investments

2

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Royal Caribbean Cruises, Ltd.*
26,000	6.250%, 03/15/32	$26,468
26,000	5.625%, 09/30/31	25,838
210,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	195,957
320,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	329,805
136,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	128,270
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	127,227
220,000	Station Casinos, LLC*
	4.500%, 02/15/28	210,973
210,000	STL Holding Company, LLC*
	8.750%, 02/15/29	223,980
128,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	128,340
55,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	59,654
210,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	210,340
		13,923,198
	Consumer Staples (0.7%)
260,000	APi Group DE, Inc.*
	4.750%, 10/15/29	246,940
310,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	315,493
	Brink's Company*
105,000	6.750%, 06/15/32	107,471
100,000	6.500%, 06/15/29	102,089
251,000	Central Garden & Pet Company*
	4.125%, 04/30/31	225,491
245,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	229,599
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	287,389
54,000	6.500%, 12/31/27	54,794
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
100,000	5.500%, 01/15/30µ	100,212
59,000	5.750%, 04/01/33	59,174
105,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	109,285
	MPH Acquisition Holdings, LLC*
189,185	6.750%, 03/31/31	104,289
81,373	5.750%, 12/31/30	65,200
64,737	11.500%, 12/31/30	55,754
174,000	New Albertsons, LP
	7.750%, 06/15/26	179,206
	Performance Food Group, Inc.*
217,000	4.250%, 08/01/29	204,245
52,000	6.125%, 09/15/32	52,171
165,000	Pilgrim's Pride Corp.^
	4.250%, 04/15/31	153,328
	Post Holdings, Inc.*
210,000	6.250%, 02/15/32	210,573
157,000	6.375%, 03/01/33	154,783
209,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	186,131
160,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	164,882
195,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	193,641
		3,562,140
	Energy (2.0%)
210,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	211,909
	Buckeye Partners, LP
157,000	6.750%, 02/01/30*	159,859
135,000	5.850%, 11/15/43	118,583
79,000	6.875%, 07/01/29*	80,989
365,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	385,469
160,000	Continental Resources, Inc.
	4.900%, 06/01/44	130,098
169,000	DT Midstream, Inc.*
	4.125%, 06/15/29	159,943
	Enbridge, Inc.‡
153,000	7.375%, 03/15/55
	5 year CMT + 3.12%	158,560
100,000	7.200%, 06/27/54
	5 year CMT + 2.97%	102,545
262,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	278,776
	Energy Transfer, LP‡
195,000	7.570%, 11/01/66^
	3 mo. SOFR + 3.28%	194,442
162,000	6.500%, 11/15/26
	5 year CMT + 5.69%	162,087
105,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	107,557
224,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	223,552
132,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	139,057
	EQM Midstream Partners, LP*
355,000	7.500%, 06/01/27	364,138
110,000	6.375%, 04/01/29	112,043
	Genesis Energy, LP / Genesis Energy Finance Corp.
138,000	8.875%, 04/15/30	143,174
105,000	8.000%, 05/15/33	105,076
300,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	305,847
210,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	218,480
105,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	108,228
210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	211,163
268,000	Matador Resources Company*
	6.500%, 04/15/32	269,018
210,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	209,433
80,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	83,226

See accompanying Notes to Schedule of Investments

3

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
160,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	$154,742
106,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	103,426
223,000	Oceaneering International, Inc.
	6.000%, 02/01/28	221,073
	Parkland Corp.*
315,000	6.625%, 08/15/32	315,973
108,000	5.875%, 07/15/27	107,756
112,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	109,860
	Permian Resources Operating, LLC*
202,000	7.000%, 01/15/32	207,710
52,000	6.250%, 02/01/33	52,177
270,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	270,273
215,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	221,370
289,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	304,880
305,000	TGNR Intermediate Holdings, LLC*
	5.500%, 10/15/29	289,948
	Transocean, Inc.*
263,500	8.750%, 02/15/30	274,994
210,000	8.250%, 05/15/29	211,086
	Venture Global Calcasieu Pass, LLC*
130,000	6.250%, 01/15/30	132,479
55,000	4.125%, 08/15/31	49,751
55,000	3.875%, 08/15/29	50,928
	Venture Global LNG, Inc.*
425,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	443,160
265,000	8.375%, 06/01/31	279,040
155,000	8.125%, 06/01/28	162,149
110,000	7.000%, 01/15/30	112,528
105,000	9.875%, 02/01/32	115,678
105,000	9.500%, 02/01/29	117,093
	Vital Energy, Inc.*
205,000	7.875%, 04/15/32	202,284
100,000	7.750%, 07/31/29^	100,393
190,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	185,959
262,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	271,927
131,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	129,869
		9,941,758
	Financials (2.3%)
340,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	353,308
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	205,150
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
210,000	7.375%, 10/01/32^	214,754
210,000	6.500%, 10/01/31	210,357
	Ally Financial, Inc.^‡
300,000	4.700%, 05/15/26
	5 year CMT + 3.87%	288,228
100,000	4.700%, 05/15/28
	7 year CMT + 3.48%	90,973
219,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	208,766
220,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	222,671
210,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	214,981
210,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	216,577
225,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	235,798
105,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	112,261
384,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	376,355
223,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	214,544
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	201,188
210,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	208,165
	Credit Acceptance Corp.
205,000	6.625%, 03/15/26	205,348
140,000	9.250%, 12/15/28*	149,355
210,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	226,502
	GGAM Finance, Ltd.*
235,000	8.000%, 02/15/27	242,840
105,000	5.875%, 03/15/30	104,362
323,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	300,429
120,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	125,076
	HUB International, Ltd.*
324,000	5.625%, 12/01/29	318,003
160,000	7.375%, 01/31/32	164,702
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	141,832
435,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	427,949
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
265,000	5.000%, 08/15/28	251,371
210,000	6.625%, 10/15/31	211,409
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
224,000	4.750%, 06/15/29	213,174
199,000	5.250%, 10/01/25	198,873
131,000	7.000%, 07/15/31	134,947

See accompanying Notes to Schedule of Investments

4

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
180,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	$173,270
	Level 3 Financing, Inc.*
159,340	10.000%, 10/15/32	159,220
100,000	3.875%, 10/15/30	78,840
162,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	153,809
210,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	221,600
321,000	MetLife, Inc.
	6.400%, 12/15/66	327,683
150,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	140,370
105,000	Newmark Group, Inc.
	7.500%, 01/12/29	110,545
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	140,252
100,000	7.500%, 05/15/31	104,083
200,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	204,850
210,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	219,502
215,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	216,913
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
206,000	3.875%, 03/01/31	182,205
100,000	3.625%, 03/01/29	91,515
105,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	100,786
160,000	Service Properties Trust
	8.375%, 06/15/29	160,072
	Starwood Property Trust, Inc.*
210,000	6.000%, 04/15/30	207,138
105,000	6.500%, 07/01/30	106,079
265,000	StoneX Group, Inc.*
	7.875%, 03/01/31	279,281
	United Wholesale Mortgage, LLC*
258,000	5.500%, 04/15/29	250,301
105,000	5.750%, 06/15/27	104,455
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
130,000	10.500%, 02/15/28	139,066
110,000	6.500%, 02/15/29	100,437
105,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	109,013
250,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	223,557
210,000	XHR, LP*^
	6.625%, 05/15/30	212,428
		11,507,518
	Health Care (0.9%)
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	285,869
158,000	10.875%, 01/15/32	162,906
127,000	6.875%, 04/15/29	88,170
27,000	5.250%, 05/15/30	23,031
	DaVita, Inc.*
258,000	3.750%, 02/15/31	227,295
233,000	4.625%, 06/01/30	216,820
205,000	6.875%, 09/01/32^	208,108
	Embecta Corp.*
162,000	5.000%, 02/15/30	150,846
52,000	6.750%, 02/15/30	49,971
	Encompass Health Corp.
110,000	4.750%, 02/01/30^	105,927
110,000	4.500%, 02/01/28	107,450
273,000	HCA, Inc.
	7.500%, 11/06/33	302,569
200,000	Jazz Securities DAC*^
	4.375%, 01/15/29	190,720
	Medline Borrower, LP*
270,000	3.875%, 04/01/29	252,369
267,000	5.250%, 10/01/29	258,827
26,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	26,453
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	362,184
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	430,770
295,000	6.875%, 11/15/31	304,874
	Teva Pharmaceutical Finance Netherlands III, BV
270,000	5.125%, 05/09/29^	265,221
200,000	4.750%, 05/09/27	196,886
100,000	3.150%, 10/01/26	96,981
		4,314,247
	Industrials (1.8%)
210,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	214,792
260,000	ACCO Brands Corp.*
	4.250%, 03/15/29	240,765
200,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	191,194
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
365,000	4.625%, 01/15/27	358,945
155,000	5.875%, 02/15/28	154,938
	Arcosa, Inc.*
127,000	4.375%, 04/15/29	120,110
105,000	6.875%, 08/15/32	107,740
492,218	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	28,854
178,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	174,419
	Bombardier, Inc.*
105,000	8.750%, 11/15/30	113,120
80,000	7.000%, 06/01/32^	81,721
68,000	7.250%, 07/01/31	70,238
42,000	7.875%, 04/15/27	42,184
226,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	213,032
215,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	210,657

See accompanying Notes to Schedule of Investments

5

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	$55,658
	Deluxe Corp.*
282,000	8.000%, 06/01/29	276,546
50,000	8.125%, 09/15/29	51,512
213,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	217,369
205,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	207,708
	EnerSys*
140,000	4.375%, 12/15/27^	135,352
110,000	6.625%, 01/15/32	111,545
	EquipmentShare.com, Inc.*
80,000	8.625%, 05/15/32	85,398
78,000	8.000%, 03/15/33	81,207
135,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	134,442
	Graphic Packaging International, LLC*
102,000	3.500%, 03/01/29^	94,254
85,000	4.750%, 07/15/27	83,554
236,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	219,607
516,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	515,438
	Herc Holdings, Inc.*
270,000	5.500%, 07/15/27	269,341
105,000	6.625%, 06/15/29	107,416
	JELD-WEN, Inc.*
157,000	7.000%, 09/01/32^	149,773
110,000	4.875%, 12/15/27	106,256
360,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	346,792
210,000	Knife River Holding Company*
	7.750%, 05/01/31	219,391
210,000	Masterbrand, Inc.*
	7.000%, 07/15/32	214,882
135,000	Moog, Inc.*
	4.250%, 12/15/27	129,753
232,000	Novelis Corp.*
	4.750%, 01/30/30	218,405
148,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	148,524
105,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	105,510
	Sealed Air Corp.*
55,000	6.500%, 07/15/32^	55,980
54,000	5.000%, 04/15/29	52,345
	Sealed Air Corp./Sealed Air Corp. U.S.*
163,000	6.125%, 02/01/28	164,632
50,000	7.250%, 02/15/31	52,061
210,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	185,659
50,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	50,527
225,000	Standard Industries, Inc.*
	5.000%, 02/15/27	222,208
	TransDigm, Inc.*
225,000	6.875%, 12/15/30	230,704
155,000	6.750%, 08/15/28	157,885
80,000	7.125%, 12/01/31	82,750
52,000	6.625%, 03/01/32	52,991
66,888	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	63,058
217,000	Vertiv Group Corp.*
	4.125%, 11/15/28	206,447
228,000	Wabash National Corp.*
	4.500%, 10/15/28	210,834
212,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	214,423
	Williams Scotsman, Inc.*
128,000	4.625%, 08/15/28	125,855
105,000	7.375%, 10/01/31	109,854
80,000	6.625%, 06/15/29	82,050
		8,928,605
	Information Technology (0.6%)
126,000	Coherent Corp.*
	5.000%, 12/15/29	121,436
79,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	80,103
108,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	105,178
93,000	Fair Isaac Corp.*
	4.000%, 06/15/28	88,681
245,000	KBR, Inc.*
	4.750%, 09/30/28	232,880
105,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	106,692
105,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	111,496
167,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	157,728
	Open Text Corp.*
139,000	3.875%, 02/15/28	132,218
110,000	6.900%, 12/01/27	113,844
81,000	3.875%, 12/01/29	74,415
81,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	72,627
193,000	Playtika Holding Corp.*
	4.250%, 03/15/29	178,427
315,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	295,769
	Twilio, Inc.
150,000	3.625%, 03/15/29	139,540
57,000	3.875%, 03/15/31	51,794
79,000	UKG, Inc.*
	6.875%, 02/01/31	80,693
295,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	268,600
105,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	107,533
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	239,585
		2,759,239
	Materials (0.6%)
130,000	ArcelorMittal, SA~
	7.000%, 10/15/39	139,281
85,000	ATI, Inc.
	5.875%, 12/01/27	84,753
210,000	Avient Corp.*
	6.250%, 11/01/31	209,471

See accompanying Notes to Schedule of Investments

6

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Chemours Company*
180,000		8.000%, 01/15/33	$178,605
110,000		4.625%, 11/15/29^	97,676
355,000		Clearwater Paper Corp.*
		4.750%, 08/15/28	337,072
160,000		Cleveland-Cliffs, Inc.*^
		7.000%, 03/15/32	159,896
		Commercial Metals Company
108,000		4.125%, 01/15/30	100,348
54,000		4.375%, 03/15/32	49,220
250,000		Constellium, SE*^
		6.375%, 08/15/32	246,710
215,000		JW Aluminum Continuous Cast Company*
		10.250%, 06/01/26	215,697
190,000		Kaiser Aluminum Corp.*
		4.625%, 03/01/28	183,255
		Mercer International, Inc.
229,000		5.125%, 02/01/29	203,325
107,000		12.875%, 10/01/28*	115,681
200,000		OCI, NV*
		6.700%, 03/16/33	207,184
200,000		Silgan Holdings, Inc.
		4.125%, 02/01/28	192,588
210,000		Terex Corp*
		6.250%, 10/15/32	208,022
96,050		Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
		7.625%, 05/03/29	73,498
			3,002,282
		Other (0.1%)
		EchoStar Corp.
315,627		6.750%, 11/30/30	291,747
215,740		10.750%, 11/30/29	232,641
100,000		Gen Digital, Inc.*
		6.750%, 09/30/27	101,783
			626,171
		Real Estate (0.1%)
174,000		EPR Propertiesµ
		3.750%, 08/15/29	161,402
187,000		Forestar Group, Inc.*
		5.000%, 03/01/28	181,218
248,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	236,585
			579,205
		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
220,000		6.750%, 01/15/30	207,548
107,000		4.625%, 01/15/29	100,732
			308,280
		Utilities (0.2%)
79,000		AES Corp.‡
		7.600%, 01/15/55
		5 year CMT + 3.20%	80,472
110,000		Dominion Energy, Inc.‡
		6.625%, 05/15/55
		5 year CMT + 2.21%	111,582
225,000		Duke Energy Corp.‡
		6.450%, 09/01/54
		5 year CMT + 2.59%	226,755
80,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 year CMT + 2.67%	81,913
110,000		Evergy, Inc.‡
		6.650%, 06/01/55
		5 year CMT + 2.56%	110,644
79,000		NiSource, Inc.^‡
		6.950%, 11/30/54
		5 year CMT + 2.45%	80,825
79,000		PPL Capital Funding, Inc.‡
		7.251%, 03/30/67
		3 mo. SOFR + 2.93%	79,007
		Vistra Corp.*‡
105,000		7.000%, 12/15/26
		5 year CMT + 5.74%	105,354
50,000		8.000%, 10/15/26
		5 year CMT + 6.93%	51,186
			927,738
		TOTAL CORPORATE BONDS (Cost $69,250,716)	67,364,784

Convertible Bonds (30.9%)
		Communication Services (1.4%)
2,185,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	2,751,068
3,500,000		Xiaomi Best Time International, Ltd.
		0.000%, 12/17/27	4,167,030
			6,918,098
		Consumer Discretionary (9.1%)
9,435,800	EUR	Accor, SA
		0.700%, 12/07/27	5,694,578
7,210,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	8,439,521
251,000		Farfetch, Ltd.
		3.750%, 05/01/27	5,251
11,210,000		Ford Motor Companyµ
		0.000%, 03/15/26	10,929,750
3,968,000		JD.com, Inc.*^
		0.250%, 06/01/29	4,551,653
725,000		Marriott Vacations Worldwide Corp.µ
		0.000%, 01/15/26	692,977
1,691,000		Rivian Automotive, Inc.µ
		3.625%, 10/15/30	1,509,860
8,765,000		Trip.com Group, Ltd.*~
		0.750%, 06/15/29	11,069,494
1,900,000	GBP	WH Smith, PLC
		1.625%, 05/07/26	2,266,924
			45,160,008
		Consumer Staples (1.5%)
3,715,000		Post Holdings, Inc.
		2.500%, 08/15/27	4,178,372
4,975,000	CAD	Premium Brands Holdings Corp.~
		4.200%, 09/30/27	3,336,213
			7,514,585

See accompanying Notes to Schedule of Investments

7

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Energy (1.5%)
4,000,000	EUR	Eni S.p.A^
		2.950%, 09/14/30	$4,253,798
1,650,000		Nabors Industries, Inc.
		1.750%, 06/15/29	1,190,524
1,200,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	1,734,679
		SunEdison, Inc.@
2,261,000		0.000%, 01/15/49*!!	24,871
275,000		0.000%, 10/01/49	3,025
			7,206,897
		Financials (1.1%)
3,436,000		Coinbase Global, Inc.µ^
		0.500%, 06/01/26	3,825,024
200,000	EUR	LEG Immobilien, SE~
		0.875%, 09/01/25	204,615
1,500,000	EUR	LEG Properties, BV~
		1.000%, 09/04/30	1,598,255
			5,627,894
		Health Care (0.4%)
1,774,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	2,043,949

		Industrials (0.4%)
1,467,000		Granite Construction, Inc.*~
		3.250%, 06/15/30	1,936,543

		Information Technology (11.0%)
1,970,000		BILL Holdings, Inc.*
		0.000%, 04/01/30	2,110,658
8,850,000		Datadog, Inc.*µ
		0.000%, 12/01/29	8,724,684
3,297,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	3,579,520
5,500,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	6,044,665
1,730,000		Itron, Inc.*^
		1.375%, 07/15/30	1,807,417
175,000		LivePerson, Inc.
		0.000%, 12/15/26	63,690
6,339,000		Snowflake, Inc.*
		0.000%, 10/01/29	8,421,742
10,969,000		Spotify USA, Inc.µ
		0.000%, 03/15/26	13,025,687
1,000,000		Wiwynn Corp.
		0.000%, 07/17/29	1,041,480
2,891,000		Workiva, Inc.^
		1.250%, 08/15/28	2,919,274
5,206,000		Xero Investments, Ltd.
		1.625%, 06/12/31	6,324,405
			54,063,222
		Materials (0.9%)
214,000		Amyris, Inc.
		0.000%, 11/15/26	2,720
1,254,000		Fortuna Mining Corp.*µ
		3.750%, 06/30/29	1,382,084
1,795,000		Lithium Argentina AG
		1.750%, 01/15/27	1,407,424
240,000,000	JPY	Resonac Holdings Corp.~
		0.000%, 12/29/28	1,721,200
			4,513,428
		Other (0.0%)
110,000		Multiplan Corp.*
		6.000%, 10/15/27
		7.000% PIK rate	73,894

		Real Estate (0.4%)
1,865,000		Digital Realty Trust, LP*^
		1.875%, 11/15/29	1,894,243

		Utilities (3.2%)
3,396,000		Duke Energy Corp.
		4.125%, 04/15/26	3,525,388
2,735,000		NextEra Energy Capital Holdings, Inc.*
		3.000%, 03/01/27	3,157,475
		Southern Company
8,493,000		4.500%, 06/15/27*	8,933,447
160,000		3.875%, 12/15/25	168,926
			15,785,236
		Total Convertible Bonds
		(Cost $149,826,102)	152,737,997

Bank Loans (11.8%) ¡
		Airlines (0.5%)
1,384,538		Air Canada‡
		6.337%, 03/21/31
		3 mo. SOFR + 2.00%	1,395,136
123,500		American Airlines, Inc.‡
		9.305%, 04/20/28
		3 mo. SOFR + 4.75%	126,659
1,168,672		United Airlines, Inc.‡
		6.297%, 02/22/31
		3 mo. SOFR + 2.00%	1,174,200
			2,695,995
		Communication Services (1.8%)
1,194,626		APi Group DE, Inc.‡
		6.312%, 01/03/29
		1 mo. SOFR + 2.00%	1,199,064
84,483		Audacy Capital Corp.‡
		10.426%, 10/01/29
		1 mo. SOFR + 6.00%	77,143
9,384		Audacy Capital Corp.‡
		11.426%, 10/02/28
		1 mo. SOFR + 7.00%	9,466
1,246,719		Charter Communications Operating, LLC‡
		6.560%, 12/15/31
		3 mo. SOFR + 2.25%	1,246,956
99,488		Cincinnati Bell, Inc.‡
		7.062%, 11/22/28
		1 mo. SOFR + 2.75%	99,915
108,011		Clear Channel Outdoor Holdings, Inc.‡
		8.426%, 08/23/28
		1 mo. SOFR + 4.00%	108,608
396,867		CSC Holdings, LLC‡
		7.174%, 04/15/27
		6 mo. USD LIBOR + 2.50%	370,513

See accompanying Notes to Schedule of Investments

8

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
161,783	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	$162,335
85,000	DirecTV Financing, LLC!
	0.000%, 08/02/29	84,563
2,279,176	Go Daddy Operating Company, LLC‡
	6.062%, 11/09/29
	1 mo. SOFR + 1.75%	2,284,965
154,225	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	146,379
55,000	Gray Television, Inc.!
	0.000%, 06/04/29	52,202
1,087,075	Nexstar Broadcasting, Inc.‡
	6.926%, 09/18/26
	1 mo. SOFR + 2.50%	1,091,831
1,243,734	SBA Senior Finance II, LLC‡
	6.070%, 01/25/31
	1 mo. SOFR + 1.75%	1,246,359
220,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	130,377
209,475	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	210,784
215,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	212,044
		8,733,504
	Consumer Discretionary (3.1%)
1,243,750	1011778 B.C. Unlimited Liability Company‡
	6.062%, 09/20/30
	1 mo. SOFR + 1.75%	1,241,418
1,243,734	Adient U.S., LLC‡
	6.562%, 01/31/31
	1 mo. SOFR + 2.25%	1,249,909
55,111	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	55,284
51,081	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	51,241
47,407	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	47,556
1,243,687	Aramark Services, Inc.
	6.312%, 06/22/30
	1 mo. SOFR + 2.00%	1,251,615
259,960	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	261,152
181,807	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	182,792
114,883	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	115,673
115,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	117,041
50,000	Clarios Global, LP!
	0.000%, 01/14/32	50,167
1,445,921	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	1,449,023
59,169	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	59,835
1,240,625	Installed Building Products, Inc.‡
	6.062%, 03/28/31
	1 mo. SOFR + 1.75%	1,248,689
210,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	211,313
1,442,891	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	1,450,863
89,550	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	91,789
2,474,683	PENN Entertainment, Inc.‡
	6.812%, 05/03/29
	1 mo. SOFR + 2.50%	2,493,404
376,217	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	377,628
1,243,750	Six Flags Entertainment Corp.‡
	6.357%, 05/01/31
	1 mo. SOFR + 2.00%	1,249,191
157,106	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	151,656
1,449,050	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	1,453,680
136,080	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	136,760
222,619	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	224,822
		15,222,501
	Consumer Staples (1.2%)
708,438	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	729,985
154,613	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	154,984
213,926	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	214,852
2,493,952	Organon & Company‡
	6.549%, 05/19/31
	1 mo. SOFR + 2.25%	2,506,421
1,773,704	Perrigo Investments, LLC‡
	6.312%, 04/20/29
	1 mo. SOFR + 2.00%	1,779,247

See accompanying Notes to Schedule of Investments

9

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
266,254	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	$263,240
143,913	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	146,341
107,500	Veritiv Corp.!
	0.000%, 11/30/30	107,798
		5,902,868
	Energy (0.1%)
200,401	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	201,090
99,000	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	98,737
305,345	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	305,441
		605,268
	Financials (1.1%)
283,092	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	284,848
162,947	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	162,980
408	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	408
267,975	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	268,498
1,410,212	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	1,411,799
99,251	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	99,860
275,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	276,646
208,061	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	209,072
1,402,119	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	1,404,923
1,048,442	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	1,052,594
220,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	223,300
210,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	211,207
		5,606,135
	Health Care (0.9%)
99,507	Avantor Funding, Inc.‡
	6.412%, 11/08/27
	1 mo. SOFR + 2.00%	100,207
1,246,875	DaVita, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	1,251,395
1,117,343	Elanco Animal Health, Inc.‡
	6.187%, 08/01/27
	1 mo. SOFR + 1.75%	1,117,857
387,323	IQVIA, Inc.‡
	6.329%, 01/02/31
	3 mo. SOFR + 2.00%	390,674
1,243,750	Medline Borrower, LP‡
	6.562%, 10/23/28
	1 mo. SOFR + 2.25%	1,251,032
235,294	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	223,922
		4,335,087
	Industrials (1.3%)
209,578	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	162,109
1,231,186	Beacon Roofing Supply, Inc.‡
	6.312%, 05/19/28
	1 mo. SOFR + 2.00%	1,236,677
1,243,719	EMRLD Borrower, LP‡
	6.933%, 05/31/30
	3 mo. SOFR + 2.50%	1,248,805
79,800	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	80,177
1,775,631	JELD-WEN, Inc.‡
	6.426%, 07/28/28
	1 mo. SOFR + 2.00%	1,779,520
208,950	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	210,942
99,211	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	99,679
1,243,734	TransDigm, Inc.‡
	7.079%, 08/24/28
	3 mo. SOFR + 2.75%	1,250,917
422,353	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	424,412
		6,493,238
	Information Technology (1.0%)
290,843	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	292,437
150,543	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	150,957
200,825	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	201,437
171,413	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	172,458
2,012,009	Open Text Corp.‡
	6.062%, 01/31/30
	1 mo. SOFR + 1.75%	2,016,928

See accompanying Notes to Schedule of Investments

10

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,252,498	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	$1,257,446
788,040	TTM Technologies, Inc.‡
	6.587%, 05/30/30
	1 mo. SOFR + 2.25%	792,477
109,450	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	110,224
		4,994,364
	Materials (0.7%)
1,246,821	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 1.75%	1,253,317
1,243,703	Chemours Company‡
	7.312%, 08/18/28
	1 mo. SOFR + 3.00%	1,256,140
332,554	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	332,971
248,036	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	249,453
157,376	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	96,581
201,119	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	203,030
		3,391,492
	Special Purpose Acquisition Companies (0.1%)
89,467	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	89,802
53,488	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	53,825
195,500	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	175,426
		319,053
	Total Bank Loans
	(Cost $58,187,915)	58,299,505

NUMBER OF
SHARES			VALUE

Convertible Preferred Stocks (4.7%)
		Energy (0.0%)
5		Gulfport Energy Corp.#
		10.000%, 03/03/25
		15.000% PIK rate	$65,000

		Financials (2.0%)
62,400		Apollo Global Management, Inc.
		6.750%, 07/31/26	5,558,592
69,930		Ares Management Corp.~
		6.750%, 10/01/27	4,244,052
			9,802,644
		Industrials (2.7%)
220,635		Boeing Company
		6.000%, 10/15/27	13,405,782
		Total Convertible Preferred Stocks
		(Cost $20,968,039)	23,273,426

Common Stocks (76.8%)
		Communication Services (7.8%)
2,410	INR	Affle India, Ltd.#	41,935
49,920		Alphabet, Inc. - Class Aµ	10,184,678
4,575		Altice USA, Inc. - Class A^#	12,856
3,751		Audacy, Inc.#	71,269
4,050		Baidu, Inc. (ADR)µ#	366,930
9,550	GBP	Baltic Classifieds Group, PLC~	40,503
1,735		Cumulus Media, Inc. - Class A#	1,544
125,485	EUR	Deutsche Telekom, AG~	4,209,891
1,855	SEK	Hemnet Group, AB	61,641
9,895		Meta Platforms, Inc. - Class Aµ	6,819,436
428,000	HKD	Mobvista, Inc.*~#	394,426
73,465	ZAR	MTN Group, Ltd.	450,633
4,250		Netflix, Inc.µ#	4,151,230
96,000	EUR	Orange, SA~	1,032,432
1,140	EUR	Scout24, SE*~	110,856
8,685		Sea, Ltd. (ADR)#	1,057,746
11,300	HKD	Tencent Holdings, Ltd.~	594,552
89,070		Tencent Holdings, Ltd. (ADR)^~	4,722,491
31,185	GBP	Trustpilot Group, PLC*~#	128,003
1,176,545	GBP	Vodafone Group, PLC~	1,002,352
26,395		Walt Disney Companyµ	2,984,219
			38,439,623
		Consumer Discretionary (11.3%)
124,700	HKD	Alibaba Group Holding, Ltd.~	1,529,630
8,175		Alibaba Group Holding, Ltd. (ADR)	808,017
58,180		Amazon.com, Inc.µ#	13,828,222
35,200	INR	Amber Enterprises India, Ltd.#	2,626,675
315,000	SAR	Americana Restaurants International, PLC	205,648
51,097		Aptiv, PLCµ#	3,189,475
4,760	SEK	Betsson, AB - Class B	65,056
407	EUR	Brunello Cucinelli S.p.A~	52,326
13,900	CNY	BYD Company, Ltd. - Class A	527,684
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	174,128
270,300	PHP	DigiPlus Interactive Corp.	124,338
5,740	INR	Dixon Technologies India, Ltd.	990,122
14,580		Flutter Entertainment, PLC#	3,892,423
134,100	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	1,104,256
1,670		Global-e Online, Ltd.µ#	100,016
261,600	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	1,148,369
234,182	INR	Indian Hotels Company, Ltd.	2,060,518
161,219	HKD	JD.com, Inc. - Class A~	3,279,327
173,000	HKD	Jiumaojiu International Holdings, Ltd.*^	58,629
123,000	HKD	Li Ning Company, Ltd.~	254,354
1,020	EUR	LVMH Moet Hennessy Louis Vuitton, SE~	746,033
30,288	INR	Mahindra & Mahindra, Ltd.	1,044,478
52,540		MakeMyTrip, Ltd.µ#	5,741,046
55,000	HKD	Meituan - Class B*~#	1,046,790

See accompanying Notes to Schedule of Investments

11

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
738		MercadoLibre, Inc.µ#	$1,418,576
370,400	HKD	MGM China Holdings, Ltd.~	521,740
44,620		NIO, Inc. (ADR)#	192,758
236,800	HKD	Sands China, Ltd.~#	569,270
13,100		Tesla, Inc.µ#	5,300,260
1,550	SEK	Thule Group, AB*	49,076
148,600	JPY	Toyota Motor Corp.~	2,818,869
10,100	HKD	Yum China Holdings, Inc.~	460,631
1,180	EUR	Zalando, SE*~#	43,976
			55,972,716
		Consumer Staples (4.9%)
77,500	GBP	British American Tobacco, PLC~	3,074,885
5,600		Constellation Brands, Inc. - Class Aµ	1,012,480
4,580		Costco Wholesale Corp.µ	4,487,850
1,737	GBP	Cranswick, PLC~	108,182
110,608	CNY	Eastroc Beverage Group Company, Ltd. - Class A	3,706,225
7,410	INR	Gillette India, Ltd.	734,138
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	516,566
2,600	JPY	Lifedrink Company, Inc.~	35,891
20,500	CHF	Nestle, SA~	1,741,283
74,568	BRL	Raia Drogasil, SA	269,101
1,465	KRW	Samyang Foods Company, Ltd.	686,075
106,000	HKD	Smoore International Holdings, Ltd.*	171,603
700	JPY	Toyo Suisan Kaisha, Ltd.~	45,231
58,880	GBP	Unilever, PLC~	3,372,471
43,715		Walmart, Inc.µ	4,291,064
			24,253,045
		Energy (4.1%)
134,875	CAD	Canadian Natural Resources, Ltd.~	4,097,245
24,638	CAD	CES Energy Solutions Corp.~	145,961
885		Cheniere Energy Partners, LP~	54,304
17,600		Chevron Corp.µ	2,625,744
12,635		Energy Transfer, LP~	258,765
5,810		Enterprise Products Partners, LP	189,696
1,826		EP Energy Corp.#	2,967
35,980		EQT Corp.µ	1,839,298
7		Gulfport Energy Corp.µ#	1,250
42,400		Helmerich & Payne, Inc.µ	1,339,416
136,900	THB	PTT Exploration & Production, PCL	514,985
473,960	EUR	Saipem S.p.A#	1,156,539
98,974		Schlumberger, NV^~	3,986,673
4,340	CAD	Secure Waste Infrastructure Corp.~	44,853
82,300	GBP	Shell, PLC~	2,702,298
36,983		TechnipFMC, PLCµ	1,111,339
			20,071,333
		Financials (8.3%)
373,000	HKD	AIA Group, Ltd.~	2,622,244
188,400	BRL	B3, SA - Brasil Bolsa Balcao	360,742
2,089,771	IDR	Bank Mandiri Persero, Tbk PT	767,828
33,705		Bank of New York Mellon Corp.µ	2,896,271
361,530	PHP	Bank of the Philippine Islands	720,190
650	EUR	BAWAG Group, AG*~	58,758
12,970	INR	BSE, Ltd.	791,160
8,800	JPY	Concordia Financial Group, Ltd.~	51,097
1,270	CAD	Definity Financial Corp.~	49,940
303,220	EUR	Eurobank Ergasias Services and Holdings, SA	758,877
111,948	AED	First Abu Dhabi Bank, PJSC	442,840
5,765		Goldman Sachs Group, Inc.µ	3,691,906
36,800	HKD	Hong Kong Exchanges & Clearing, Ltd.~	1,440,339
24,880		ICICI Bank, Ltd. (ADR)	713,310
133,716		Itau Unibanco Holding, SA (ADR)	775,553
29,975		JPMorgan Chase & Company^	8,012,318
23,640	KRW	KB Financial Group, Inc.	1,481,077
2,234,290	THB	Krung Thai Bank PCL	1,515,375
21,200	KRW	Meritz Financial Group, Inc.#	1,658,289
53,033	INR	PB Fintech, Ltd.#	1,057,501
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H~	1,463,978
24,653	SAR	Saudi National Bank	224,556
120,600	JPY	Sumitomo Mitsui Financial Group, Inc.~	2,971,957
215	CHF	Swissquote Group Holding, SA	93,335
64,125	EUR	UniCredit, S.p.A.~	2,944,829
41,825		Wells Fargo & Companyµ	3,295,810
			40,860,080
		Health Care (6.1%)
11,120	INR	Apollo Hospitals Enterprise, Ltd.	874,888
20,770	GBP	AstraZeneca, PLC~	2,915,600
2,585	SEK	BoneSupport Holding, AB*#	81,027
4,738	KRW	Dentium Company, Ltd.	225,944
6,945		Eli Lilly & Companyµ	5,632,951
16,315	CHF	Galderma Group, AG^#	1,983,058
10,104		GE Healthcare, Inc.µ	892,183
972,660	MXN	Genomma Lab Internacional, SAB de CV - Class B	1,322,258
22,400	EUR	Gerresheimer, AG~	1,568,903
4,860		Humana, Inc.µ	1,425,098
8,520	BRL	Hypera, SA	26,650
78,573		Novo Nordisk, A/S (ADR)	6,635,490
730	EUR	Recordati Industria Chimica e Farmaceutica S.p.A	44,358
97,750	CHF	Sandoz Group, AG	4,680,011
4,400	JPY	Santen Pharmaceutical Company, Ltd.~	44,276
3,400	JPY	Shofu, Inc.~	46,589
1,800	SEK	Surgical Science Sweden, AB#	28,069
3,040		UnitedHealth Group, Inc.µ	1,649,170
			30,076,523
		Industrials (6.6%)
37,029	EUR	Alstom, SA~#	732,911
1,100	JPY	BayCurrent, Inc.~	46,906
105	CHF	Burckhardt Compression Holding, AG	79,332
28,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	1,026,133
732	EUR	DO & CO, AG~#	146,712
29,770		Flowserve Corp.µ	1,864,197
13,835		GE Vernova, Inc.µ	5,158,795
161,075		Grab Holdings, Ltd. - Class Aµ#	737,724
5,394	KRW	Hanwha Aerospace Company, Ltd.#	1,477,882
7,315	KRW	HD Hyundai Electric Company, Ltd.	2,043,833
11,803	INR	Hindustan Aeronautics, Ltd.	537,393
197,800	JPY	Hitachi, Ltd.~	4,972,775

See accompanying Notes to Schedule of Investments

12

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
1,600	JPY	IHI Corp.~	$95,725
82,330	PHP	International Container Terminal Services, Inc.	491,590
2,310	SEK	INVISIO, AB	68,751
4,900	JPY	Japan Elevator Service Holdings Company, Ltd.~	94,844
3,311,000	HKD	Lonking Holdings, Ltd.~	719,661
1,990	CAD	MDA Space, Ltd.~#	31,575
4,619	SEK	Munters Group, AB*	73,387
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	257,300
3,835	CHF	R&S Group Holding, AG	79,359
490,260	GBP	Rolls-Royce Holdings, PLC~#	3,655,449
167,200	CNY	Sany Heavy Industry Company, Ltd. - Class A	371,621
6,895	EUR	Schneider Electric, SE~	1,748,742
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A	249,818
19,610		Waste Management, Inc.µ	4,319,299
110,254	BRL	WEG, SA	1,038,386
152,100	CNY	Yutong Bus Company, Ltd. - Class A	597,770
			32,717,870
		Information Technology (25.4%)
44,700	TWD	Accton Technology Corp.	1,026,464
21,295	TWD	Alchip Technologies, Ltd.	1,981,068
47,360	TWD	All Ring Tech Company, Ltd.	608,084
48,355		Apple, Inc.^~	11,411,780
9,305		ASML Holding, NVµ	6,879,280
13,150		Broadcom, Inc.µ	2,909,700
300		Camtek Ltd.^	28,362
2,980	TWD	Chroma ATE, Inc.	33,559
685	CAD	Descartes Systems Group, Inc.~#	79,291
28,750	TWD	FOCI Fiber Optic Communications, Inc.	306,815
14,500	CNY	Iflytek Company, Ltd. - Class A	101,638
19,010		International Business Machines Corp.µ	4,860,857
14,900	JPY	Keyence Corp.~	6,417,560
310,000	HKD	Kingdee International Software Group Company, Ltd.~#	411,415
4,745	AUD	Life360, Inc.*~#	73,530
16,320		Marvell Technology, Inc.µ	1,841,875
33,460	TWD	MediaTek, Inc.	1,449,053
32,700		Microsoft Corp.^	13,572,462
580	EUR	Nemetschek, SE~	69,299
540,000	EUR	Nokia Oyj~	2,546,340
168,555		NVIDIA Corp.µ^	20,238,399
640	JPY	OBIC Business Consultants Company, Ltd.~	32,083
22,530		Oracle Corp.µ	3,831,452
40,920	KRW	Samsung Electronics Company, Ltd.	1,461,405
14,425	EUR	SAP, SE~	3,975,157
1,935		ServiceNow, Inc.µ#	1,970,565
6,000	JPY	SHIFT, Inc.~#	49,487
18,040		Shopify, Inc. - Class A#	2,107,072
6,305		SimilarWeb, Ltd.#	102,204
19,390	KRW	SK Hynix, Inc.	2,610,468
709,460	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	23,676,869
4,780	AUD	Technology One, Ltd.~	90,883
45,000	BRL	TOTVS, SA	262,267
60,065		Unity Software, Inc.µ^#	1,333,443
93,700	CNY	Venustech Group, Inc. - Class A	193,652
55,725	AUD	WiseTech Global, Ltd.~	4,218,533
532,600	HKD	Xiaomi Corp. - Class B*~#	2,669,421
			125,431,792
		Materials (1.5%)
3,280	CAD	Alamos Gold, Inc. - Class A~	68,586
145,715		Cemex, SAB de CV (ADR)	864,090
2,800	JPY	Kuraray Company, Ltd.~	40,992
5,950		Linde, PLCµ	2,654,414
521,200	NOK	Norsk Hydro, ASA~	3,074,014
4,600	JPY	Resonac Holdings Corp.~	111,512
16,900	ZAR	Sasol, Ltd.	78,385
2,219	EUR	SOL S.p.A^	90,468
21,200		Vale, SA (ADR)^	196,948
			7,179,409
		Other (0.0%)
345		Rite Aid Corp.#	12,075

		Real Estate (0.5%)
935,500	PHP	Ayala Land, Inc.	355,950
90,690	INR	Macrotech Developers, Ltd.*	1,263,374
62,775	INR	Prestige Estates Projects, Ltd.	1,001,519
			2,620,843
		Utilities (0.3%)
45,801	EUR	Engie,SA#	755,947
29,000	EUR	RWE, AG~	898,674
			1,654,621
		Total Common Stocks
		(Cost $437,453,046)	379,289,930

Preferred Stocks (0.0%)
		Communication Services (0.0%)
5,640		Qwest Corp.
		6.500%, 09/01/56	97,290
1,701		Telephone and Data Systems, Inc.
		6.625%, 03/31/26	37,983
		United States Cellular Corp.
1,429		5.500%, 03/01/70	31,652
163		5.500%, 06/01/70	3,627
			170,552
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.#	23,955
		Total Preferred Stocks
		(Cost $335,085)	194,507

Warrants (0.0%) #
		Communication Services (0.0%)
679		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
113		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
13,401		Mcdermott International, Ltd.
		06/30/27, Strike $15.98	2

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
12,061	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	$1
		3
	Total Warrants
	(Cost $5,152)	3

Exchange-Traded Funds (9.8%)
	Other (9.8%)
595,000	Franklin Senior Loan ETF^	14,523,950
799,500	Invesco Senior Loan ETF^	16,829,475
403,500	SPDR Blackstone Senior Loan ETF^	16,930,860
	Total Exchange-Traded Funds
	(Cost $48,314,307)	48,284,285

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (1.1%) #
	Communication Services (0.2%)
776	Sea, Ltd.
9,450,904	Call, 03/21/25, Strike $120.00	$861,360

	Consumer Discretionary (0.0%)
10	MercadoLibre, Inc.
1,922,190	Call, 03/21/25, Strike $2,000.00	87,800

	Financials (0.3%)
268	Visa, Inc.
9,160,240	Call, 05/16/25, Strike $310.00	1,023,090
477	Wintrust Financial Corp.
6,239,637	Call, 03/21/25, Strike $130.00	298,125
		1,321,215
	Health Care (0.2%)
627	Boston Scientific Corp.
6,417,972	Call, 05/16/25, Strike $90.00	943,635

	Industrials (0.0%)
4,455	Grab Holdings, Ltd.
2,040,390	Call, 04/17/25, Strike $5.50	100,238

	Information Technology (0.1%)
	Broadcom, Inc.
365
8,076,355	Call, 03/21/25, Strike $250.00	262,800
66
1,460,382	Call, 03/21/25, Strike $240.00	63,360
148	Taiwan Semiconductor
3,097,936	Manufacturing Company, Ltd.
	Call, 03/21/25, Strike $210.00	190,550
		516,710
	Other (0.3%)
1,629	Invesco QQQ Trust Series 1
85,081,041	Put, 03/21/25, Strike $500.00	1,082,470
2,480	iShares MSCI EAFE ETF
19,651,520	Call, 03/21/25, Strike $80.00	293,880
1,147	iShares Russell 2000 Value ETF
19,208,809	Call, 02/21/25, Strike $190.00	63,085
		1,439,435
	Total Purchased Options
	(Cost $5,897,430)	5,270,393

TOTAL INVESTMENTS (148.7%)
(Cost $790,398,049)		734,876,956

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.8%)		(48,500,000)

LIABILITIES, LESS OTHER ASSETS (-38.9%)		(192,208,669)

NET ASSETS (100.0%)		$494,168,287

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $277,728,776.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
Total		$—

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $13,615,398.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments

14

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
SAR	Saudi Riyal
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$162,126	$—	$162,126
Corporate Bonds	—	67,364,784	—	67,364,784
Convertible Bonds	—	152,737,997	—	152,737,997
Bank Loans	—	58,299,505	—	58,299,505
Convertible Preferred Stocks	23,208,426	65,000	—	23,273,426
Common Stocks	218,651,749	160,638,181	—	379,289,930
Preferred Stocks	170,552	23,955	—	194,507
Warrants	—	3	—	3
Exchange-Traded Funds	48,284,285	—	—	48,284,285
Purchased Options	5,270,393	—	—	5,270,393
Total	$295,585,405	$439,291,551	$—	$734,876,956

See accompanying Notes to Schedule of Investments

15

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$543,335,855	73.9%
European Monetary Unit	37,177,953	5.0%
New Taiwan Dollar	29,081,912	3.9%
Japanese Yen	19,596,994	2.7%
British Pound Sterling	19,266,667	2.6%
Hong Kong Dollar	18,208,010	2.5%
Indian Rupee	13,023,701	1.8%
South Korean Won	11,644,973	1.6%
Chinese Yuan Renminbi	9,975,160	1.3%
Swiss Franc	8,656,378	1.2%
Canadian Dollar	7,853,664	1.1%
Australian Dollar	4,382,946	0.6%
Norwegian Krone	3,074,014	0.4%
Thai Baht	2,030,360	0.3%
Brazilian Real	1,957,146	0.2%
Philippine Peso	1,692,068	0.2%
Mexican Peso	1,322,258	0.2%
Indonesian Rupiah	767,828	0.1%
South African Rand	529,018	0.1%
UAE Dirham	442,840	0.1%
Saudi Riyal	430,204	0.1%
Swedish Krona	427,007	0.1%
Total Investments	$734,876,956	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

16

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (12.1%)
	Airlines (0.1%)
37,755	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	$37,442
13,643	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	13,782
42,625	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	39,789
13,751	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	13,756
36,957	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	34,460
32,046	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	32,565
		171,794
	Communication Services (0.9%)
36,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	34,861
	Clear Channel Outdoor Holdings, Inc.*
25,000	7.875%, 04/01/30	25,885
20,000	9.000%, 09/15/28^	21,069
65,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	63,610
58,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	57,456
70,000	Frontier California, Inc.
	6.750%, 05/15/27	71,165
11,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	11,638
85,000	Frontier Florida, LLC
	6.860%, 02/01/28	87,297
65,000	Frontier North, Inc.
	6.730%, 02/15/28	66,407
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
40,000	3.500%, 03/01/29	37,024
13,000	5.250%, 12/01/27	12,895
20,000	Gray Media, Inc.*
	5.375%, 11/15/31	11,938
40,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	35,897
	iHeartCommunications, Inc.*
20,000	10.875%, 05/01/30	14,028
13,350	7.750%, 08/15/30	10,939
	Lumen Technologies, Inc.
35,000	7.600%, 09/15/39	28,245
29,500	10.000%, 10/15/32*	29,450
22,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	18,938
45,000	Paramount Global
	4.900%, 08/15/44	34,738
14,000	Qwest Corp.
	7.250%, 09/15/25	13,995
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29	16,820
11,000	5.375%, 01/15/31	5,898
20,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	16,786
	Sirius XM Radio, LLC*
56,000	3.875%, 09/01/31^	48,278
45,000	5.500%, 07/01/29	43,870
20,000	3.125%, 09/01/26	19,368
41,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	27,235
45,000	Stagwell Global, LLC*
	5.625%, 08/15/29	43,464
22,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	12,897
	Time Warner Cable, LLC
35,000	6.550%, 05/01/37	34,359
15,000	7.300%, 07/01/38	15,602
21,000	United States Cellular Corp.^
	6.700%, 12/15/33	22,482
	Univision Communications, Inc.*
45,000	8.000%, 08/15/28	46,030
20,000	8.500%, 07/31/31	20,080
		1,060,644
	Consumer Discretionary (2.5%)
65,000	Adams Homes, Inc.*
	9.250%, 10/15/28	67,904
55,000	Adient Global Holdings, Ltd.*^
	8.250%, 04/15/31	57,093
22,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	22,304
38,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	35,189
53,000	At Home Group, Inc.*
	4.875%, 07/15/28	22,049
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	58,302
35,000	6.875%, 11/01/35	36,155
	Caesars Entertainment, Inc.*
40,000	6.500%, 02/15/32	40,515
28,000	4.625%, 10/15/29^	26,433
	Carnival Corp.*
22,000	4.000%, 08/01/28	21,008
21,000	7.625%, 03/01/26	21,045
3,000	7.000%, 08/15/29	3,148
	Carvana Company*
9,105	9.000%, 06/01/31	10,952
6,768	9.000%, 06/01/30	7,515
3,842	9.000%, 12/01/28	4,142
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
90,000	4.750%, 03/01/30	83,425
90,000	4.500%, 08/15/30^	81,733
85,000	5.125%, 05/01/27	83,555
50,000	6.375%, 09/01/29^	50,039
46,000	4.250%, 02/01/31	40,863
22,000	4.750%, 02/01/32	19,593
20,000	5.000%, 02/01/28	19,493

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
39,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	$37,625
	Churchill Downs, Inc.*
23,000	6.750%, 05/01/31	23,438
22,000	5.750%, 04/01/30	21,765
	Dana, Inc.
40,000	4.250%, 09/01/30	38,014
32,000	4.500%, 02/15/32^	30,140
	DISH DBS Corp.
21,000	5.125%, 06/01/29	13,836
18,000	7.375%, 07/01/28	12,955
46,000	DISH Network Corp.*
	11.750%, 11/15/27	48,603
47,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	47,214
175,000	Ford Motor Company
	6.100%, 08/19/32	174,498
200,000	Ford Motor Credit Company, LLC
	2.900%, 02/16/28	185,670
16,000	Gap, Inc.*
	3.875%, 10/01/31	14,052
20,000	General Motors Company
	5.200%, 04/01/45	17,235
	goeasy, Ltd.*
75,000	9.250%, 12/01/28	80,161
41,000	7.625%, 07/01/29	42,435
	Goodyear Tire & Rubber Company^
63,000	5.625%, 04/30/33	56,825
20,000	5.250%, 07/15/31	18,341
	Group 1 Automotive, Inc.*
25,000	6.375%, 01/15/30	25,469
19,000	4.000%, 08/15/28	18,046
9,482	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	9,591
45,000	Kohl's Corp.
	5.550%, 07/17/45	28,345
45,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	47,330
45,000	Liberty Interactive, LLC
	8.250%, 02/01/30	22,204
	Life Time, Inc.*
45,000	6.000%, 11/15/31	45,017
43,000	8.000%, 04/15/26	43,000
20,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	20,847
15,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	15,768
28,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	28,148
30,000	M/I Homes, Inc.
	3.950%, 02/15/30	27,533
	Macy's Retail Holdings, LLC
53,000	6.700%, 07/15/34*	44,964
35,000	4.300%, 02/15/43	24,275
80,000	MGM Resorts International
	6.500%, 04/15/32	80,185
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	52,361
	Newell Brands, Inc.
45,000	6.875%, 04/01/36^	46,087
22,000	6.625%, 05/15/32	22,301
16,000	5.700%, 04/01/26	16,066
20,000	Nordstrom, Inc.
	5.000%, 01/15/44	15,163
	Patrick Industries, Inc.*
37,000	4.750%, 05/01/29	35,297
23,000	6.375%, 11/01/32	22,715
50,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	45,590
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	44,578
20,000	QVC, Inc.^
	5.450%, 08/15/34	12,295
20,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	21,428
3,546	Rite Aid Cmsr Note
	12.000%, 12/31/25	4,078
	Rite Aid Corp.*@
77,000	0.000%, 11/15/26!!	—
14,000	0.000%, 10/18/25	—
	Rite Aid Corp.
25,089	15.000%, 08/30/31	8,951
4,915	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	4,424
4,767	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
45,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	44,910
	Royal Caribbean Cruises, Ltd.*
6,000	6.250%, 03/15/32	6,108
6,000	5.625%, 09/30/31	5,963
43,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	40,125
65,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	66,992
30,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	28,295
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	34,963
40,000	Station Casinos, LLC*
	4.500%, 02/15/28	38,359
45,000	STL Holding Company, LLC*
	8.750%, 02/15/29	47,996
31,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	31,082
10,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	10,846
40,000	Windsor Holdings III, LLC*
	8.500%, 06/15/30	42,393
		2,905,350
	Consumer Staples (0.7%)
55,000	APi Group DE, Inc.*
	4.750%, 10/15/29	52,237
67,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	68,187

See accompanying Notes to Schedule of Investments

2

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Brink's Company*
25,000	6.500%, 06/15/29	$25,522
23,000	6.750%, 06/15/32	23,541
51,000	Central Garden & Pet Company*
	4.125%, 04/30/31	45,817
53,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	49,669
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	55,231
10,000	6.500%, 12/31/27	10,147
40,000	Fiesta Purchaser, Inc.*
	7.875%, 03/01/31	41,409
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
20,000	5.500%, 01/15/30µ	20,043
11,000	5.750%, 04/01/33	11,032
23,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	23,939
	MPH Acquisition Holdings, LLC*
38,609	6.750%, 03/31/31	21,283
15,286	5.750%, 12/31/30	12,248
12,522	11.500%, 12/31/30	10,785
33,000	New Albertsons, LP
	7.750%, 06/15/26	33,987
	Performance Food Group, Inc.*
43,000	4.250%, 08/01/29	40,473
11,000	6.125%, 09/15/32	11,036
35,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	32,524
	Post Holdings, Inc.*
43,000	6.250%, 02/15/32	43,117
34,000	6.375%, 03/01/33	33,520
42,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	37,404
33,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	34,007
35,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	34,756
		771,914
	Energy (1.8%)
45,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	45,409
	Buckeye Partners, LP
33,000	6.750%, 02/01/30*	33,601
25,000	5.850%, 11/15/43	21,960
16,000	6.875%, 07/01/29*	16,403
71,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	74,982
30,000	Continental Resources, Inc.
	4.900%, 06/01/44	24,393
32,000	DT Midstream, Inc.*
	4.125%, 06/15/29	30,285
	Enbridge, Inc.‡
31,000	7.375%, 03/15/55
	5 year CMT + 3.12%	32,127
20,000	7.200%, 06/27/54
	5 year CMT + 2.97%	20,509
55,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	58,522
	Energy Transfer, LP‡
40,000	7.570%, 11/01/66
	3 mo. SOFR + 3.28%	39,886
32,000	6.500%, 11/15/26
	5 year CMT + 5.69%	32,017
20,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	20,487
50,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	49,900
31,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	32,657
	EQM Midstream Partners, LP*
70,000	7.500%, 06/01/27	71,802
20,000	6.375%, 04/01/29	20,371
	Genesis Energy, LP / Genesis Energy Finance Corp.
31,000	8.875%, 04/15/30	32,162
20,000	8.000%, 05/15/33	20,014
60,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	61,169
45,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	46,817
22,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	22,676
45,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	45,249
51,000	Matador Resources Company*
	6.500%, 04/15/32	51,194
45,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	44,879
15,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	15,605
35,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	33,850
20,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	19,514
45,000	Oceaneering International, Inc.
	6.000%, 02/01/28	44,611
	Parkland Corp.*
70,000	6.625%, 08/15/32	70,216
21,000	5.875%, 07/15/27	20,953
23,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	22,561
	Permian Resources Operating, LLC*
42,000	7.000%, 01/15/32	43,187
11,000	6.250%, 02/01/33	11,037
50,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	50,051
45,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	46,333
60,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	63,297
60,000	TGNR Intermediate Holdings, LLC*
	5.500%, 10/15/29	57,039
	Transocean, Inc.*
53,550	8.750%, 02/15/30	55,886
40,000	8.250%, 05/15/29	40,207

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Venture Global Calcasieu Pass, LLC*
30,000	6.250%, 01/15/30	$30,572
10,000	4.125%, 08/15/31	9,046
10,000	3.875%, 08/15/29	9,260
	Venture Global LNG, Inc.*
85,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	88,632
55,000	8.375%, 06/01/31	57,914
35,000	8.125%, 06/01/28	36,614
23,000	7.000%, 01/15/30	23,529
20,000	9.875%, 02/01/32	22,034
20,000	9.500%, 02/01/29	22,303
	Vital Energy, Inc.*
43,000	7.875%, 04/15/32	42,430
25,000	7.750%, 07/31/29^	25,098
45,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	44,043
50,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	51,895
28,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	27,758
		2,034,946
	Financials (1.8%)
65,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	67,544
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
45,000	7.375%, 10/01/32	46,019
45,000	6.500%, 10/01/31	45,077
	Ally Financial, Inc.‡
59,000	4.700%, 05/15/26
	5 year CMT + 3.87%	56,685
20,000	4.700%, 05/15/28^
	7 year CMT + 3.48%	18,195
46,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	43,850
45,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	45,546
45,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	46,067
45,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	46,409
23,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	24,590
78,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	76,447
44,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	42,332
40,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	39,650
	Credit Acceptance Corp.
40,000	6.625%, 03/15/26	40,068
30,000	9.250%, 12/15/28*	32,005
45,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	48,536
	GGAM Finance, Ltd.*
50,000	8.000%, 02/15/27	51,668
23,000	5.875%, 03/15/30	22,860
61,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	56,737
25,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	26,058
	HUB International, Ltd.*
66,000	5.625%, 12/01/29	64,778
40,000	7.250%, 06/15/30	41,390
33,000	7.375%, 01/31/32	33,970
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	26,810
90,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	88,541
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
47,000	4.750%, 06/15/29	44,729
45,000	5.250%, 10/01/25	44,971
28,000	7.000%, 07/15/31	28,844
35,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	33,691
	Level 3 Financing, Inc.*
28,700	10.000%, 10/15/32	28,678
20,000	3.875%, 10/15/30	15,768
30,000	LPL Holdings, Inc.*µ
	4.000%, 03/15/29	28,483
40,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	42,210
65,000	MetLife, Inc.
	6.400%, 12/15/66	66,353
30,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	28,074
20,000	Newmark Group, Inc.
	7.500%, 01/12/29	21,056
	OneMain Finance Corp.
30,000	3.875%, 09/15/28	28,050
25,000	7.500%, 05/15/31	26,021
40,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	40,970
45,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	47,036
40,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	40,356
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
42,000	3.875%, 03/01/31	37,149
20,000	3.625%, 03/01/29	18,303
25,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	23,997
30,000	Service Properties Trust
	8.375%, 06/15/29	30,014
	Starwood Property Trust, Inc.*
45,000	6.000%, 04/15/30	44,387
23,000	6.500%, 07/01/30	23,236

See accompanying Notes to Schedule of Investments

4

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
55,000	StoneX Group, Inc.*
	7.875%, 03/01/31	$57,964
	United Wholesale Mortgage, LLC*
52,000	5.500%, 04/15/29	50,448
20,000	5.750%, 06/15/27	19,896
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
27,000	10.500%, 02/15/28	28,883
25,000	6.500%, 02/15/29	22,827
23,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	23,879
45,000	XHR, LP*
	6.625%, 05/15/30	45,520
		2,123,625
	Health Care (1.1%)
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	57,831
37,000	10.875%, 01/15/32	38,149
25,000	6.875%, 04/15/29^	17,356
5,000	5.250%, 05/15/30	4,265
	DaVita, Inc.*
52,000	3.750%, 02/15/31	45,811
49,000	4.625%, 06/01/30	45,597
43,000	6.875%, 09/01/32	43,652
	Embecta Corp.*
33,000	5.000%, 02/15/30	30,728
11,000	6.750%, 02/15/30	10,571
	Encompass Health Corp.
20,000	4.750%, 02/01/30^	19,259
20,000	4.500%, 02/01/28	19,536
47,000	HCA, Inc.
	7.500%, 11/06/33	52,091
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	190,720
	Medline Borrower, LP*
55,000	3.875%, 04/01/29	51,408
53,000	5.250%, 10/01/29	51,378
6,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	6,105
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	181,092
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	120,215
70,000	6.875%, 11/15/31	72,343
190,000	Teva Pharmaceutical Finance Netherlands III, BV
	3.150%, 10/01/26	184,264
		1,242,371
	Industrials (1.6%)
45,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	46,027
50,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	46,301
50,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	47,799
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
75,000	4.625%, 01/15/27	73,756
30,000	5.875%, 02/15/28	29,988
	Arcosa, Inc.*
25,000	4.375%, 04/15/29	23,644
22,000	6.875%, 08/15/32	22,574
207,250	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	12,149
34,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	33,316
	Bombardier, Inc.*
25,000	8.750%, 11/15/30	26,933
15,000	7.000%, 06/01/32^	15,323
13,000	7.250%, 07/01/31	13,428
9,000	7.875%, 04/15/27	9,039
44,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	41,475
48,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	47,030
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ
	4.750%, 10/20/28	10,933
	Deluxe Corp.*
58,000	8.000%, 06/01/29	56,878
10,000	8.125%, 09/15/29	10,302
43,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	43,882
68,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	68,898
	EnerSys*
25,000	4.375%, 12/15/27^	24,170
20,000	6.625%, 01/15/32	20,281
	EquipmentShare.com, Inc.*
15,000	8.625%, 05/15/32	16,012
15,000	8.000%, 03/15/33	15,617
25,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	24,897
	Graphic Packaging International, LLC*
30,000	4.750%, 07/15/27	29,490
20,000	3.500%, 03/01/29	18,481
51,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	47,458
101,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	100,890
	Herc Holdings, Inc.*
65,000	5.500%, 07/15/27	64,841
23,000	6.625%, 06/15/29	23,529
	JELD-WEN, Inc.*
34,000	7.000%, 09/01/32^	32,435
25,000	4.875%, 12/15/27	24,149
70,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	67,432
45,000	Knife River Holding Company*
	7.750%, 05/01/31	47,012
45,000	Masterbrand, Inc.*
	7.000%, 07/15/32	46,046
33,000	Moog, Inc.*
	4.250%, 12/15/27	31,717
52,000	Novelis Corp.*
	4.750%, 01/30/30	48,953

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
27,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	$27,096
22,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	22,107
	Sealed Air Corp.*
11,000	5.000%, 04/15/29	10,663
10,000	6.500%, 07/15/32^	10,178
	Sealed Air Corp./Sealed Air Corp. U.S.*
35,000	6.125%, 02/01/28	35,350
10,000	7.250%, 02/15/31	10,412
40,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	35,364
10,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	10,105
50,000	Standard Industries, Inc.*
	5.000%, 02/15/27	49,380
	TransDigm, Inc.*
45,000	6.875%, 12/15/30	46,141
35,000	6.750%, 08/15/28	35,651
29,000	6.625%, 03/01/32	29,552
15,000	7.125%, 12/01/31	15,516
13,757	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	12,969
44,000	Vertiv Group Corp.*
	4.125%, 11/15/28	41,860
46,000	Wabash National Corp.*
	4.500%, 10/15/28	42,537
44,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	44,503
	Williams Scotsman, Inc.*
27,000	4.625%, 08/15/28	26,548
20,000	7.375%, 10/01/31	20,925
15,000	6.625%, 06/15/29	15,384
		1,905,326
	Information Technology (0.6%)
80,000	Clarivate Science Holdings Corp.*
	3.875%, 07/01/28	75,416
39,000	Clear Channel Worldwide Holdings, Inc.*
	5.125%, 08/15/27	38,009
23,000	Coherent Corp.*
	5.000%, 12/15/29	22,167
21,000	Dell International, LLC / EMC Corp.µ
	6.020%, 06/15/26	21,293
22,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	21,425
26,000	Fair Isaac Corp.*
	4.000%, 06/15/28	24,793
50,000	KBR, Inc.*
	4.750%, 09/30/28	47,527
22,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	22,355
20,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	21,238
34,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	32,112
	Open Text Corp.*
39,000	3.875%, 02/15/28	37,097
20,000	6.900%, 12/01/27	20,699
16,000	3.875%, 12/01/29	14,699
16,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	14,346
37,000	Playtika Holding Corp.*
	4.250%, 03/15/29	34,206
60,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	56,337
	Twilio, Inc.
30,000	3.625%, 03/15/29	27,908
11,000	3.875%, 03/15/31	9,995
42,000	UKG, Inc.*
	6.875%, 02/01/31	42,900
65,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	59,183
20,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	20,482
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	46,074
		710,261
	Materials (0.5%)
25,000	ArcelorMittal, SA
	7.000%, 10/15/39	26,785
27,000	ATI, Inc.
	5.875%, 12/01/27	26,922
45,000	Avient Corp.*
	6.250%, 11/01/31	44,887
	Chemours Company*
37,000	8.000%, 01/15/33	36,713
23,000	4.625%, 11/15/29^	20,423
65,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	61,717
35,000	Cleveland-Cliffs, Inc.*
	7.000%, 03/15/32	34,977
	Commercial Metals Company
22,000	4.125%, 01/15/30	20,441
11,000	4.375%, 03/15/32	10,026
40,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	40,130
40,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	38,580
	Mercer International, Inc.
48,000	5.125%, 02/01/29	42,618
20,000	12.875%, 10/01/28*	21,623
56,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	53,925
45,000	Terex Corp*
	6.250%, 10/15/32	44,576
17,850	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	13,659
		538,002
	Other (0.1%)
	EchoStar Corp.
62,544	6.750%, 11/30/30	57,812
43,945	10.750%, 11/30/29	47,387
25,000	Gen Digital, Inc.*
	6.750%, 09/30/27	25,446
		130,645
	Real Estate (0.1%)
34,000	EPR Propertiesµ
	3.750%, 08/15/29	31,538

See accompanying Notes to Schedule of Investments

6

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
38,000		Forestar Group, Inc.*
		5.000%, 03/01/28	$36,825
50,000		MIWD Holdco II, LLC / MIWD Finance Corp.*
		5.500%, 02/01/30	47,699
			116,062
		Special Purpose Acquisition Companies (0.1%)
		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
45,000		6.750%, 01/15/30	42,453
23,000		4.625%, 01/15/29	21,653
50,000		W.R. Grace Holding, LLC*
		7.375%, 03/01/31	51,663
			115,769
		Utilities (0.2%)
17,000		AES Corp.‡
		7.600%, 01/15/55
		5 year CMT + 3.20%	17,317
20,000		Dominion Energy, Inc.‡
		6.625%, 05/15/55
		5 year CMT + 2.21%	20,288
45,000		Duke Energy Corp.‡
		6.450%, 09/01/54
		5 year CMT + 2.59%	45,351
20,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 year CMT + 2.67%	20,478
25,000		Evergy, Inc.‡
		6.650%, 06/01/55
		5 year CMT + 2.56%	25,147
17,000		NiSource, Inc.^‡
		6.950%, 11/30/54
		5 year CMT + 2.45%	17,393
16,000		PPL Capital Funding, Inc.‡
		7.251%, 03/30/67
		3 mo. SOFR + 2.93%	16,001
		Vistra Corp.*‡
20,000		7.000%, 12/15/26
		5 year CMT + 5.74%	20,067
10,000		8.000%, 10/15/26
		5 year CMT + 6.93%	10,237
			192,279
		Total Corporate Bonds
		(Cost $14,426,983)	14,018,988

Convertible Bonds (30.8%)
		Communication Services (1.3%)
580,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	730,261
600,000		Xiaomi Best Time International, Ltd.
		0.000%, 12/17/27	714,348
			1,444,609
		Consumer Discretionary (7.7%)
2,224,500	EUR	Accor, SA
		0.700%, 12/07/27	1,342,503
1,764,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	2,064,815
1,002,000		JD.com, Inc.*^
		0.250%, 06/01/29	1,149,384
685,000		Marriott Vacations Worldwide Corp.µ
		0.000%, 01/15/26	654,744
430,000		Rivian Automotive, Inc.µ
		3.625%, 10/15/30	383,938
2,131,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	2,691,282
500,000	GBP	WH Smith, PLC
		1.625%, 05/07/26	596,559
			8,883,225
		Consumer Staples (1.4%)
925,000		Post Holdings, Inc.
		2.500%, 08/15/27	1,040,375
915,000	CAD	Premium Brands Holdings Corp.µ
		4.200%, 09/30/27	613,595
			1,653,970
		Energy (1.6%)
1,000,000	EUR	Eni S.p.A
		2.950%, 09/14/30	1,063,449
400,000		Nabors Industries, Inc.
		1.750%, 06/15/29	288,612
300,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	433,670
			1,785,731
		Financials (1.2%)
848,000		Coinbase Global, Inc.µ
		0.500%, 06/01/26	944,011
400,000	EUR	LEG Properties, BVµ
		1.000%, 09/04/30	426,201
			1,370,212
		Health Care (0.4%)
410,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	472,390

		Industrials (0.4%)
358,000		Granite Construction, Inc.*
		3.250%, 06/15/30	472,585

		Information Technology (11.7%)
483,000		BILL Holdings, Inc.*
		0.000%, 04/01/30	517,486
2,170,000		Datadog, Inc.*µ
		0.000%, 12/01/29	2,139,273
815,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	884,837
1,400,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	1,538,642
440,000		Itron, Inc.*^
		1.375%, 07/15/30	459,690
1,558,000		Snowflake, Inc.*µ
		0.000%, 10/01/29	2,069,897
2,684,000		Spotify USA, Inc.µ
		0.000%, 03/15/26	3,187,250
300,000		Wiwynn Corp.
		0.000%, 07/17/29	312,444
713,000		Workiva, Inc.
		1.250%, 08/15/28	719,973

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
1,440,000		Xero Investments, Ltd.
		1.625%, 06/12/31	$1,749,355
			13,578,847
		Materials (0.8%)
315,000		Fortuna Mining Corp.*µ
		3.750%, 06/30/29	347,174
80,000,000	JPY	Resonac Holdings Corp.µ
		0.000%, 12/29/28	573,734
			920,908
		Other (0.0%)
20,000		Multiplan Corp.*
		6.000%, 10/15/27
		7.000% PIK rate	13,435

		Real Estate (0.4%)
480,000		Digital Realty Trust, LP*
		1.875%, 11/15/29	487,527

		Utilities (3.9%)
991,000		Duke Energy Corp.
		4.125%, 04/15/26	1,028,757
688,000		NextEra Energy Capital Holdings, Inc.*
		3.000%, 03/01/27	794,275
2,601,000		Southern Company*µ~
		4.500%, 06/15/27	2,735,888
			4,558,920
		Total Convertible Bonds
		(Cost $34,361,881)	35,642,359

Bank Loans (11.9%) ¡
		Airlines (0.6%)
297,750		Air Canada‡
		6.337%, 03/21/31
		3 mo. SOFR + 2.00%	300,029
362,928		United Airlines, Inc.‡
		6.297%, 02/22/31
		3 mo. SOFR + 2.00%	364,645
			664,674
		Communication Services (1.8%)
238,925		APi Group DE, Inc.‡
		6.312%, 01/03/29
		1 mo. SOFR + 2.00%	239,813
11,352		Audacy Capital Corp.‡
		10.426%, 10/01/29
		1 mo. SOFR + 6.00%	10,366
1,261		Audacy Capital Corp.‡
		11.426%, 10/02/28
		1 mo. SOFR + 7.00%	1,272
249,344		Charter Communications Operating, LLC‡
		6.560%, 12/15/31
		3 mo. SOFR + 2.25%	249,391
24,872		Cincinnati Bell, Inc.‡
		7.062%, 11/22/28
		1 mo. SOFR + 2.75%	24,979
79,373		CSC Holdings, LLC‡
		7.173%, 04/15/27
		6 mo. USD LIBOR + 2.50%	74,103
455,835		Go Daddy Operating Company, LLC‡
		6.062%, 11/09/29
		1 mo. SOFR + 1.75%	456,993
34,825		Gray Television, Inc.‡
		9.587%, 06/04/29
		1 mo. SOFR + 5.25%	33,053
217,415		Nexstar Broadcasting, Inc.‡
		6.926%, 09/18/26
		1 mo. SOFR + 2.50%	218,366
497,494		SBA Senior Finance II, LLC‡
		6.070%, 01/25/31
		1 mo. SOFR + 1.75%	498,543
44,888		TripAdvisor, Inc.‡
		7.062%, 07/08/31
		1 mo. SOFR + 2.75%	45,168
295,000		Virgin Media Bristol, LLC‡
		6.921%, 01/31/28
		1 mo. SOFR + 2.50%	290,944
			2,142,991
		Consumer Discretionary (3.3%)
497,500		1011778 B.C. Unlimited Liability Company‡
		6.062%, 09/20/30
		1 mo. SOFR + 1.75%	496,567
496,872		Adient U.S., LLC‡
		6.562%, 01/31/31
		1 mo. SOFR + 2.25%	499,339
248,737		Aramark Services, Inc.‡
		6.312%, 06/22/30
		1 mo. SOFR + 2.00%	250,323
187,288		Carnival Corp.‡
		6.302%, 08/08/27
		1 mo. SOFR + 2.00%	188,575
247,500		Flutter Financing, BV‡
		6.079%, 11/30/30
		3 mo. SOFR + 1.75%	248,031
248,125		Installed Building Products, Inc.‡
		6.062%, 03/28/31
		1 mo. SOFR + 1.75%	249,738
45,000		Life Time Fitness, Inc.‡
		6.796%, 11/05/31
		3 mo. SOFR + 2.50%	45,281
496,870		Light & Wonder International, Inc.‡
		6.551%, 04/14/29
		1 mo. SOFR + 2.25%	499,616
246,164		Murphy USA, Inc.‡
		6.202%, 01/31/28
		1 mo. SOFR + 1.75%	247,626
24,875		Peloton Interactive, Inc.‡
		10.312%, 05/23/29
		1 mo. SOFR + 6.00%	25,497
494,937		PENN Entertainment, Inc.‡
		6.812%, 05/03/29
		1 mo. SOFR + 2.50%	498,681
248,750		Six Flags Entertainment Corp.‡
		6.357%, 05/01/31
		1 mo. SOFR + 2.00%	249,838
297,750		Station Casinos, LLC‡
		6.312%, 03/14/31
		1 mo. SOFR + 2.00%	298,701
			3,797,813

See accompanying Notes to Schedule of Investments

8

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Staples (0.9%)
141,930	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	$146,247
34,913	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	34,996
498,790	Organon & Company‡
	6.549%, 05/19/31
	1 mo. SOFR + 2.25%	501,284
354,741	Perrigo Investments, LLC‡
	6.312%, 04/20/29
	1 mo. SOFR + 2.00%	355,850
51,869	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	51,282
		1,089,659
	Energy (0.3%)
246,875	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	247,724
59,546	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	59,565
		307,289
	Financials (1.0%)
54,638	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	54,977
498,744	Avolon TLB Borrower 1 (US), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	499,305
248,744	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	249,241
356,577	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	357,989
45,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	45,259
		1,206,771
	Health Care (1.1%)
19,901	Avantor Funding, Inc.‡
	6.412%, 11/08/27
	1 mo. SOFR + 2.00%	20,041
249,375	DaVita, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	250,279
391,404	Elanco Animal Health, Inc.‡
	6.187%, 08/01/27
	1 mo. SOFR + 1.75%	391,584
77,409	IQVIA, Inc.‡
	6.329%, 01/02/31
	3 mo. SOFR + 2.00%	78,079
496,253	Medline Borrower, LP‡
	6.562%, 10/23/28
	1 mo. SOFR + 2.25%	499,159
		1,239,142
	Industrials (1.3%)
246,237	Beacon Roofing Supply, Inc.‡
	6.312%, 05/19/28
	1 mo. SOFR + 2.00%	247,336
248,744	EMRLD Borrower, LP‡
	6.933%, 05/31/30
	6 mo. SOFR + 2.50%	249,761
14,963	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	15,033
355,126	JELD-WEN, Inc.‡
	6.426%, 07/28/28
	1 mo. SOFR + 2.00%	355,904
44,775	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	45,202
23,622	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	23,733
495,628	TransDigm, Inc.‡
	7.079%, 08/24/28
	3 mo. SOFR + 2.75%	498,491
84,575	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	84,987
		1,520,447
	Information Technology (0.9%)
45,616	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	45,866
217,441	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	218,766
402,402	Open Text Corp.‡
	6.062%, 01/31/30
	1 mo. SOFR + 1.75%	403,386
253,397	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	254,398
157,608	TTM Technologies, Inc.‡
	6.587%, 05/30/30
	1 mo. SOFR + 2.25%	158,495
		1,080,911
	Materials (0.7%)
510,823	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 1.75%	513,485
248,741	Chemours Company‡
	7.312%, 08/18/28
	1 mo. SOFR + 3.00%	251,228
		764,713
	Total Bank Loans
	(Cost $13,773,005)	13,814,410

See accompanying Notes to Schedule of Investments

9

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE

Warrants (0.0%) #
		Communication Services (0.0%)
153		Audacy Capital Corp.
		09/30/28, Strike $1.00	$—
25		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
2,607		Mcdermott International, Ltd.
		06/30/27, Strike $15.98	1
2,347		Mcdermott International, Ltd.
		06/30/27, Strike $12.33	—
			1
		Total Warrants
		(Cost $1,002)	1

Common Stocks (80.5%)
		Communication Services (8.3%)
1,310	INR	Affle India, Ltd.#	22,794
12,345		Alphabet, Inc. - Class Aµ	2,518,627
925		Altice USA, Inc. - Class A^#	2,599
553		Audacy, Inc.#	10,507
1,050		Baidu, Inc. (ADR)µ#	95,130
5,200	GBP	Baltic Classifieds Group, PLCµ	22,054
310		Cumulus Media, Inc. - Class A#	276
36,650	EUR	Deutsche Telekom, AGµ	1,229,569
1,010	SEK	Hemnet Group, AB	33,562
2,685		Meta Platforms, Inc. - Class Aµ	1,850,448
120,000	HKD	Mobvista, Inc.*µ#	110,587
20,730	ZAR	MTN Group, Ltd.	127,158
1,110		Netflix, Inc.µ#	1,084,204
617	EUR	Scout24, SE*µ	59,998
2,455		Sea, Ltd. (ADR)#	298,994
8,800	HKD	Tencent Holdings, Ltd.~	463,014
15,060		Tencent Holdings, Ltd. (ADR)^	798,481
16,945	GBP	Trustpilot Group, PLC*µ#	69,553
7,610		Walt Disney Companyµ	860,387
			9,657,942
		Consumer Discretionary (12.2%)
37,500	HKD	Alibaba Group Holding, Ltd.~	459,993
1,745		Alibaba Group Holding, Ltd. (ADR)	172,476
12,480		Amazon.com, Inc.µ#	2,966,246
10,805	INR	Amber Enterprises India, Ltd.#	806,285
83,000	AED	Americana Restaurants International, PLC	53,036
9,604		Aptiv, PLCµ#	599,482
2,590	SEK	Betsson, AB - Class B	35,398
221	EUR	Brunello Cucinelli S.p.A~	28,413
3,900	CNY	BYD Company, Ltd. - Class A	148,055
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	47,948
146,900	PHP	DigiPlus Interactive Corp.	67,574
1,620	INR	Dixon Technologies India, Ltd.	279,442
3,560		Flutter Entertainment, PLC#	950,413
35,700	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	293,974
910		Global-e Online, Ltd.µ#	54,500
72,500	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	318,260
65,841	INR	Indian Hotels Company, Ltd.	579,321
45,700	HKD	JD.com, Inc. - Class A~	929,575
48,000	HKD	Jiumaojiu International Holdings, Ltd.*~	16,267
33,500	HKD	Li Ning Company, Ltd.~	69,275
280	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	204,793
8,048	INR	Mahindra & Mahindra, Ltd.	277,534
13,697		MakeMyTrip, Ltd.µ^#	1,496,671
14,700	HKD	Meituan - Class B*µ#	279,779
208		MercadoLibre, Inc.µ#	399,816
98,400	HKD	MGM China Holdings, Ltd.~	138,605
11,570		NIO, Inc. (ADR)#	49,982
64,000	HKD	Sands China, Ltd.~#	153,857
3,205		Tesla, Inc.µ#	1,296,743
840	SEK	Thule Group, AB*	26,596
38,700	JPY	Toyota Motor Corp.~	734,120
3,250	HKD	Yum China Holdings, Inc.~	148,223
640	EUR	Zalando, SE*µ#	23,852
23,000	HKD	Zhongsheng Group Holdings, Ltd.~	36,374
			14,142,878
		Consumer Staples (4.9%)
1,500		Constellation Brands, Inc. - Class Aµ	271,200
1,130		Costco Wholesale Corp.µ	1,107,264
944	GBP	Cranswick, PLCµ	58,793
29,730	CNY	Eastroc Beverage Group Company, Ltd. - Class A	996,185
2,292	INR	Gillette India, Ltd.	227,078
700	CNY	Kweichow Moutai Company, Ltd. - Class A	139,076
1,400	JPY	Lifedrink Company, Inc.~	19,326
5,900	CHF	Nestle, SAµ	501,150
20,332	BRL	Raia Drogasil, SA	73,374
410	KRW	Samyang Foods Company, Ltd.	192,007
26,000	HKD	Smoore International Holdings, Ltd.*	42,091
400	JPY	Toyo Suisan Kaisha, Ltd.~	25,846
15,500	GBP	Unilever, PLCµ	887,794
11,000		Walmart, Inc.µ	1,079,760
			5,620,944
		Energy (3.7%)
11,650	GBP	BP, PLCµ	60,269
33,280	CAD	Canadian Natural Resources, Ltd.µ	1,010,983
13,425	CAD	CES Energy Solutions Corp.µ	79,533
180		Cheniere Energy Partners, LP	11,045
8,810		Chevron Corp.µ	1,314,364
2,552		Energy Transfer, LP	52,265
1,160		Enterprise Products Partners, LP	37,874
341		EP Energy Corp.#	554
8,880		EQT Corp.µ	453,945
1		Gulfport Energy Corp.µ#	178
11,400		Helmerich & Payne, Inc.µ^	360,126
46,000	THB	PTT Exploration & Production, PCL	173,041
137,695	EUR	Saipem S.p.A#	335,998
2,350	CAD	Secure Waste Infrastructure Corp.µ	24,287
10,455		TechnipFMC, PLCµ	314,173
			4,228,635

See accompanying Notes to Schedule of Investments

10

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
		Financials (9.6%)
116,000	HKD	AIA Group, Ltd.~	$815,497
49,400	BRL	B3, SA - Brasil Bolsa Balcao	94,590
588,528	IDR	Bank Mandiri Persero, Tbk PT	216,238
8,315		Bank of New York Mellon Corp.µ	714,508
101,830	PHP	Bank of the Philippine Islands	202,852
355	EUR	BAWAG Group, AG*µ	32,091
3,640	INR	BSE, Ltd.	222,037
4,800	JPY	Concordia Financial Group, Ltd.~	27,871
680	CAD	Definity Financial Corp.µ	26,740
85,640	EUR	Eurobank Ergasias Services and Holdings, SA	214,333
29,304	AED	First Abu Dhabi Bank, PJSC	115,920
1,510		Goldman Sachs Group, Inc.µ	967,004
10,400	HKD	Hong Kong Exchanges & Clearing, Ltd.~	407,052
7,000		ICICI Bank, Ltd. (ADR)	200,690
35,025		Itau Unibanco Holding, SA (ADR)	203,145
8,325		JPMorgan Chase & Company^	2,225,272
6,640	KRW	KB Financial Group, Inc.	416,005
630,970	THB	Krung Thai Bank PCL	427,946
8,190	KRW	Meritz Financial Group, Inc.#	640,632
15,718	INR	PB Fintech, Ltd.#	313,424
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H~	273,088
29,400	JPY	Sumitomo Mitsui Financial Group, Inc.~	724,507
115	CHF	Swissquote Group Holding, SA	49,923
15,660	EUR	UniCredit, S.p.A.~	719,158
10,945		Wells Fargo & Companyµ	862,466
			11,112,989
		Health Care (6.4%)
3,125	INR	Apollo Hospitals Enterprise, Ltd.	245,865
5,325	GBP	AstraZeneca, PLCµ	747,500
1,405	SEK	BoneSupport Holding, AB*#	44,040
1,250	KRW	Dentium Company, Ltd.	59,610
1,715		Eli Lilly & Companyµ	1,391,002
4,030	CHF	Galderma Group, AG^#	489,839
286,380	MXN	Genomma Lab Internacional, SAB de CV - Class B	389,312
6,000	EUR	Gerresheimer, AGµ	420,242
1,310		Humana, Inc.µ	384,131
4,510	BRL	Hypera, SA	14,107
19,829		Novo Nordisk, A/S (ADR)	1,674,559
400	EUR	Recordati Industria Chimica e Farmaceutica S.p.A	24,306
21,000	CHF	Sandoz Group, AG	1,005,424
2,400	JPY	Santen Pharmaceutical Company, Ltd.~	24,151
1,800	JPY	Shofu, Inc.~	24,665
980	SEK	Surgical Science Sweden, AB#	15,282
770		UnitedHealth Group, Inc.µ	417,717
			7,371,752
		Industrials (7.0%)
600	JPY	BayCurrent, Inc.~	25,585
57	CHF	Burckhardt Compression Holding, AG	43,066
8,140	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	290,227
400	EUR	DO & CO, AGµ#	80,170
7,345		Flowserve Corp.µ	459,944
2,825		GE Vernova, Inc.µ	1,053,386
45,475		Grab Holdings, Ltd. - Class Aµ#	208,275
1,518	KRW	Hanwha Aerospace Company, Ltd.#	415,911
2,136	KRW	HD Hyundai Electric Company, Ltd.	596,805
3,332	INR	Hindustan Aeronautics, Ltd.	151,707
49,700	JPY	Hitachi, Ltd.~	1,249,479
900	JPY	IHI Corp.~	53,845
23,210	PHP	International Container Terminal Services, Inc.	138,586
1,255	SEK	INVISIO, AB	37,352
2,600	JPY	Japan Elevator Service Holdings Company, Ltd.~	50,326
998,000	HKD	Lonking Holdings, Ltd.~	216,920
1,080	CAD	MDA Space, Ltd.µ#	17,136
2,495	SEK	Munters Group, AB*	39,641
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	63,414
2,085	CHF	R&S Group Holding, AG	43,146
120,015	GBP	Rolls-Royce Holdings, PLCµ#	894,849
44,100	CNY	Sany Heavy Industry Company, Ltd. - Class A	98,017
1,685	EUR	Schneider Electric, SEµ	427,357
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A	67,380
4,250		Waste Management, Inc.µ	936,105
31,037	BRL	WEG, SA	292,310
42,900	CNY	Yutong Bus Company, Ltd. - Class A	168,602
			8,119,541
		Information Technology (26.8%)
12,600	TWD	Accton Technology Corp.	289,339
6,295	TWD	Alchip Technologies, Ltd.	585,622
13,520	TWD	All Ring Tech Company, Ltd.	173,592
11,805		Apple, Inc.^	2,785,980
2,370		ASML Holding, NVµ	1,752,165
3,230		Broadcom, Inc.µ	714,702
165		Camtek Ltd.µ	15,599
1,580	TWD	Chroma ATE, Inc.	17,793
370	CAD	Descartes Systems Group, Inc.µ#	42,829
9,280	TWD	FOCI Fiber Optic Communications, Inc.	99,035
4,100	CNY	Iflytek Company, Ltd. - Class A	28,739
4,700		International Business Machines Corp.µ	1,201,790
2,500	JPY	Keyence Corp.~	1,076,772
95,000	HKD	Kingdee International Software Group Company, Ltd.~#	126,079
2,595	AUD	Life360, Inc.*µ#	40,213
4,010		Marvell Technology, Inc.µ	452,569
9,460	TWD	MediaTek, Inc.	409,684
8,000		Microsoft Corp.^	3,320,480
315	EUR	Nemetschek, SEµ	37,636
41,698		NVIDIA Corp.µ^	5,006,679
350	JPY	OBIC Business Consultants Company, Ltd.~	17,545
5,565		Oracle Corp.µ	946,384
10,915	KRW	Samsung Electronics Company, Ltd.	389,815
4,166	EUR	SAP, SEµ	1,148,042
470		ServiceNow, Inc.µ#	478,639
3,000	JPY	SHIFT, Inc.~#	24,744
4,450		Shopify, Inc. - Class A#	519,760
3,430		SimilarWeb, Ltd.#	55,600

See accompanying Notes to Schedule of Investments

11

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
5,479	KRW	SK Hynix, Inc.	$737,635
187,160	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,246,107
2,590	AUD	Technology One, Ltd.µ	49,244
8,300	BRL	TOTVS, SA	48,374
15,520		Unity Software, Inc.µ^#	344,544
24,000	CNY	Venustech Group, Inc. - Class A	49,601
13,605	AUD	WiseTech Global, Ltd.µ	1,029,935
150,000	HKD	Xiaomi Corp. - Class B*µ#	751,808
			31,015,074
		Materials (1.0%)
1,780	CAD	Alamos Gold, Inc. - Class Aµ	37,220
38,990		Cemex, SAB de CV (ADR)	231,211
1,500	JPY	Kuraray Company, Ltd.~	21,960
1,505		Linde, PLCµ	671,411
2,500	JPY	Resonac Holdings Corp.~	60,604
5,575	ZAR	Sasol, Ltd.	25,858
1,206	EUR	SOL S.p.A	49,168
5,250		Vale, SA (ADR)^	48,773
			1,146,205
		Other (0.0%)
70		Rite Aid Equity Equity#	2,450

		Real Estate (0.6%)
179,500	PHP	Ayala Land, Inc.	68,298
25,650	INR	Macrotech Developers, Ltd.*	357,322
17,725	INR	Prestige Estates Projects, Ltd.	282,787
			708,407
		Total Common Stocks (Cost $96,503,358)	93,126,817

Preferred Stocks (0.0%)
		Communication Services (0.0%)
1,122		Qwest Corp.
		6.500%, 09/01/56	19,355
340		Telephone and Data Systems, Inc.
		6.625%, 03/31/26	7,592
		United States Cellular Corp.
289		5.500%, 03/01/70	6,401
33		5.500%, 06/01/70	734
			34,082
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.#	4,575
		Total Preferred Stocks (Cost $65,264)	38,657

Exchange-Traded Funds (7.9%)
		Other (7.9%)
37,000		Franklin Senior Loan ETF	903,170
189,615		Invesco Senior Loan ETF	3,991,396
6,150		iShares MSCI Saudi Arabia ETF^	259,899
95,750		SPDR Blackstone Senior Loan ETF^	4,017,670
		Total Exchange-Traded Funds (Cost $9,289,464)	9,172,135

Convertible Preferred Stocks (4.9%)
		Energy (0.0%)
1		Gulfport Energy Corp.#
		10.000%, 03/03/25
		15.000% PIK rate	13,000

		Financials (2.1%)
15,300		Apollo Global Management, Inc.
		6.750%, 07/31/26	1,362,924
17,185		Ares Management Corp.
		6.750%, 10/01/27	1,042,958
			2,405,882
		Industrials (2.8%)
54,190		Boeing Company
		6.000%, 10/15/27	3,292,584
		Total Convertible Preferred Stocks (Cost $5,166,066)	5,711,466

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (1.2%) #
	Communication Services (0.2%)
201	Sea, Ltd.
2,447,979	Call, 03/21/25, Strike $120.00	223,110

	Consumer Discretionary (0.0%)
3	MercadoLibre, Inc.
576,657	Call, 03/21/25, Strike $2,000.00	26,340

	Financials (0.3%)
69	Visa, Inc.
2,358,420	Call, 05/16/25, Strike $310.00	263,407
122	Wintrust Financial Corp.
1,595,882	Call, 03/21/25, Strike $130.00	76,250
		339,657
	Health Care (0.2%)
165	Boston Scientific Corp.
1,688,940	Call, 05/16/25, Strike $90.00	248,325

	Industrials (0.1%)
1,251	Grab Holdings, Ltd.
572,958	Call, 04/17/25, Strike $5.50	28,148

	Information Technology (0.1%)
	Broadcom, Inc.
90
1,991,430	Call, 03/21/25, Strike $250.00	64,800
19
420,413	Call, 03/21/25, Strike $240.00	18,240

See accompanying Notes to Schedule of Investments

12

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
42	Taiwan Semiconductor Manufacturing Company, Ltd.
879,144	Call, 03/21/25, Strike $210.00	$54,075
		137,115
	Other (0.3%)
403	Invesco QQQ Trust Series 1
21,048,287	Put, 03/21/25, Strike $500.00	267,793
610	iShares MSCI EAFE ETF
4,833,640	Call, 03/21/25, Strike $80.00	72,285
294	iShares Russell 2000 Value ETF
4,923,618	Call, 02/21/25, Strike $190.00	16,170
		356,248
	Total Purchased Options (Cost $1,509,664)	1,358,943

TOTAL INVESTMENTS (149.3%) (Cost $175,096,687)		172,883,776

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.2%)		(13,000,000)

LIABILITIES, LESS OTHER ASSETS (-38.1%)		(44,119,738)

NET ASSETS (100.0%)		$115,764,038

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $67,299,887.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $157,779.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$14,018,988	$—	$14,018,988
Convertible Bonds	—	35,642,359	—	35,642,359
Bank Loans	—	13,814,410	—	13,814,410
Warrants	—	1	—	1
Common Stocks	53,600,163	39,526,654	—	93,126,817
Preferred Stocks	34,082	4,575	—	38,657
Exchange-Traded Funds	9,172,135	—	—	9,172,135
Convertible Preferred Stocks	5,698,466	13,000	—	5,711,466
Purchased Options	1,358,943	—	—	1,358,943
Total	$69,863,789	$103,019,987	$—	$172,883,776

See accompanying Notes to Schedule of Investments

13

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$125,462,918	72.6%
European Monetary Unit	8,300,949	4.8%
New Taiwan Dollar	7,821,172	4.5%
Hong Kong Dollar	5,438,084	3.1%
Japanese Yen	4,735,080	2.7%
Indian Rupee	3,765,596	2.2%
South Korean Won	3,448,420	2.0%
British Pound Sterling	3,337,371	1.9%
Chinese Yuan Renminbi	2,709,478	1.6%
Swiss Franc	2,132,548	1.2%
Canadian Dollar	1,852,323	1.1%
Australian Dollar	1,119,392	0.7%
Thai Baht	600,987	0.4%
Brazilian Real	522,755	0.3%
Philippine Peso	477,310	0.3%
Mexican Peso	389,312	0.2%
Swedish Krona	231,871	0.1%
Indonesian Rupiah	216,238	0.1%
UAE Dirham	168,956	0.1%
South African Rand	153,016	0.1%
Total Investments	$172,883,776	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $136,690)	$138,284

Corporate Bonds (33.2%)
	Airlines (0.2%)
154,451	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~µ
	4.800%, 02/15/29	153,172
50,509	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	51,022
173,600	American Airlines Pass Through Trust Series 2021-1, Class Bµ
	3.950%, 01/11/32	162,052
60,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~
	5.500%, 04/20/26	60,021
158,917	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	148,179
121,773	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	123,746
		698,192
	Communication Services (1.9%)
200,000	Altice Financing, SA*
	5.750%, 08/15/29	156,346
200,000	Altice France Holding, SA*
	10.500%, 05/15/27	61,242
225,000	Altice France, SA*
	5.500%, 10/15/29	179,939
162,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	156,874
	Clear Channel Outdoor Holdings, Inc.*
90,000	7.875%, 04/01/30	93,188
85,000	9.000%, 09/15/28	89,544
200,000	Connect Finco SARL / Connect US Finco, LLC*
	9.000%, 09/15/29	179,526
262,000	Consolidated Communications, Inc.*~
	6.500%, 10/01/28	256,398
	CSC Holdings, LLC*
215,000	4.500%, 11/15/31	161,983
200,000	5.750%, 01/15/30	117,170
200,000	4.625%, 12/01/30	109,938
174,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~
	5.875%, 08/15/27	172,370
290,000	Frontier California, Inc.
	6.750%, 05/15/27	294,826
48,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	50,783
292,000	Frontier Florida, LLC
	6.860%, 02/01/28	299,893
280,000	Frontier North, Inc.
	6.730%, 02/15/28	286,062
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~
	3.500%, 03/01/29	152,724
100,000	Gray Media, Inc.*
	5.375%, 11/15/31	59,690
185,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	166,024
	iHeartCommunications, Inc.*
92,000	10.875%, 05/01/30	64,531
62,300	7.750%, 08/15/30	51,048
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	183,298
	Lumen Technologies, Inc.
135,000	7.600%, 09/15/39	108,944
132,750	10.000%, 10/15/32*	132,526
95,000	Match Group Holdings II, LLC*~
	3.625%, 10/01/31	81,776
	Paramount Global~
571,000	6.375%, 03/30/62‡
	5 year CMT + 4.00%	557,599
180,000	4.900%, 08/15/44	138,951
63,000	Qwest Corp.
	7.250%, 09/15/25	62,979
535,000	Rogers Communications, Inc.*~‡
	5.250%, 03/15/82
	5 year CMT + 3.59%	524,599
	Scripps Escrow II, Inc.*
95,000	3.875%, 01/15/29~	69,473
48,000	5.375%, 01/15/31	25,737
100,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	83,932
	Sirius XM Radio, LLC*
233,000	3.875%, 09/01/31~^	200,869
100,000	5.500%, 07/01/29	97,489
90,000	3.125%, 09/01/26~	87,155
175,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	116,245
210,000	Stagwell Global, LLC*~
	5.625%, 08/15/29	202,831
100,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	58,621
	Time Warner Cable, LLC
145,000	6.550%, 05/01/37	142,345
70,000	7.300%, 07/01/38~	72,808
82,000	United States Cellular Corp.
	6.700%, 12/15/33	87,786
	Univision Communications, Inc.*
135,000	8.000%, 08/15/28~	138,090
95,000	8.500%, 07/31/31	95,380
265,000	Vodafone Group, PLC~‡
	7.000%, 04/04/79
	U.S. 5yr Swap + 4.87%	276,154
		6,705,686
	Consumer Discretionary (4.0%)
280,000	Adams Homes, Inc.*
	9.250%, 10/15/28	292,510

See accompanying Notes to Schedule of Investments

1

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
250,000	Adient Global Holdings, Ltd.*~^
	8.250%, 04/15/31	$259,513
95,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	96,311
740,000	Aptiv Swiss Holdings, Ltd.~‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	739,445
167,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	154,645
217,000	At Home Group, Inc.*
	4.875%, 07/15/28	90,276
	Bath & Body Works, Inc.
254,000	6.694%, 01/15/27	259,804
145,000	6.875%, 11/01/35~	149,785
200,000	Benteler International AG*~
	10.500%, 05/15/28	212,304
118,000	Caesars Entertainment, Inc.*~
	4.625%, 10/15/29	111,394
	Carnival Corp.*
92,000	7.625%, 03/01/26~	92,197
89,000	4.000%, 08/01/28~	84,988
12,000	7.000%, 08/15/29	12,590
	Carvana Company*
44,391	9.000%, 06/01/31	53,394
37,226	9.000%, 06/01/30	41,335
21,136	9.000%, 12/01/28	22,785
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
750,000	4.750%, 03/01/30~	695,213
250,000	4.500%, 08/15/30~	227,035
220,000	6.375%, 09/01/29~	220,172
186,000	4.250%, 02/01/31~	165,229
185,000	5.125%, 05/01/27	181,855
96,000	4.750%, 02/01/32~	85,498
115,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	110,945
	Churchill Downs, Inc.*
96,000	5.750%, 04/01/30~	94,977
92,000	6.750%, 05/01/31	93,753
	Dana, Inc.
155,000	4.250%, 09/01/30	147,306
140,000	4.500%, 02/15/32	131,863
	DISH DBS Corp.
88,000	5.125%, 06/01/29	57,978
72,000	7.375%, 07/01/28	51,819
186,000	DISH Network Corp.*
	11.750%, 11/15/27	196,526
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	192,238
204,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	204,930
190,000	Ford Motor Company
	6.100%, 08/19/32	189,455
	Ford Motor Credit Company, LLC
300,000	4.000%, 11/13/30~	271,773
270,000	5.113%, 05/03/29~	263,766
235,000	7.200%, 06/10/30~	247,925
200,000	7.350%, 11/04/27	209,276
71,000	Gap, Inc.*~
	3.875%, 10/01/31	62,357
90,000	General Motors Company~
	5.200%, 04/01/45	77,558
	General Motors Financial Company, Inc.‡
690,000	5.700%, 09/30/30~
	5 year CMT + 5.00%	672,322
293,000	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	290,820
	goeasy, Ltd.*
315,000	9.250%, 12/01/28	336,675
161,000	7.625%, 07/01/29	166,635
	Goodyear Tire & Rubber Company^
272,000	5.625%, 04/30/33	245,341
100,000	5.250%, 07/15/31	91,705
	Group 1 Automotive, Inc.*
115,000	6.375%, 01/15/30	117,157
79,000	4.000%, 08/15/28~	75,035
40,423	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	40,887
205,000	Kohl's Corp.
	5.550%, 07/17/45	129,125
185,000	LCM Investments Holdings II, LLC*~
	8.250%, 08/01/31	194,579
190,000	Liberty Interactive, LLC
	8.250%, 02/01/30	93,750
	Life Time, Inc.*
190,000	6.000%, 11/15/31	190,072
179,000	8.000%, 04/15/26	179,000
90,000	Light & Wonder International, Inc.*~
	7.500%, 09/01/31	93,813
70,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	73,585
123,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	123,652
125,000	M/I Homes, Inc.
	3.950%, 02/15/30	114,721
	Macy's Retail Holdings, LLC
230,000	6.700%, 07/15/34*	195,125
135,000	4.300%, 02/15/43	93,631
370,000	MGM Resorts International
	6.500%, 04/15/32	370,855
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~
	4.875%, 05/01/29	230,386
	Newell Brands, Inc.
190,000	6.875%, 04/01/36^	194,590
95,000	6.625%, 05/15/32	96,301
64,000	5.700%, 04/01/26~	64,265
90,000	Nordstrom, Inc.~
	5.000%, 01/15/44	68,235
	Patrick Industries, Inc.*
170,000	4.750%, 05/01/29	162,173
95,000	6.375%, 11/01/32	93,825
215,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	196,039
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	196,884
95,000	QVC, Inc.
	5.450%, 08/15/34	58,403
90,000	Raising Cane's Restaurants, LLC*~
	9.375%, 05/01/29	96,428

See accompanying Notes to Schedule of Investments

2

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
14,928	Rite Aid Cmsr Note
	12.000%, 12/31/25	$17,167
	Rite Aid Corp.*@
324,000	0.000%, 11/15/26!!	—
58,927	0.000%, 10/18/25	—
	Rite Aid Corp.
105,591	15.000%, 08/30/31	37,671
20,693	11.466%, 08/30/31*
	3 mo. SOFR + 7.00%	18,624
20,067	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
190,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	189,622
	Royal Caribbean Cruises, Ltd.*
24,000	5.625%, 09/30/31	23,851
23,000	6.250%, 03/15/32	23,414
175,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	163,298
275,000	Six Flags Entertainment Corp.*~
	7.250%, 05/15/31	283,426
117,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	110,350
147,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	142,766
190,000	Station Casinos, LLC*~
	4.500%, 02/15/28	182,204
185,000	STL Holding Company, LLC*
	8.750%, 02/15/29	197,316
107,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	107,285
45,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	48,808
175,000	ZF North America Capital, Inc.*~
	7.125%, 04/14/30	175,284
		13,919,823
	Consumer Staples (1.0%)
225,000	APi Group DE, Inc.*
	4.750%, 10/15/29	213,698
290,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	295,139
	Brink's Company*
100,000	6.500%, 06/15/29	102,089
92,000	6.750%, 06/15/32	94,165
218,000	Central Garden & Pet Company*
	4.125%, 04/30/31	195,845
213,000	Edgewell Personal Care Company*~
	4.125%, 04/01/29	199,611
	Energizer Holdings, Inc.*
263,000	4.375%, 03/31/29~	246,200
48,000	6.500%, 12/31/27	48,706
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarlµ
85,000	5.500%, 01/15/30	85,180
51,000	5.750%, 04/01/33	51,150
95,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	98,877
655,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	539,438
	MPH Acquisition Holdings, LLC*
162,159	6.750%, 03/31/31	89,390
70,134	5.750%, 12/31/30	56,195
55,690	11.500%, 12/31/30	47,963
	Performance Food Group, Inc.*
191,000	4.250%, 08/01/29~	179,773
48,000	6.125%, 09/15/32	48,157
140,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	130,096
	Post Holdings, Inc.*
187,000	6.250%, 02/15/32~	187,510
139,000	6.375%, 03/01/33	137,037
182,000	Prestige Brands, Inc.*~
	3.750%, 04/01/31	162,086
140,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	144,271
155,000	United Natural Foods, Inc.*~
	6.750%, 10/15/28	153,920
		3,506,496
	Energy (4.1%)
190,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	191,727
	Buckeye Partners, LP
140,000	6.750%, 02/01/30*	142,549
135,000	5.850%, 11/15/43	118,583
70,000	6.875%, 07/01/29*	71,763
318,000	Civitas Resources, Inc.*~
	8.750%, 07/01/31	335,833
135,000	Continental Resources, Inc.µ
	4.900%, 06/01/44	109,770
150,000	DT Midstream, Inc.*~
	4.125%, 06/15/29	141,962
	Enbridge, Inc.‡
920,000	5.750%, 07/15/80~
	5 year CMT + 5.31%	896,218
680,000	7.375%, 01/15/83~
	5 year CMT + 3.71%	694,042
430,000	7.200%, 06/27/54µ
	5 year CMT + 2.97%	440,943
137,000	7.375%, 03/15/55µ
	5 year CMT + 3.12%	141,979
233,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	247,919
	Energy Transfer, LP‡
440,000	7.125%, 10/01/54
	5 year CMT + 2.83%	450,714
435,000	6.500%, 11/15/26~
	5 year CMT + 5.69%	435,235
345,000	8.000%, 05/15/54
	5 year CMT + 4.02%	364,637
125,000	7.570%, 11/01/66~
	3 mo. SOFR + 3.28%	124,643
205,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	204,590
113,000	EnLink Midstream, LLC*~
	6.500%, 09/01/30	119,041
	Enterprise Products Operating, LLC‡
185,000	7.733%, 08/16/77µ
	3 mo. SOFR + 3.25%	184,478

See accompanying Notes to Schedule of Investments

3

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	5.250%, 08/16/77~
	3 mo. SOFR + 3.29%	$132,647
	EQM Midstream Partners, LP*
310,000	7.500%, 06/01/27	317,979
90,000	6.375%, 04/01/29	91,671
	Genesis Energy, LP / Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30~	203,348
95,000	8.000%, 05/15/33	95,068
265,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	270,165
185,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	192,470
93,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	95,859
190,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	191,053
225,000	Matador Resources Company*
	6.500%, 04/15/32	225,855
190,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	189,487
70,000	Nabors Industries, Inc.*~
	9.125%, 01/31/30	72,822
135,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	130,564
94,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	91,718
192,000	Oceaneering International, Inc.
	6.000%, 02/01/28	190,341
	Parkland Corp.*
285,000	6.625%, 08/15/32	285,881
94,000	5.875%, 07/15/27~	93,788
99,000	Patterson-UTI Energy, Inc.µ
	5.150%, 11/15/29	97,108
	Permian Resources Operating, LLC*
181,000	7.000%, 01/15/32	186,117
48,000	6.250%, 02/01/33	48,163
750,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	750,757
	South Bow Canadian Infrastructure Holdings, Ltd.*‡
660,000	7.625%, 03/01/55
	5 year CMT + 3.95%	679,556
190,000	7.500%, 03/01/55
	5 year CMT + 3.67%	195,993
256,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	270,067
265,000	TGNR Intermediate Holdings, LLC*~
	5.500%, 10/15/29	251,922
	Transocean, Inc.*
228,650	8.750%, 02/15/30	238,624
180,000	8.250%, 05/15/29	180,931
	Venture Global Calcasieu Pass, LLC*~
115,000	6.250%, 01/15/30	117,193
45,000	4.125%, 08/15/31	40,705
45,000	3.875%, 08/15/29	41,669
	Venture Global LNG, Inc.*
1,045,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	1,089,653
230,000	8.375%, 06/01/31~	242,185
140,000	8.125%, 06/01/28~	146,457
100,000	7.000%, 01/15/30	102,298
90,000	9.875%, 02/01/32~	99,153
90,000	9.500%, 02/01/29~	100,365
	Vital Energy, Inc.*
182,000	7.875%, 04/15/32^	179,589
115,000	7.750%, 07/31/29	115,452
280,000	VOC Escrow, Ltd.*~
	5.000%, 02/15/28	274,044
235,000	Weatherford International, Ltd.*~
	8.625%, 04/30/30	243,904
119,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	117,973
		14,097,220
	Financials (13.3%)
285,000	Acrisure, LLC / Acrisure Finance, Inc.*~
	8.250%, 02/01/29	296,155
475,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡
	6.950%, 03/10/55
	5 year CMT + 2.72%	487,231
605,000	Aircastle, Ltd.*‡
	5.250%, 06/15/26
	5 year CMT + 4.41%	597,226
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
190,000	7.375%, 10/01/32	194,302
190,000	6.500%, 10/01/31	190,323
400,000	Allianz, SE*µ‡
	5.600%, 09/03/54
	5 year CMT + 2.77%	395,192
360,000	Allstate Corp.‡
	7.723%, 08/15/53
	3 mo. SOFR + 3.20%	359,467
	Ally Financial, Inc.‡
1,171,000	4.700%, 05/15/26
	5 year CMT + 3.87%	1,125,050
740,000	4.700%, 05/15/28
	7 year CMT + 3.48%	673,200
199,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	189,701
1,025,000	Ares Finance Company III, LLC*µ‡
	4.125%, 06/30/51
	5 year CMT + 3.24%	984,041
195,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	197,367
764,000	AXIS Specialty Finance, LLCµ‡
	4.900%, 01/15/40
	5 year CMT + 3.19%	716,158
185,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	189,388
	Bank of America Corp.‡
646,000	6.125%, 04/27/27~
	5 year CMT + 3.23%	653,804
330,000	6.100%, 03/17/25µ
	3 mo. SOFR + 4.16%	330,241
1,560,000	Bank of New York Mellon Corp.~‡
	4.700%, 09/20/25
	5 year CMT + 4.36%	1,555,180

See accompanying Notes to Schedule of Investments

4

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	Beacon Funding Trust*µ
	6.266%, 08/15/54	$146,259
190,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	195,951
200,000	Boost Newco Borrower LLC*~
	7.500%, 01/15/31	209,598
	BP Capital Markets, PLCµ‡
675,000	4.375%, 06/22/25
	5 year CMT + 4.04%	672,577
480,000	4.875%, 03/22/30
	5 year CMT + 4.40%	462,533
92,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	98,362
330,000	BroadStreet Partners, Inc.*~
	5.875%, 04/15/29	323,430
188,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	180,871
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	201,188
1,213,000	Capital One Financial Corp.~‡
	3.950%, 09/01/26
	5 year CMT + 3.16%	1,171,394
	Charles Schwab Corp.~‡
675,000	5.375%, 06/01/25
	5 year CMT + 4.97%	674,386
338,000	4.000%, 12/01/30
	10 year CMT + 3.08%	300,181
170,000	4.000%, 06/01/26
	5 year CMT + 3.17%	165,696
	Citigroup, Inc.‡
956,000	3.875%, 02/18/26
	5 year CMT + 3.42%	938,018
360,000	4.000%, 12/10/25
	5 year CMT + 3.60%	355,417
350,000	7.625%, 11/15/28
	5 year CMT + 3.21%	367,721
345,000	7.200%, 05/15/29
	5 year CMT + 2.91%	357,530
340,000	7.000%, 08/15/34
	10 year CMT + 2.76%	354,640
335,000	5.950%, 05/15/25
	3 mo. SOFR + 4.17%	335,308
	Citizens Financial Group, Inc.‡
995,000	4.000%, 10/06/26
	5 year CMT + 3.22%	951,907
365,000	5.650%, 10/06/25
	5 year CMT + 5.31%	364,277
830,000	Comerica, Inc.‡
	5.625%, 07/01/25
	5 year CMT + 5.29%	828,041
	Corebridge Financial, Inc.µ‡
510,000	6.375%, 09/15/54
	5 year CMT + 2.65%	505,543
365,000	6.875%, 12/15/52
	5 year CMT + 3.85%	376,052
	Credit Acceptance Corp.
175,000	6.625%, 03/15/26	175,298
125,000	9.250%, 12/15/28*~	133,353
180,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	194,144
500,000	Depository Trust & Clearing Corp.*µ‡
	3.375%, 06/20/26
	5 year CMT + 2.61%	478,390
	Discover Financial Services‡
650,000	5.500%, 10/30/27^
	3 mo. SOFR + 3.34%	634,881
480,000	6.125%, 06/23/25~
	5 year CMT + 5.78%	481,018
765,000	Enstar Finance, LLC~‡
	5.500%, 01/15/42
	5 year CMT + 4.01%	739,372
1,295,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 year CMT + 4.22%	1,279,732
160,000	First Citizens BancShares, Inc.‡
	8.592%, 01/04/27
	3 mo. SOFR + 4.23%	164,941
	GGAM Finance, Ltd.*
210,000	8.000%, 02/15/27	217,006
95,000	5.875%, 03/15/30	94,422
283,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	263,224
	Goldman Sachs Group, Inc.‡
715,000	4.400%, 08/10/25
	5 year CMT + 2.85%	718,074
350,000	7.500%, 05/10/29~
	5 year CMT + 2.81%	367,084
337,000	4.125%, 11/10/26
	5 year CMT + 2.95%	326,300
95,000	HAT Holdings I, LLC / HAT Holdings II, LLC*~
	8.000%, 06/15/27	99,019
	HUB International, Ltd.*~
276,000	5.625%, 12/01/29	270,891
137,000	7.375%, 01/31/32	141,026
	Huntington Bancshares, Inc.‡
765,000	4.450%, 10/15/27~
	7 year CMT + 4.05%	735,762
395,000	5.625%, 07/15/30
	10 year CMT + 4.95%	389,091
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~
	4.375%, 02/01/29	124,536
380,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	373,840
	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
235,000	5.000%, 08/15/28~	222,914
200,000	6.625%, 10/15/31	201,342
1,620,000	JPMorgan Chase & Company~‡
	3.650%, 06/01/26
	5 year CMT + 2.85%	1,583,987
680,000	KeyCorp~‡
	5.000%, 09/15/26
	3 mo. SOFR + 3.87%	663,326
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
195,000	5.250%, 10/01/25	194,875
195,000	4.750%, 06/15/29~	185,576
116,000	7.000%, 07/15/31	119,495
165,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	158,831

See accompanying Notes to Schedule of Investments

5

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Level 3 Financing, Inc.*
136,580	10.000%, 10/15/32	$136,478
90,000	3.875%, 10/15/30	70,956
1,099,000	Liberty Mutual Group, Inc.*~‡
	4.125%, 12/15/51
	5 year CMT + 3.32%	1,051,501
139,000	LPL Holdings, Inc.*~µ
	4.000%, 03/15/29	131,972
	M&T Bank Corp.‡
200,000	7.014%, 08/01/25
	5 year CMT + 3.17%	199,858
200,000	5.125%, 11/01/26~
	3 mo. SOFR + 3.78%	198,134
185,000	Macquarie Airfinance Holdings, Ltd.*~
	8.125%, 03/30/29	195,219
577,000	Markel Corp.~‡
	6.000%, 06/01/25
	5 year CMT + 5.66%	576,227
538,000	MetLife, Inc.µ
	6.400%, 12/15/66	549,201
125,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~
	4.500%, 09/30/28	116,975
95,000	Newmark Group, Inc.
	7.500%, 01/12/29	100,017
250,000	Northern Trust Corp.µ‡
	4.600%, 10/01/26
	3 mo. SOFR + 3.46%	247,075
	OneMain Finance Corp.
130,000	3.875%, 09/15/28~	121,551
90,000	7.500%, 05/15/31	93,675
180,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	184,365
938,000	PartnerRe Finance B, LLC~‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	865,962
	PNC Financial Services Group, Inc.‡
735,000	3.400%, 09/15/26µ
	5 year CMT + 2.60%	699,213
360,000	6.200%, 09/15/27µ
	5 year CMT + 3.24%	363,794
165,000	6.000%, 05/15/27~
	5 year CMT + 3.00%	165,480
190,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	198,598
785,000	QBE Insurance Group, Ltd.*~‡
	5.875%, 05/12/25
	5 year CMT + 5.51%	785,918
185,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	186,647
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~
183,000	3.875%, 03/01/31	161,862
85,000	3.625%, 03/01/29	77,788
95,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	91,188
150,000	Service Properties Trust
	8.375%, 06/15/29	150,068
	Starwood Property Trust, Inc.*
190,000	6.000%, 04/15/30	187,410
95,000	6.500%, 07/01/30	95,977
340,000	State Street Corp.‡
	6.700%, 09/15/29
	5 year CMT + 2.63%	347,922
230,000	StoneX Group, Inc.*
	7.875%, 03/01/31	242,395
	Truist Financial Corp.~‡
685,000	4.950%, 09/01/25
	5 year CMT + 4.61%	682,739
530,000	6.669%, 03/01/25
	5 year CMT + 3.00%	528,595
256,000	5.100%, 03/01/30
	10 year CMT + 4.35%	247,997
655,000	U.S. Bancorp~‡
	5.300%, 04/15/27
	3 mo. SOFR + 3.18%	650,906
	United Wholesale Mortgage, LLC*~
221,000	5.500%, 04/15/29	214,405
90,000	5.750%, 06/15/27	89,533
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*~
118,000	10.500%, 02/15/28	126,229
90,000	6.500%, 02/15/29	82,175
175,000	US Bancorpµ‡
	3.700%, 01/15/27
	5 year CMT + 2.54%	166,521
92,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	95,516
210,000	VZ Secured Financing, BV*~
	5.000%, 01/15/32	187,788
	Wells Fargo & Company‡
1,215,000	7.625%, 09/15/28~
	5 year CMT + 3.61%	1,294,400
1,213,000	3.900%, 03/15/26
	5 year CMT + 3.45%	1,192,233
190,000	XHR, LP*
	6.625%, 05/15/30	192,196
		45,747,315
	Health Care (1.0%)
	CHS/Community Health Systems, Inc.*
377,000	6.125%, 04/01/30~	247,753
137,000	10.875%, 01/15/32~	141,254
108,000	6.875%, 04/15/29	74,979
24,000	5.250%, 05/15/30	20,472
	DaVita, Inc.*
222,000	3.750%, 02/15/31~	195,580
197,000	4.625%, 06/01/30~	183,320
182,000	6.875%, 09/01/32	184,759
	Embecta Corp.*
144,000	5.000%, 02/15/30~	134,086
48,000	6.750%, 02/15/30	46,127
	Encompass Health Corp.~
100,000	4.750%, 02/01/30	96,297
100,000	4.500%, 02/01/28	97,682
200,000	Jazz Securities DAC*~
	4.375%, 01/15/29	190,720
	Medline Borrower, LP*~
233,000	5.250%, 10/01/29	225,868
230,000	3.875%, 04/01/29	214,981

See accompanying Notes to Schedule of Investments

6

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
24,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	$24,418
350,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	316,911
470,000	Tenet Healthcare Corp.
	6.875%, 11/15/31	485,731
	Teva Pharmaceutical Finance Netherlands III, BV
230,000	5.125%, 05/09/29	225,929
200,000	4.750%, 05/09/27	196,886
115,000	3.150%, 10/01/26	111,528
		3,415,281
	Industrials (2.6%)
185,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	189,222
220,000	ACCO Brands Corp.*~
	4.250%, 03/15/29	203,724
	Air Lease Corp.‡
810,000	4.650%, 06/15/26
	5 year CMT + 4.08%	792,601
485,000	4.125%, 12/15/26
	5 year CMT + 3.15%	463,645
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
315,000	4.625%, 01/15/27	309,774
145,000	5.875%, 02/15/28	144,942
	Arcosa, Inc.*
108,000	4.375%, 04/15/29	102,141
95,000	6.875%, 08/15/32	97,480
766,825	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	44,951
151,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	147,962
	Bombardier, Inc.*
90,000	8.750%, 11/15/30~	96,960
70,000	7.000%, 06/01/32	71,506
56,000	7.250%, 07/01/31	57,843
35,000	7.875%, 04/15/27	35,153
191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	180,040
185,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	181,263
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~µ
	4.750%, 10/20/28	47,707
	Deluxe Corp.*
245,000	8.000%, 06/01/29	240,262
50,000	8.125%, 09/15/29	51,512
188,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	191,856
182,000	Emerald Debt Merger Sub, LLC*~
	6.625%, 12/15/30	184,404
	EnerSys*
90,000	6.625%, 01/15/32	91,265
85,000	4.375%, 12/15/27^	82,178
	EquipmentShare.com, Inc.*
72,000	8.000%, 03/15/33	74,961
70,000	8.625%, 05/15/32	74,723
118,000	Graham Packaging Company, Inc.*~
	7.125%, 08/15/28	117,513
88,000	Graphic Packaging International, LLC*
	3.500%, 03/01/29	81,317
203,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	188,900
443,000	H&E Equipment Services, Inc.*~
	3.875%, 12/15/28	442,517
	Herc Holdings, Inc.*
290,000	5.500%, 07/15/27~	289,292
92,000	6.625%, 06/15/29	94,117
	JELD-WEN, Inc.*
139,000	7.000%, 09/01/32^	132,602
95,000	4.875%, 12/15/27	91,766
305,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	293,810
185,000	Knife River Holding Company*
	7.750%, 05/01/31	193,273
185,000	Masterbrand, Inc.*
	7.000%, 07/15/32	189,301
107,000	Moog, Inc.*~
	4.250%, 12/15/27	102,841
172,000	Novelis Corp.*~
	4.750%, 01/30/30	161,921
125,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	125,442
95,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	95,462
	Sealed Air Corp.*
48,000	5.000%, 04/15/29	46,529
45,000	6.500%, 07/15/32^	45,801
	Sealed Air Corp./Sealed Air Corp. U.S.*
144,000	6.125%, 02/01/28~	145,441
50,000	7.250%, 02/15/31	52,061
98,000	Sensata Technologies, Inc.*~
	3.750%, 02/15/31	86,641
50,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	50,527
195,000	Standard Industries, Inc.*~
	5.000%, 02/15/27	192,580
195,000	Stanley Black & Decker, Inc.‡
	4.000%, 03/15/60
	5 year CMT + 2.66%	194,626
	TransDigm, Inc.*
195,000	6.875%, 12/15/30~	199,943
140,000	6.750%, 08/15/28~	142,605
70,000	7.125%, 12/01/31~	72,407
44,000	6.625%, 03/01/32	44,838
56,452	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	53,219
187,000	Vertiv Group Corp.*~
	4.125%, 11/15/28	177,906
201,000	Wabash National Corp.*
	4.500%, 10/15/28	185,867
188,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	190,149
	Williams Scotsman, Inc.*
107,000	4.625%, 08/15/28~	105,207
90,000	7.375%, 10/01/31~	94,161

See accompanying Notes to Schedule of Investments

7

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
75,000	6.625%, 06/15/29	$76,922
		8,915,579
	Information Technology (0.7%)
112,000	Coherent Corp.*~
	5.000%, 12/15/29	107,943
96,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	93,492
56,000	Fair Isaac Corp.*~
	4.000%, 06/15/28	53,399
210,000	KBR, Inc.*
	4.750%, 09/30/28	199,611
95,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	96,530
93,000	NCL Corp., Ltd.*~
	8.125%, 01/15/29	98,754
143,000	ON Semiconductor Corp.*~
	3.875%, 09/01/28	135,061
	Open Text Corp.*~
129,000	3.875%, 02/15/28	122,706
90,000	6.900%, 12/01/27	93,146
72,000	3.875%, 12/01/29	66,146
72,000	Open Text Holdings, Inc.*~
	4.125%, 12/01/31	64,557
161,000	Playtika Holding Corp.*~
	4.250%, 03/15/29	148,843
265,000	TTM Technologies, Inc.*~
	4.000%, 03/01/29	248,822
	Twilio, Inc.~
130,000	3.625%, 03/15/29	120,935
47,000	3.875%, 03/15/31	42,707
69,000	UKG, Inc.*~
	6.875%, 02/01/31	70,479
255,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	232,180
90,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	92,171
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~
	3.875%, 02/01/29	202,726
		2,290,208
	Materials (0.7%)
150,000	ArcelorMittal, SA~
	7.000%, 10/15/39	160,709
90,000	ATI, Inc.
	5.875%, 12/01/27	89,739
190,000	Avient Corp.*
	6.250%, 11/01/31	189,521
	Chemours Company*
160,000	8.000%, 01/15/33	158,760
95,000	4.625%, 11/15/29	84,356
300,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	284,850
140,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	139,909
	Commercial Metals Company
96,000	4.125%, 01/15/30	89,198
48,000	4.375%, 03/15/32	43,751
250,000	Constellium, SE*^
	6.375%, 08/15/32	246,710
165,000	Kaiser Aluminum Corp.*~
	4.625%, 03/01/28	159,143
	Mercer International, Inc.
199,000	5.125%, 02/01/29~	176,688
90,000	12.875%, 10/01/28*	97,302
200,000	OCI, NV*~
	6.700%, 03/16/33	207,184
80,000	Silgan Holdings, Inc.~
	4.125%, 02/01/28	77,035
190,000	Terex Corp*
	6.250%, 10/15/32	188,210
81,600	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	62,441
		2,455,506
	Other (0.3%)
	EchoStar Corp.
277,801	6.750%, 11/30/30	256,782
181,080	10.750%, 11/30/29	195,266
340,000	Everest Reinsurance Holdings, Inc.µ‡
	7.170%, 05/01/67
	3 mo. SOFR + 2.65%	329,283
90,000	Gen Digital, Inc.*
	6.750%, 09/30/27	91,605
		872,936
	Real Estate (0.1%)
152,000	EPR Propertiesµ
	3.750%, 08/15/29	140,995
139,000	Forestar Group, Inc.*
	5.000%, 03/01/28	134,702
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~
	5.500%, 02/01/30	201,288
		476,985
	Special Purpose Acquisition Companies (0.1%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*~
185,000	6.750%, 01/15/30	174,529
96,000	4.625%, 01/15/29	90,376
		264,905
	Utilities (3.2%)
412,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	419,676
520,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 year CMT + 3.25%	496,694
	American Electric Power Company, Inc.‡
200,000	3.875%, 02/15/62
	5 year CMT + 2.68%	190,566
170,000	7.050%, 12/15/54^
	5 year CMT + 2.75%	174,925
170,000	6.950%, 12/15/54^
	5 year CMT + 2.68%	173,505
	CenterPoint Energy, Inc.‡
175,000	7.000%, 02/15/55
	5 year CMT + 3.25%	179,732
175,000	6.850%, 02/15/55^
	5 year CMT + 2.95%	178,047
515,000	CMS Energy Corp.~‡
	4.750%, 06/01/50
	5 year CMT + 4.12%	489,641

See accompanying Notes to Schedule of Investments

8

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Dominion Energy, Inc.‡
440,000	6.625%, 05/15/55µ
	5 year CMT + 2.21%	$446,327
338,000	6.875%, 02/01/55µ^
	5 year CMT + 2.39%	352,057
287,000	4.350%, 01/15/27~
	5 year CMT + 3.20%	279,429
	Duke Energy Corp.‡
865,000	6.450%, 09/01/54µ
	5 year CMT + 2.59%	871,747
273,000	3.250%, 01/15/82~
	5 year CMT + 2.32%	257,999
480,000	Emera, Inc.~‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	485,251
505,000	Entergy Corp.µ‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	517,075
435,000	Evergy, Inc.µ‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	437,549
	National Rural Utilities Cooperative Finance Corp.µ‡
632,000	7.125%, 09/15/53
	5 year CMT + 3.53%	657,230
325,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	322,472
	NextEra Energy Capital Holdings, Inc.‡
345,000	6.700%, 09/01/54µ
	5 year CMT + 2.36%	352,014
344,000	3.800%, 03/15/82~
	5 year CMT + 2.55%	329,986
340,000	6.750%, 06/15/54µ
	5 year CMT + 2.46%	348,435
412,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	421,517
434,000	PPL Capital Funding, Inc.µ‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	434,039
	Sempra‡
490,000	4.875%, 10/15/25~
	5 year CMT + 4.55%	485,164
170,000	6.400%, 10/01/54µ
	5 year CMT + 2.63%	164,446
	Southern Company~‡
928,000	4.000%, 01/15/51
	5 year CMT + 3.73%	914,720
220,000	3.750%, 09/15/51
	5 year CMT + 2.92%	213,910
	Vistra Corp.*‡
225,000	7.000%, 12/15/26
	5 year CMT + 5.74%	225,758
185,000	8.000%, 10/15/26
	5 year CMT + 6.93%	189,388
		11,009,299
	Total Corporate Bonds
	(Cost $115,617,382)	114,375,431

CONVERTIBLE BOND (0.0%)
	Other (0.0%)
95,000	Multiplan Corp.*
	6.000%, 10/15/27
	(Cost $79,289)	63,817

Bank Loans (3.9%) ¡
	Airlines (0.1%)
124,063	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	125,012
107,250	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	109,993
112,442	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	112,974
		347,979
	Communication Services (0.6%)
286,710	APi Group DE, Inc.‡
	6.312%, 01/03/29
	1 mo. SOFR + 2.00%	287,775
74,978	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	68,465
8,328	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	8,401
89,540	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	89,923
110,330	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	110,940
357,180	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. USD LIBOR + 2.50%	333,462
139,060	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	139,535
75,000	Directv Financing, LLC!
	0.000%, 08/02/29	74,614
250,377	Go Daddy Operating Company, LLC‡
	6.062%, 11/09/29
	1 mo. SOFR + 1.75%	251,013
134,325	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	127,491
45,000	Gray Television, Inc.!
	0.000%, 06/04/29	42,711
180,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	106,672
184,538	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	185,691
200,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	197,250
		2,023,943

See accompanying Notes to Schedule of Investments

9

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (0.8%)
51,667	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	$51,828
47,889	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	48,039
44,444	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	44,584
226,977	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	228,017
162,466	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	163,346
98,853	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	99,533
90,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	91,598
45,000	Clarios Global, LP!
	0.000%, 01/14/32	45,150
198,496	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	198,922
52,465	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	53,055
190,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	191,187
196,016	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	197,099
79,600	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	81,590
308,643	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	309,800
298,500	Six Flags Entertainment Corp.‡
	6.357%, 05/01/31
	1 mo. SOFR + 2.00%	299,806
142,144	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	137,213
178,650	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	179,221
121,771	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	122,379
183,043	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	184,854
		2,727,221
	Consumer Staples (0.5%)
629,468	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	648,613
139,650	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	139,985
179,101	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	179,876
298,548	Organon & Company‡
	6.549%, 05/19/31
	1 mo. SOFR + 2.25%	300,041
233,487	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	230,844
114,138	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	116,063
92,500	Veritiv Corp.!
	0.000%, 11/30/30	92,756
		1,708,178
	Energy (0.2%)
171,072	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	171,661
99,000	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	98,737
280,683	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	280,771
		551,169
	Financials (0.6%)
243,354	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	244,864
133,320	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	133,348
334	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	334
223,313	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	223,748
138,603	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	138,759
99,251	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	99,860
240,000	Dragon Buyer, Inc‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	241,436
178,338	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	179,204
138,600	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	138,877

See accompanying Notes to Schedule of Investments

10

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
140,915	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	$141,473
195,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	197,925
185,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	186,064
		1,925,892
	Health Care (0.1%)
299,250	DaVita, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	300,335
207,059	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	197,051
		497,386
	Industrials (0.3%)
180,925	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	139,946
69,825	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	70,155
184,075	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	185,830
94,487	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	94,933
377,652	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	379,493
297,754	Vertiv Group Corp.‡
	6.087%, 03/02/27
	1 mo. SOFR + 1.75%	298,982
		1,169,339
	Information Technology (0.3%)
240,576	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	241,894
182,600	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	183,102
171,982	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	172,507
155,468	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	156,416
166,010	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	166,666
99,500	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	100,204
		1,020,789
	Materials (0.3%)
298,478	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 1.75%	300,033
297,866	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	298,240
219,956	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	221,213
132,821	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	81,512
186,385	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	188,156
		1,089,154
	Special Purpose Acquisition Companies (0.1%)
81,333	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	81,638
43,763	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	44,038
175,950	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	157,884
		283,560
	Total Bank Loans
	(Cost $13,324,907)	13,344,610

U.S. Government and Agency Securities (0.4%)
	Other (0.4%)
	CoBank ACB‡
500,000	7.250%, 07/01/29
	5 year CMT + 2.88%	510,033
250,000	7.125%, 01/01/30
	5 year CMT + 2.82%	254,815
500,000	Farm Credit Bank of Texas‡
	7.750%, 06/15/29
	5 year CMT + 3.29%	523,749
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $1,250,814)	1,288,597

NUMBER OF
SHARES		VALUE

Preferred Stocks (1.9%)
	Communication Services (0.6%)
	AT&T, Inc.µ
18,155	4.750%, 03/02/25	350,028
5,425	5.350%, 11/01/66	128,952
41,572	Qwest Corp.µ
	6.500%, 09/01/56	717,117
16,781	Telephone & Data Systems, Inc.µ
	6.000%, 09/30/26	325,551

See accompanying Notes to Schedule of Investments

11

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
1,523	Telephone and Data Systems, Inc.µ
	6.625%, 03/31/26	$34,009
	United States Cellular Corp.µ
15,378	5.500%, 03/01/70	340,623
1,418	5.500%, 06/01/70	31,551
		1,927,831
	Consumer Discretionary (0.1%)
	Ford Motor Companyµ
5,800	6.200%, 06/01/59	134,966
5,136	6.500%, 08/15/62	125,421
3,615	Guitar Center, Inc.#	54,225
3,120	Qurate Retail, Inc.^
	8.000%, 03/15/31	114,723
9,600	QVC, Inc.
	6.250%, 11/26/68	118,080
		547,415
	Financials (0.7%)
12,587	Affiliated Managers Group, Inc.µ
	6.750%, 03/30/64	313,165
15,560	Annaly Capital Management, Inc.~µ‡
	9.557%, 03/03/25
	3 mo. SOFR + 5.25%	398,336
7,230	Arch Capital Group, Ltd. Series Gµ
	4.550%, 06/11/26	134,695
5,295	Capital One Financial Corp.µ
	4.800%, 06/01/25	101,134
25,145	CNO Financial Group, Inc.µ
	5.125%, 11/25/60	495,105
7,393	Cullen/Frost Bankers, Inc.µ
	4.450%, 12/15/25	135,514
8,134	First Citizens BancShares, Inc.
	5.625%, 01/04/27	183,259
3,050	KeyCorpµ
	5.625%, 03/15/25	67,496
6,800	M&T Bank Corp. Series Jµ
	7.500%, 06/15/29	183,056
1,600	Northern Trust Corp.µ
	4.700%, 04/01/25	32,928
14,526	Selective Insurance Group, Inc.µ
	4.600%, 12/15/25	256,965
3,130	W R Berkley Corp.µ
	5.100%, 12/30/59	65,887
		2,367,540
	Industrials (0.1%)
12,312	WESCO International, Inc.µ‡
	10.625%, 06/22/25
	5 year CMT + 10.33%	316,172

	Real Estate (0.3%)
	Brookfield Property Partners, LPµ
23,352	5.750%, 03/31/25	328,563
12,800	6.375%, 03/02/25	188,288
3,275	EPR Propertiesµ
	5.750%, 03/02/25	64,976
	Global Net Lease, Inc.µ
7,766	7.500%, 03/02/25	176,055
2,521	6.875%, 03/02/25	53,344
4,681	Kimco Realty Corp. Series M, Class Aµ
	5.250%, 03/02/25	100,548
		911,774
	Utilities (0.1%)
14,975	Brookfield Renewable Partners, LP^
	5.250%, 03/31/25	296,355
6,700	DTE Energy Companyµ
	5.250%, 12/01/77	150,951
		447,306
	Total Preferred Stocks
	(Cost $7,471,219)	6,518,038

Common Stocks (79.8%)
	Communication Services (7.0%)
77,000	Alphabet, Inc. - Class A~µ	15,709,540
3,935	Altice USA, Inc. - Class A#	11,057
3,316	Audacy, Inc.#	63,004
1,322	Cumulus Media, Inc. - Class Aµ#	1,177
248,000	Pinterest, Inc. - Class Aµ#	8,174,080
		23,958,858
	Consumer Discretionary (6.5%)
53,000	Amazon.com, Inc.~µ#	12,597,040
11,500	Marriott International, Inc. - Class Aµ	3,341,785
82,500	NIKE, Inc. - Class Bµ	6,344,250
		22,283,075
	Consumer Staples (0.7%)
14,200	Constellation Brands, Inc. - Class Aµ	2,567,360

	Energy (0.1%)
800	Cheniere Energy Partners, LP	49,088
11,058	Energy Transfer, LP~	226,468
3,970	Enterprise Products Partners, LP~	129,620
		405,176
	Financials (3.8%)
167,500	Wells Fargo & Companyµ	13,199,000

	Health Care (17.6%)
4,000	Eli Lilly & Companyµ	3,244,320
27,500	ICON, PLCµ#	5,474,700
23,500	IQVIA Holdings, Inc.µ#	4,731,960
103,500	Medtronic, PLC~µ	9,399,870
115,500	Merck & Company, Inc.µ	11,413,710
25,500	UnitedHealth Group, Inc.µ	13,833,495
113,000	Zimmer Biomet Holdings, Inc.~	12,371,240
		60,469,295
	Industrials (25.9%)
81,500	3M Companyµ	12,404,300
314,000	GBP BAE Systems, PLC~	4,746,495
55,000	Boeing Companyµ#	9,708,600
105,500	Canadian Pacific Kansas City, Ltd.~	8,397,800
120,000	Delta Air Lines, Inc.µ	8,072,400
32,500	Honeywell International, Inc.~µ	7,270,900
68,000	L3Harris Technologies, Inc.µ	14,416,680

See accompanying Notes to Schedule of Investments

12

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
13,500	Northrop Grumman Corp.µ	$6,578,145
32,000	Union Pacific Corp.µ	7,929,280
43,000	Waste Management, Inc.µ	9,471,180
		88,995,780
	Information Technology (18.2%)
13,500	Adobe, Inc.µ#	5,905,575
30,000	Fabrinetµ#	6,486,300
137,000	Flex, Ltd.µ#	5,706,050
54,500	Microchip Technology, Inc.µ	2,959,350
36,500	Microsoft Corp.~	15,149,690
30,500	MKS Instruments, Inc.µ	3,455,040
36,500	MongoDB, Inc.µ#	9,976,180
62,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	12,977,840
		62,616,025
	Other (0.0%)
294	Rite Aid Corp.#	10,290
	Total Common Stocks
	(Cost $274,864,518)	274,504,859

Warrants (0.0%) #
	Communication Services (0.0%)
586	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
97	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
	TOTAL WARRANTS
	(Cost $—)	—

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.8%) #
	Communication Services (0.0%)
2,480	Pinterest, Inc.
8,174,080	Put, 02/21/25, Strike $27.00	$110,360

	Consumer Discretionary (0.1%)
265	Amazon.com, Inc.
6,298,520	Call, 02/07/25, Strike $245.00	129,187
430	NIKE, Inc.
3,306,700	Call, 02/14/25, Strike $80.00	33,970
		163,157
	Consumer Staples (0.0%)
535	Walmart, Inc.
5,251,560	Put, 02/21/25, Strike $92.00	40,660

	Health Care (0.2%)
410	Humana, Inc.
12,022,430	Call, 02/21/25, Strike $310.00	307,500
760	Novo Nordisk A/S
6,418,200	Put, 02/07/25, Strike $85.00	217,360
		524,860
	Information Technology (0.2%)
550	Booz Allen Hamilton Holding Corp.
7,095,000	Call, 02/21/25, Strike $130.00	206,250
300	Fabrinet
6,486,300	Put, 02/21/25, Strike $200.00	283,500
1,550	Microchip Technology, Inc.
8,416,500	Call, 02/07/25, Strike $60.00	85,250
1,270	NVIDIA Corp.
15,248,890	Call, 02/07/25, Strike $130.00	175,260
		750,260
	Other (0.3%)
1,620	SPDR® S&P 500® ETF Trust
97,494,840	Put, 02/07/25, Strike $605.00	1,045,710
	Total Purchased Options
	(Cost $3,092,232)	2,635,007

TOTAL INVESTMENTS (120.0%)
(Cost $415,837,051)		412,868,643

LIABILITIES, LESS OTHER ASSETS (-20.0%)		(68,835,920)

NET ASSETS (100.0%)		$344,032,723

NUMBER OF
SHARES		VALUE

Common Stocks Sold Short (-7.2%) #
	Consumer Discretionary (-1.0%)
(8,200)	Tesla, Inc.	(3,317,720)

	Consumer Staples (-1.5%)
(53,500)	Walmart, Inc.	(5,251,560)

	Industrials (-1.1%)
(30,000)	RTX Corp.	(3,868,500)

	Information Technology (-3.6%)
(39,400)	Apple, Inc.	(9,298,400)
(17,000)	Palo Alto Networks, Inc.	(3,135,140)
		(12,433,540)
	Total Common Stocks Sold Short
	(Proceeds $21,280,540)	(24,871,320)

Exchange-Traded Funds Sold Short (-60.8%) #
	Other (-60.8%)
(314,000)	SPDR® S&P 500® ETF Trust	(188,971,480)
(82,000)	VanEck Semiconductor ETF	(19,976,840)
	Total Exchange-Traded Funds Sold Short
	(Proceeds $194,832,316)	(208,948,320)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $216,112,856)	(233,819,640)

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Written Options (-1.0%) #
	Communication Services (0.0%)
(385)	Alphabet, Inc.
(7,854,770)	Call, 03/21/25, Strike $225.00	$(96,828)

	Consumer Discretionary (-0.1%)
(530)	Amazon.com, Inc.
(12,597,040)	Call, 03/21/25, Strike $270.00	(128,790)
(430)	NIKE, Inc.
(3,306,700)	Put, 02/28/25, Strike $75.00	(60,845)
	Tesla, Inc.
(248)
(10,034,080)	Call, 02/21/25, Strike $460.00	(127,100)
(62)
(2,508,520)	Put, 02/21/25, Strike $355.00	(23,870)
		(340,605)
	Consumer Staples (-0.2%)
(140)	Constellation Brands, Inc.
(2,531,200)	Put, 02/21/25, Strike $220.00	(559,300)
(1,070)	Walmart, Inc.
(10,503,120)	Put, 02/21/25, Strike $87.00	(26,215)
		(585,515)
	Health Care (-0.1%)
(410)	Humana, Inc.
(12,022,430)	Call, 04/17/25, Strike $360.00	(239,850)
(510)	ICON, PLC
(10,153,080)	Put, 04/17/25, Strike $150.00	(87,975)
(1,520)	Novo Nordisk A/S
(12,836,400)	Put, 02/07/25, Strike $80.00	(176,320)
		(504,145)
	Industrials (0.0%)
(185)	Boeing Company
(3,265,620)	Put, 02/07/25, Strike $175.00	(41,717)

	Information Technology (-0.2%)
	Apple, Inc.
(394)	Put, 02/21/25, Strike $210.00	(19,306)
(9,298,400)
(394)	Call, 04/17/25, Strike $265.00
(9,298,400)		(62,252)
(270)	Arista Networks, Inc.
(3,111,210)	Call, 02/14/25, Strike $120.00	(54,000)
(550)	Booz Allen Hamilton Holding Corp.
(7,095,000)	Put, 03/21/25, Strike $110.00	(55,000)
(300)	Fabrinet
(6,486,300)	Call, 02/21/25, Strike $240.00	(249,000)
(780)	Marvell Technology, Inc.
(8,803,080)	Call, 02/07/25, Strike $122.00	(70,200)
(165)	Microsoft Corp.
(6,848,490)	Put, 03/21/25, Strike $380.00	(42,488)
(1,270)	NVIDIA Corp.
(15,248,890)	Call, 02/21/25, Strike $150.00	(95,250)
		(647,496)
	Other (-0.4%)
(3,120)	SPDR S&P Regional Banking ETF
(20,017,920)	Call, 02/21/25, Strike $69.00	(85,800)
	SPDR® S&P 500® ETF Trust
(1,825)
(109,832,150)	Put, 03/21/25, Strike $540.00	(304,775)
(1,215)
(73,121,130)	Put, 02/21/25, Strike $580.00	(248,467)
(1,215)
(73,121,130)	Put, 03/21/25, Strike $555.00	(298,283)
(1,050)
(63,191,100)	Call, 03/21/25, Strike $630.00	(208,425)
(1,050)
(63,191,100)	Put, 03/21/25, Strike $510.00	(96,075)
		(1,241,825)
	Total Written Options
	(Premium $3,613,294)	(3,458,131)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $116,555,601.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $216,421,736.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONs
CAD	Canadian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$138,284	$—	$138,284
Corporate Bonds	—	114,375,431	—	114,375,431
Convertible Bond	—	63,817	—	63,817
Bank Loans	—	13,344,610	—	13,344,610
U.S. Government and Agency Securities	—	1,288,597	—	1,288,597
Preferred Stocks	6,463,813	54,225	—	6,518,038
Common Stocks	269,685,070	4,819,789	—	274,504,859
Warrants	—	—	—	—
Purchased Options	2,635,007	—	—	2,635,007
Total	$278,783,890	$134,084,753	$—	$412,868,643
Liabilities:
Common Stocks Sold Short	$24,871,320	$—	$—	$24,871,320
Exchange-Traded Funds Sold Short	208,948,320	—	—	208,948,320
Written Options	3,458,131	—	—	3,458,131
Total	$237,277,771	$—	$—	$237,277,771

See accompanying Notes to Schedule of Investments

15

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value (“NAV”) on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.